UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2012

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

February 29, 2012 (Unaudited)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

EEB	GUGGENHEIM BRIC ETF
DEF	GUGGENHEIM DEFENSIVE EQUITY ETF
NFO	GUGGENHEIM INSIDER SENTIMENT ETF
CZA	GUGGENHEIM MID-CAP CORE ETF
CVY	GUGGENHEIM MULTI-ASSET INCOME ETF
RYJ	GUGGENHEIM RAYMOND JAMES SB-1 EQUITY ETF
CSD	GUGGENHEIM SPIN-OFF ETF
WXSP	WILSHIRE 4500 COMPLETION ETF
WFVK	WILSHIRE 5000 TOTAL MARKET ETF
WMCR	WILSHIRE MICRO-CAP ETF
WREI	WILSHIRE US REIT ETF

WWW.GUGGENHEIMFUNDS.COM

… YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

February 29, 2012

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 11 of our exchange-traded funds (“ETFs” or “Funds”). The Investment Adviser is now a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. In September 2011, Guggenheim announced plans to combine its asset management capabilities under a single brand, Guggenheim Investments. This change marks an alignment of several complementary acquisitions into Guggenheim’s existing investment management business. Guggenheim Investments offers clients investment competencies across all major asset classes, including fixed income, equities and alternatives.

This report covers performance of the following Funds for the semiannual period ended February 29, 2012, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BRIC ETF (EEB)

-	Guggenheim Defensive Equity ETF (DEF)

-	Guggenheim Insider Sentiment ETF (NFO)

-	Guggenheim Mid-Cap Core ETF (CZA)

-	Guggenheim Multi-Asset Income ETF (CVY)

-	Guggenheim Raymond James SB-1 Equity ETF (RYJ)

-	Guggenheim Spin-Off ETF (CSD)

-	Wilshire 4500 Completion ETF (WXSP)

-	Wilshire 5000 Total Market ETF (WFVK)

-	Wilshire Micro-Cap ETF (WMCR)

-	Wilshire US REIT ETF (WREI)

To learn more about economic and market conditions over the six months ended February 2012 and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

March 31, 2012

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February 29, 2012

ECONOMIC AND MARKET OVERVIEW

Recent reports indicate that the United States has entered a period of self-sustaining economic expansion, driven primarily by the aggressively accommodative policies of the U.S. Federal Reserve (the “Fed”). The U.S. has become the economic locomotive of the global economy, and that is why the Fed is unlikely to end its program of monetary stimulus any time soon. They understand that U.S. growth is necessary to reduce domestic unemployment and to provide support to the struggling economies in Europe and Asia. The world economy faces several challenges, including the European debt crisis, a slowdown in emerging markets, and a potential hard landing in China.

In the U.S., one of the most encouraging signs is the better tone of the labor market data. Not only has employment strengthened, but people’s perceptions of labor market conditions, evident in surveys as well as actions, suggest the labor market may finally be providing the critical foundation for stronger, more sustainable economic growth. While the U.S. economy is unlikely to demonstrate the above-trend growth that characterized past recoveries from deep recessions, the modest pace of growth experienced over the last two years is likely to persist.

In late February, the U.S. Department of Commerce reported real growth in gross domestic product (“GDP”) at an annual rate of 3.0% for the fourth quarter of 2011, up from 1.8% in the third quarter of the year. Sales of computers and motor vehicles were important factors in growth for the quarter. For the full year 2011, real GDP expanded 1.7%, and the price index for gross domestic purchases increased 2.5%. The announcement included a statement that growth in the fourth quarter reflected an upturn in private inventory investment and accelerations in personal consumption expenditures and residential fixed investment, partially offset by decreases in government spending at the federal, state and local levels.

Beginning in October 2011, the U.S. stock market moved up fairly consistently, ending February 2012 at the highest level reached since mid-year 2008, before the financial crisis began. (All returns cited are for the six-month period ended February 29, 2012) The Standard & Poor’s 500 Index (the “S&P 500”), which is generally regarded as an indicator of the broad U.S. stock market, returned 13.31%. Most foreign equity markets had positive returns but were not as strong as the U.S. equity market: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 4.13%. The return of the MSCI Emerging Market Index, which measures stock market performance in global emerging markets, was 5.27%.

In the U.S. bond market, lower-rated bonds performed better than higher quality issues, as investors in search of yield became more comfortable with credit risk. The return of the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, returned 2.73%, while the return of the Barclays Capital U.S. Corporate High Yield Index was 9.38%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays Capital 1–3 Month U.S. Treasury Bill Index was 0.01%.

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February 29, 2012

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays Capital U.S. Treasury Bill Index 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Dow Jones U.S. Select Dividend Index is a selection of stocks that is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The S&P MidCap 400 Index is a market-weighted index of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group representation.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 29, 2012

EEB Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon BRIC Select ADR Index (the “Index”).

The Index is comprised of American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by The Bank of New York Mellon Corporation. The Fund will invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and underlying securities representing ADRs and GDRs that comprise the Index. As of February 29, 2012, the Index consisted of 85 securities. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 4.41%, which included an increase in market price over the period to $41.35 as of February 29, 2012, from $41.17 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 4.15%, which included an increase in NAV over the period to $41.32 as of February 29, 2012, from $41.24 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad emerging market comparison purposes, the Index generated a return of 4.51% and the MSCI Emerging Markets Index generated a return of 5.27% for the same period.

The Fund made an annual income distribution of $1.3840 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the energy sector contributed most significantly to the Fund’s return, followed by the financial sector. The communications sector detracted most significantly from the Fund’s return, followed by the basic materials sector.

Positions that contributed most significantly to return included Itau Unibanco Holding SA, a Brazilian bank (5.4% of the Fund’s long-term investments at period end); Cia de Bebidas das Americas SA, a Brazilian beverage company (5.3% of the Fund’s long-term investments at period end); and Petroleo Brasileiro SA, a Brazilian oil and gas service company (common stock 6.3%, preference shares 7.7% of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included Vale SA, a Brazilian metals and mining company (common stock 4.2%, preference shares 6.4% of the Fund’s long-term investments at period end); Ctrip.com International, Ltd., a travel service provider for hotel accommodations, airline tickets and packaged tours in China (0.6% of the Fund’s long-term investments at period end); and Baidu, Inc., a Chinese-language Internet search provider (2.8% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

DEF Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 9.26%, which included an increase in market price over the period to $27.70 as of February 29, 2012, from $25.70 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 9.27%, which included an increase in NAV over the period to $27.68 as of February 29, 2012, from $25.68 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 9.64% and the S&P 500 Index returned 13.31% for the same period.

The Fund made an annual income distribution of $0.3750 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the energy sector contributed most significantly to the Fund’s return, followed by the consumer cyclical sector. The communications and technology sectors detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Garmin Ltd., a provider of navigation, communication and information devices and applications enabled by global positioning system (GPS) technology; Sunoco Logistics Partners, which owns and operates a logistics business designed facilitate the purchase and sale of petroleum products; and Plains All American Pipeline, LP, which is engaged in the transportation, storage and marketing of crude oil, refined products and liquefied petroleum gas and other natural gas-related petroleum products (1.1%, 1.0% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Frontier Communications Corp., which provides telephone and related services primarily to rural areas and small towns in the United States; Gilead Sciences, Inc., a research-based biopharmaceutical company; and Activision Blizzard, Inc., a creator and marketer of electronic games (1.0%, 0.8% and 1.0%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

NFO Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of companies eligible for inclusion in the Index includes approximately 5,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 10.38%, which included an increase in market price over the period to $34.32 as of February 29, 2012, from $31.64 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 10.35%, which included an increase in NAV over the period to $34.33 as of February 29, 2012, from $31.66 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 10.67% and the S&P 500 Index returned 13.31% for the same period.

The Fund made an annual income distribution of $0.5430 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the consumer cyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The technology and basic materials sectors detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Select Comfort Corp., a manufacturer and retailer of beds and sleep accessories; Boston Private Financial Holdings, Inc., which offers services including private banking, investment management and wealth advisory; and Fastenal Co., which sells industrial and construction supplies (1.3%, 1.1% and 1.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included First Solar, Inc., which manufactures and sells solar modules with an advanced thin-film semiconductor technology; SunPower Corp., a vertically integrated solar products and services company; and MEMC Electronic Materials, Inc., which develops, manufactures and sells silicon wafers (none of these securities were held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

CZA Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”) and business development companies (“BDCs”). Currently, the mid-capitalization universe ranges from approximately $1.8 billion in market capitalization to $12.8 billion in market capitalization, as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 13.67%, which included an increase in market price over the period to $32.40 as of February 29, 2012, from $28.57 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 13.24%, which included an increase in NAV over the period to $32.30 as of February 29, 2012, from $28.59 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index, midcap market, and domestic equity market comparison purposes, the Index returned 13.45%, the Russell Midcap Index returned 12.16%, the S&P MidCap 400 Index returned 12.54%, and the S&P 500 Index returned 13.31% for the same period.

The Fund made an annual income distribution of $0.0700 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, all nine sectors in which the Fund was invested had positive returns, contributing to the Fund’s return. The energy sector contributed most significantly to the Fund’s return, followed by the industrial sector. The communications sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included HCA Holdings, Inc., a health care services company that owns and operates hospitals and related health care entities; Ameriprise Financial, Inc., which provides services including financial planning, wealth management, retirement, asset management, annuities and insurance; and Plains All American Pipeline, LP, which is engaged in the transportation, storage and marketing of crude oil, refined products and liquefied petroleum gas and other natural gas-related petroleum products (2.3%, 2.3% and 2.2%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Expeditors International of Washington, Inc., a provider of global logistics services; Invesco Ltd., an investment management company; and Coca-Cola Enterprises, Inc., an independent Coca-Cola bottler that is The Coca-Cola Company’s bottling partner in Western Europe (none of these securities were held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 11.17%, which included an increase in market price over the period to $22.05 as of February 29, 2012, from $20.42 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 11.12%, which included an increase in NAV over the period to $22.06 as of February 29, 2012, from $20.44 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index, domestic equity market and domestic equity income market comparison purposes, the Index returned 11.41%, the S&P 500 Index returned 13.31% and the Dow Jones US Select Dividend Index returned 10.87% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the six-month period ended February 29, 2012:

Payable Date	Amount
September 30, 2011	$0.2950
December 30, 2011	$0.2770

Performance Attribution
For the six-month period ended February 29, 2012, all nine sectors in which the Fund was invested had positive returns, contributing to the Fund’s return. The energy sector contributed most significantly to the Fund’s return. The consumer cyclical and utilities sectors contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Plains All American Pipeline, LP, which is engaged in the transportation, storage and marketing of crude oil, refined products and liquefied petroleum gas and other natural gas-related petroleum products (1.3% of the Fund’s long-term investments at period end); Kinder Morgan Energy Partners, LP, a pipeline transportation and energy storage company (1.7% of the Fund’s long-term investments at period end); and KLA-Tencor Corp., which is engaged in the design, manufacture and marketing of process control and yield management solutions for the semiconductor and related nanoelectronics industries (not held in the Fund’s portfolio at period end). Positions that detracted most significantly from the Fund’s return included Nokia OYJ, a Finnish company that produces and sells mobile telephones, navigation devices, and related services (0.8% of the Fund’s long-term investments at period end); Enerplus Corp., oil and natural gas exploration and production company (not held in the Fund’s portfolio at period end); and Inergy, LP, which owns and operates a retail and wholesale propane supply, marketing and distribution business (0.3% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Overview
The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of February 29, 2012, the Index consisted of 180 securities with a market capitalization range of $49 million to $216 billion. The Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 16.08%, which included an increase in market price over the period to $23.09 as of February 29, 2012, from $19.92 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 15.77%, which included an increase in NAV over the period to $23.04 as of February 29, 2012, from $19.93 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic midcap equity market comparison purposes, the Index returned 16.18% and the S&P MidCap 400 Index returned 12.54% for the same period.

The Fund made an annual income distribution of $0.0290 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the consumer cyclical sector contributed most significantly to the Fund’s return, followed by the financial and technology sectors. The utilities sector was the only sector that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Arctic Cat, Inc., which manufactures and markets snowmobiles and all-terrain vehicles (0.6% of long-term investments at period end); SuccessFactors, Inc. (not held in the Fund’s portfolio at period end), a provider of cloud-based software that was acquired in February 2012 by SAP AG, a German company that is a market leader in enterprise application software (not held in the Fund’s portfolio at period end); and Select Comfort Corp., a manufacturer and retailer of beds and sleep accessories (0.6% of long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Amyris, Inc., which develops renewable compounds by genetically modifying micro organisms, primarily yeast (not held in the Fund’s portfolio at period end); NII Holdings, Inc., a holding company for the operations of Nextel

Communications, Inc. that provides wireless communication services under the Nextel brand in selected international markets; and Alpha Natural Resources, Inc., an Appalachian coal supplier (0.5% and 0.5%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

CSD Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF, NYSE Arca ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

The Index is comprised of approximately 28 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 16.98%, which included an increase in market price over the period to $25.87 as of February 29, 2012, from $22.22 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 17.02%, which included an increase in NAV over the period to $25.89 as of February 29, 2012, from $22.23 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index, domestic market and midcap market capitalization comparison purposes, the Index returned 17.50%, the S&P 500 Index returned 13.31%, and the Russell Midcap Index returned 12.16% for the same period.

The Fund made an annual income distribution of $0.1120 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the financial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. Basic materials was the only sector that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Altisource Portfolio Solutions SA, a provider of services focused on technology-enabled functions related to real estate and mortgage portfolio management; Philip Morris International, Inc., which manufactures and sell tobacco products in markets outside the United States; and Virtus Investment Partners, Inc., a provider of investment management products and services to individuals and institutions (8.3%, 6.7% and 5.0%, respectively, of the Fund’s long-term investments at period end). Only two positions detracted from the Fund’s return during the period; these were TeleCommunication Systems, Inc., which develops and delivers secure wireless communication technology, and Clearwater Paper Corp., a producer of private label tissue and paperboard products (1.4% and 4.0%, respectively, of the Fund’s long-term investments at period end).

12 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF

Fund Overview
The Wilshire 4500 Completion ETF, NYSE ticker: WXSP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire 4500 Completion IndexSM (the “Wilshire 4500” or the “Index”).

The Wilshire 4500 is a rules-based index comprised of, as of February 29, 2012, 3,169 securities, including common stocks, real estate investment trusts (“REITs”) and business development companies (“BDCs”). The Index may include securities of companies of all categories of market capitalizations (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated. The Wilshire 4500 is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). Designed to represent the extended market, the Wilshire 4500 is comprised of the Wilshire 5000 securities with the components of the S&P 500 Index® excluded.

The Fund will invest at least 80% of its total assets in equity securities that comprise the Wilshire 4500. The Investment Adviser and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 14.05%, which included an increase in market price over the period to $31.60 as of February 29, 2012, from $28.00 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 12.79%, which included an increase in NAV over the period to $31.52 as of February 29, 2012, from $28.24 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Wilshire 4500 returned 12.52% and the S&P 500 Index returned 13.31% for the same period.

The Fund made an annual distribution of $0.2980 per share on December 30, 2011, to shareholders of record on December 28, 2011. This included ordinary income of $0.258, short term capital gains of $0.035 and long term gains of $0.005.

Performance Attribution
For the six-month period ended February 29, 2012, all sectors in which the Fund had investments had positive returns, contributing to the Fund’s return. The consumer non-cyclical sector contributed most significantly to the Fund’s return and the diversified sector contributed least.

Positions that contributed most significantly to the Fund’s return included Kinder Morgan, Inc., the general partner of Kinder Morgan Energy Partners, LP, a pipeline transportation and energy storage company (1.0% of the Fund’s long-term investments at period end); Pharmasset, Inc., a clinical-stage pharmaceutical company that was acquired in January 2012 by Gilead Sciences, Inc., a research-based biopharmaceutical company (neither Pharmasset nor Gilead Sciences was held in the portfolio at period end); and Las Vegas Sands Corp., which owns and operates resort hotels and casinos (1.0% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Green Mountain Coffee Roasters, Inc., which sources, produces and markets specialties coffees and other beverages and manufactures and markets Keurig single-cup coffee brewing systems (0.3% of the Fund’s long-term investments at period end); NII Holdings, Inc., a holding company for the operations of Nextel Communications, Inc. that provide wireless communication services under the Nextel brand in selected international markets (not held in the Fund’s portfolio at period end); and The Mosaic Co., a producer and marketer of concentrated phosphate and potash crop nutrients for the global agriculture industry (0.1% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF

Fund Overview
The Wilshire 5000 Total Market ETF, NYSE Arca ticker WFVK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire 5000 Total Market IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 29, 2012, 3,660 securities, including common stocks and real estate investment trusts (“REITs”). The Index is designed to represent the total U.S. equity market and includes all U.S. equity securities that have readily available prices. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 13.49%, which included an increase in market price over the period to $30.55 as of February 29, 2012, from $27.38 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 13.07%, which included an increase in NAV over the period to $30.37 as of February 29, 2012, from $27.32 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 13.15% and the S&P 500 Index returned 13.31% for the same period.

The Fund made an annual distribution of $0.476 per share on December 30, 2011, to shareholders of record on December 28, 2011. This included ordinary income of $0.470 and long term capital gains of $0.006.

Performance Attribution
For the six-month period ended February 29, 2012, all sectors in which the Fund was invested had positive returns, contributing to the Fund’s return. The technology sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The utilities sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Apple, Inc., which designs, manufactures and markets computers and other electronic devices; Exxon Mobil Corp., an integrated international oil company; and Microsoft Corp., which develops and licenses software products and services (3.4%, 2.9% and 1.7%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Amazon.com, Inc., an online retailer; Halliburton Co., an oilfield services company; and Netflix, Inc., which provides video programming to subscribers over the internet and by mailing digital video disks (0.4%, 0.2% and less than 0.1%, respectively, of the Fund’s long-term investments at period end).

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 29, 2012, approximately 1,200 securities of micro-capitalization companies, including Real Estate Investment Trusts (“REITs”) and business development companies (“BDCs”), as defined by Wilshire Associates Incorporated. The Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 10.85%, which included an increase in market price over the period to $17.33 as of February 29, 2012, from $16.30 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 10.41%, which included an increase in NAV over the period to $17.35 as of February 29, 2012, from $16.38 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the Index returned 10.80% for the same period. For domestic equity market and small cap market comparison purposes, the S&P 500 Index returned 13.31% and the Russell 2000 Index returned 12.40% for the same period.

The Fund made an annual income distribution of $0.650 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the six-month period ended February 29, 2012, the consumer noncyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The basic materials sector was the only sector that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Inhibitex, Inc., a biopharmaceutical company that was acquired in February 2012 by Bristol-Myers Squibb, a global biopharmaceutical company (neither Inhibitex nor Bristol-Myers Squibb was held in the portfolio at period end.); Dynavax Technologies Corp., a biopharmaceutical company that develops products to prevent and treat infectious diseases, asthma and inflammatory and autoimmune diseases (0.7% of the Fund’s long-term investments at period end); and On Assignment, Inc., a professional staffing firm (0.6% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Endocyte, Inc., a biopharmaceutical company that develops therapies for the treatment of cancer and inflammatory diseases (not held in the Fund’s portfolio at period end); Responsys, Inc., a provider of on-demand software and professional services (not held in the Fund’s portfolio at period end); and BioSante Pharmaceuticals, Inc., a specialty pharmaceutical company focused on developing products for female sexual health and oncology (0.1% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 15

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 29, 2012

WREI Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 29, 2012, approximately 97 securities, which may include securities of companies of all categories of market capitalizations, (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated. The Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser and Guggenheim Partners Asset Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2012.

On a market price basis, the Fund generated a total return of 8.56%, which included an increase in market price over the period to $33.62 as of February 29, 2012, from $31.63 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 7.87%, which included an increase in NAV over the period to $33.56 as of February 29, 2012, from $31.78 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity REIT market comparison purposes, the Index returned 8.03% and the FTSE NAREIT Equity REIT Index returned 8.14% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2011, were:

Date	Amount
September 30, 2011	$0.2990
December 30, 2011	$0.3400

Performance Attribution
More than 99% of the Fund’s holdings are categorized in the financial sector, which had a positive return for the six-month period ended February 29, 2012, contributing to the Fund’s return. Positions that contributed most significantly to the Fund’s performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers and international properties in North America, Europe and Asia; ProLogis, Inc., which owns and operates distribution facilities; Host Hotels & Resorts, Inc., which owns and operates luxury hotels under brand names including Marriott, Ritz-Carlton and Westin (10.8%, 4.2% and 3.0%, respectively, of total investments at period end). Positions that detracted most significantly from the Fund’s performance included Equity Residential, which is focused on the acquisition, development and management of apartment properties; Vornado Realty Trust, an integrated real estate investment trust that owns and operates office and real estate properties in major cities; and AvalonBay Communities, Inc., which develops, acquires, owns and operates upscale multifamily residential communities (4.6%, 4.1% and 3.4%, respectively, of total investments at period end).

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 29, 2012

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk. A Fund’s investments in non-U.S. issuers, although limited to ADRs and GDRs (EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk. To the extent that a Fund’s focus their investments in a particular industry or group of related industries, the NAV of the funds will be more susceptible to factors affecting that industry or sector.

Micro-, Small and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, certain Funds are not “actively” managed. Therefore, a Fund won’t necessarily sell a security because the security’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 17

FUND SUMMARY & PERFORMANCE (Unaudited)	February 29, 2012

EEB Guggenheim BRIC ETF

Fund Statistics
Share Price	$41.35
Net Asset Value	$41.32
Premium/Discount to NAV	0.07%
Net Assets ($000)	$489,728

Total Returns
			Three	Five	Since
	Six	One	Year	Year	Inception
(Inception 9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim BRIC ETF
NAV	4.15%	-5.58%	28.03%	9.03%	12.45%
Market	4.41%	-5.45%	28.04%	9.01%	12.47%
The BNY Mellon BRIC
Select ADR Index	4.51%	-5.14%	28.86%	9.59%	13.14%
MSCI Emerging Markets
Index	5.27%	-0.11%	32.24%	6.20%	8.56%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.65%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.66%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	25.2%
Communications	18.8%
Financial	17.4%
Basic Materials	16.1%
Consumer, Non-cyclical	10.4%
Technology	4.1%
Utilities	3.7%
Consumer, Cyclical	3.0%
Industrial	0.8%
Total Common and Preferred Stocks	99.5%
Exchange Traded Fund	0.1%
Investments of Collateral for Securities Loaned	5.2%
Total Investments	104.8%
Liabilities in excess of Other Assets	-4.8%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Brazil	55.4%
China	31.6%
India	10.9%
Russia	2.0%
United States	0.1%

% of Long-Term
Top Ten Holdings	Investments
Petroleo Brasileiro SA - Preferred	7.7%
China Mobile Ltd.	7.1%
Vale SA - Preferred	6.4%
Petroleo Brasileiro SA	6.3%
Itau Unibanco Holding SA - Preferred	5.4%
Cia de Bebidas das Americas SA - Preferred	5.3%
CNOOC Ltd.	4.4%
Vale SA	4.2%
Banco Bradesco SA - Preferred	4.2%
PetroChina Co. Ltd.	3.4%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

DEF Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$27.70
Net Asset Value	$27.68
Premium/Discount to NAV	0.07%
Net Assets ($000)	$60,901

Total Returns
			Three	Five	Since
	Six	One	Year	Year	Inception
(Inception 12/15/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Defensive Equity ETF
NAV	9.27%	9.96%	24.56%	3.58%	3.90%
Market	9.26%	9.94%	24.63%	3.59%	3.91%
Sabrient Defensive
Equity Index	9.64%	10.66%	25.42%	4.33%	4.66%
S&P 500 Index	13.31%	5.12%	25.53%	1.58%	1.34%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.24%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.94%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	25.8%
Utilities	20.8%
Energy	20.2%
Consumer, Cyclical	11.3%
Communications	7.9%
Financial	7.6%
Basic Materials	2.1%
Industrial	2.0%
Technology	2.0%
Total Common Stocks and Master Limited Partnerships	99.7%
Exchange Traded Funds	0.1%
Investments of Collateral for Securities Loaned	11.1%
Total Investments	110.9%
Liabilities in excess of Other Assets	-10.9%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Lorillard, Inc.	1.2%
Terra Nitrogen Co., LP	1.1%
Advance Auto Parts, Inc.	1.1%
Philip Morris International, Inc.	1.1%
Garmin Ltd.	1.1%
Magellan Midstream Partners, LP	1.1%
Targa Resources Partners, LP	1.1%
Procter & Gamble Co.	1.1%
Plains All American Pipeline, LP	1.0%
NuStar Energy, LP	1.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 19

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

NFO Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$34.32
Net Asset Value	$34.33
Premium/Discount to NAV	-0.03%
Net Assets ($000)	$99,598

Total Returns
			Three	Five	Since
	Six	One	Year	Year	Inception
(Inception 9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Insider Sentiment ETF
NAV	10.35%	2.51%	37.28%	5.98%	7.41%
Market	10.38%	2.72%	36.48%	5.98%	7.41%
Sabrient Insider
Sentiment Index	10.67%	3.05%	38.16%	6.66%	8.11%
S&P 500 Index	13.31%	5.12%	25.53%	1.58%	2.74%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.81%. There is a contractual fee waiver in place for this Fund through December 31, 2014, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	20.7%
Financial	19.5%
Consumer, Non-cyclical	17.0%
Energy	12.2%
Industrial	8.1%
Technology	8.0%
Communications	7.1%
Basic Materials	3.3%
Utilities	2.7%
Diversified	1.1%
Total Common Stocks and Master Limited Partnerships	99.7%
Exchange Traded Fund	0.2%
Investments of Collateral for Securities Loaned	3.5%
Total Investments	103.4%
Liabilities in excess of Other Assets	-3.4%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Popular, Inc.	1.3%
Select Comfort Corp.	1.3%
Fossil, Inc.	1.3%
Apple, Inc.	1.2%
EnerSys	1.2%
ValueClick, Inc.	1.2%
Cedar Fair, LP	1.2%
CF Industries Holdings, Inc.	1.2%
Kronos Worldwide, Inc.	1.2%
Time Warner Cable, Inc.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

CZA Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$32.40
Net Asset Value	$32.30
Premium/Discount to NAV	0.31%
Net Assets ($000)	$33,912

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 4/2/07)	Month	Year	(Annualized)	(Annualized)
Guggenheim Mid-Cap Core ETF
NAV	13.24%	5.56%	31.74%	5.79%
Market	13.67%	6.27%	31.29%	5.85%
Zacks Mid-Cap
Core Index	13.45%	6.48%	33.57%	7.00%
S&P 500 Index	13.31%	5.12%	25.53%	1.38%
Russell Midcap Index	12.16%	2.63%	32.00%	2.65%
S&P MidCap
400 Index	12.54%	2.55%	31.46%	4.46%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.63%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.14%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	21.2%
Financial	15.2%
Technology	12.7%
Utilities	11.9%
Industrial	11.2%
Energy	11.1%
Consumer, Cyclical	6.6%
Basic Materials	5.5%
Communications	4.2%
Total Common Stocks and Master Limited Partnerships	99.6%
Exchange Traded Fund	0.2%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	101.2%
Liabilities in excess of Other Assets	-1.2%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
HCA Holdings, Inc.	2.3%
Ameriprise Financial, Inc.	2.3%
Sara Lee Corp.	2.2%
Plains All American Pipeline, LP	2.2%
Xerox Corp.	2.2%
Paychex, Inc.	2.1%
Republic Services, Inc.	2.0%
ConAgra Foods, Inc.	2.0%
AES Corp.	1.9%
TD Ameritrade Holding Corp.	1.9%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 21

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$22.05
Net Asset Value	$22.06
Premium/Discount to NAV	-0.05%
Net Assets ($000)	$667,279

Total Returns
			Three	Five	Since
	Six	One	Year	Year	Inception
(Inception 9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Multi-Asset Income ETF
NAV	11.12%	9.68%	37.81%	2.22%	3.60%
Market	11.17%	9.47%	37.96%	2.20%	3.58%
Zacks Multi-Asset
Income Index	11.41%	10.74%	38.80%	3.00%	4.49%
S&P 500 Index	13.31%	5.12%	25.53%	1.58%	2.74%
Dow Jones U.S. Select
Dividend Index	10.87%	12.35%	28.78%	-0.22%	1.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.90%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	21.7%
Energy	18.7%
Consumer, Non-cyclical	17.6%
Communications	7.4%
Consumer, Cyclical	6.5%
Industrial	6.1%
Utilities	5.3%
Basic Materials	4.6%
Technology	2.0%
Common Stocks, Convertible Preferred Stocks,
Preferred Stocks, and Master Limited Partnerships	89.9%
Closed End Funds	9.8%
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	13.7%
Total Investments	113.4%
Liabilities in excess of Other Assets	-13.4%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Enterprise Products Partners, LP	1.7%
Kinder Morgan Energy Partners, LP	1.7%
Seadrill Ltd.	1.5%
ConocoPhillips	1.3%
Plains All American Pipeline, LP	1.3%
Chevron Corp.	1.3%
General Motors Co.	1.3%
Energy Transfer Partners, LP	1.3%
Bank of America Corp.	1.2%
International Paper Co.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Distributions to Shareholders

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$23.09
Net Asset Value	$23.04
Premium/Discount to NAV	0.22%
Net Assets ($000)	$83,486

Total Returns

Performance inclusive			Three	Five	Since
of Predecessor Fund	Six	One	Year	Year	Inception
(Inception 5/19/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Raymond James SB-1 Equity ETF
NAV	15.77%	2.27%	36.56%	4.53%	5.11%
Market	16.08%	2.45%	37.01%	7.17%	4.51%
Raymond James SB-1
Equity Index	16.18%	3.02%	37.30%	5.56%	6.20%
S&P MidCap
400 Index	12.54%	2.55%	31.46%	4.66%	5.93%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	22.0%
Consumer, Cyclical	21.6%
Energy	18.3%
Communications	14.0%
Technology	10.4%
Consumer, Non-cyclical	8.1%
Industrial	5.6%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	2.2%
Total Investments	102.2%
Liabilities in excess of Other Assets	-2.2%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Knology, Inc.	0.7%
Micron Technology, Inc.	0.6%
SS&C Technologies Holdings, Inc.	0.6%
Transocean Ltd.	0.6%
Spirit Airlines, Inc.	0.6%
Pier 1 Imports, Inc.	0.6%
Otelco, Inc.	0.6%
AutoZone, Inc.	0.6%
Lumber Liquidators Holdings, Inc.	0.6%
Brinker International, Inc.	0.6%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 23

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

CSD Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$25.87
Net Asset Value	$25.89
Premium/Discount to NAV	-0.08%
Net Assets ($000)	$36,249

Total Returns
			Three	Five	Since
	Six	One	Year	Year	Inception
(Inception 12/15/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Spin-Off ETF
NAV	17.02%	9.58%	37.14%	1.38%	1.91%
Market	16.98%	9.95%	36.57%	1.36%	1.89%
Beacon Spin-Off
Index	17.50%	10.41%	37.77%	1.88%	2.42%
S&P 500 Index	13.31%	5.12%	25.53%	1.58%	1.34%
Russell Midcap
Index	12.16%	2.63%	32.00%	2.78%	3.11%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.51%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.11%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	36.7%
Communications	17.7%
Financial	16.3%
Industrial	10.3%
Consumer, Cyclical	8.3%
Utilities	6.3%
Basic Materials	4.0%
Total Common Stock and Master Limited Partnership	99.6%
Exchange Traded Fund	0.2%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Altisource Portfolio Solutions SA	8.3%
Ascent Capital Group, Inc., Class A	6.8%
Philip Morris International, Inc.	6.7%
Lorillard, Inc.	6.4%
Brookfield Infrastructure Partners, LP	6.3%
Total System Services, Inc.	5.3%
EchoStar Corp., Class A	5.1%
Virtus Investment Partners, Inc.	5.0%
Time Warner Cable, Inc.	4.9%
HSN, Inc.	4.9%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF

Fund Statistics
Share Price	$31.60
Net Asset Value	$31.52
Premium/Discount to NAV	0.25%
Net Assets ($000)	$6,303

Total Returns
			Since
	Six	One	Inception
(Inception 3/9/10)	Month	Year	(Annualized)
Wilshire 4500 Completion
NAV	12.79%	1.50%	13.58%
Market	14.05%	2.00%	13.72%
Wilshire 4500 Completion
IndexSM	12.52%	1.17%	13.29%
S&P 500 Index	13.31%	5.12%	11.90%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized. The Fund’s annual operating expense ratio of 0.18% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	21.5%
Consumer, Non-cyclical	17.6%
Consumer, Cyclical	14.8%
Industrial	14.4%
Technology	8.7%
Communications	7.4%
Energy	7.0%
Basic Materials	4.2%
Utilities	4.0%
Diversified	0.0%*
Total Common Stocks	99.6%
Rights	0.0%*
Warrants	0.0%*
Total Long-Term Investments	99.6%
Investments of Collateral for Securities Loaned	5.2%
Total Investments	104.8%
Liabilities in excess of Other Assets	-4.8%
Net Assets	100.0%
* Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Las Vegas Sands Corp.	1.0%
Kinder Morgan, Inc.	1.0%
General Motors Co.	0.7%
Crown Castle International Corp.	0.5%
Alexion Pharmaceuticals, Inc.	0.5%
Annaly Capital Management, Inc., REIT	0.4%
Bunge Ltd.	0.4%
Liberty Media Corp - Liberty Capital	0.4%
Sirius XM Radio, Inc.	0.3%
Concho Resources, Inc.	0.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF

Fund Statistics
Share Price	$30.55
Net Asset Value	$30.37
Premium/Discount to NAV	0.59%
Net Assets ($000)	$6,073

Total Returns
			Since
	Six	One	Inception
(Inception 3/9/10)	Month	Year	(Annualized)
Wilshire 5000 Total Market ETF
NAV	13.07%	4.18%	12.09%
Market	13.49%	4.94%	12.42%
Wilshire 5000 Total Market
IndexSM	13.15%	4.39%	12.09%
S&P 500 Index	13.31%	5.12%	11.90%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.12% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	20.8%
Financial	15.6%
Technology	14.1%
Energy	11.5%
Industrial	10.9%
Consumer, Cyclical	10.1%
Communications	9.6%
Basic Materials	3.5%
Utilities	3.5%
Diversified	0.1%
Total Common Stocks, Preferred Stock and
Master Limited Partnership	99.7%
Rights	0.0%*
Investments of Collateral for Securities Loaned	1.1%
Total Investments	100.8%
Liabilities in excess of Other Assets	-0.8%
Net Assets	100.0%
* Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Apple, Inc.	3.4%
Exxon Mobil Corp.	2.9%
Microsoft Corp.	1.7%
International Business Machines Corp.	1.5%
Chevron Corp.	1.5%
General Electric Co.	1.4%
Procter & Gamble Co.	1.3%
AT&T, Inc.	1.3%
Johnson & Johnson	1.2%
Pfizer, Inc.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$17.33
Net Asset Value	$17.35
Premium/Discount to NAV	-0.12%
Net Assets ($000)	$15,630

Total Returns
			Three		Five		Since
	Six	One	Year		Year		Inception
(Inception 9/21/06)	Month	Year	(Annualized)		(Annualized)		(Annualized)
Wilshire Micro-Cap ETF
NAV	10.41%	-10.43%	23.44%		-6.71%		-4.57%
Market	10.85%	-10.55%	23.19%		-6.71%		-4.58%
Sabrient Stealth Index/
Wilshire US Micro-Cap
IndexSM	10.80%	-6.71%	25.11	%1	-5.69	%2	-3.55	%3
Wilshire US Micro-Cap
IndexSM	10.80%	-6.71%	32.01%		-1.44%		0.57%
Russell 2000® Index	12.40%	-0.15%	29.45%		1.83%		3.24%
S&P 500 Index	13.31%	5.12%	25.53%		1.58%		2.74%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	27.2%
Consumer, Non-cyclical	24.5%
Industrial	10.7%
Consumer, Cyclical	10.7%
Technology	9.3%
Communications	9.1%
Energy	5.0%
Basic Materials	2.3%
Utilities	0.8%
Diversified	0.1%
Total Common Stocks	99.7%
Warrants	0.0%*
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	11.3%
Total Investments	111.0%
Liabilities in excess of Other Assets	-11.0%
Net Assets	100.0%
* Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Bancorp, Inc.	0.9%
Agree Realty Corp., REIT	0.8%
Banner Corp.	0.7%
Dynavax Technologies Corp.	0.7%
Web.com Group, Inc.	0.6%
Cumulus Media, Inc.	0.6%
Cogdell Spencer, Inc., REIT	0.6%
On Assignment, Inc.	0.6%
Commercial Vehicle Group, Inc.	0.5%
Summit Hotel Properties, Inc., REIT	0.5%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/09 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/29/12.

2	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/07 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/29/12.

3	The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/29/12.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 29, 2012

WREI Wilshire US REIT ETF

Fund Statistics
Share Price	$33.62
Net Asset Value	$33.56
Premium/Discount to NAV	0.18%
Net Assets ($000)	$8,391

Total Returns
			Since
	Six	One	Inception
(Inception 3/9/10)	Month	Year	(Annualized)
Wilshire US REIT ETF
NAV	7.87%	5.78%	18.62%
Market	8.56%	6.05%	18.71%
Wilshire US Real
Estate Investment
Trust IndexSM	8.03%	6.21%	18.95%
FTSE NAREIT Equity
REIT Index	8.14%	4.80%	18.15%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	99.7%
Exchange Traded Funds	0.3%
Rights	0.0%*
Total Investments	100.0%
Liabilities in excess of Other Assets	0.0%
Net Assets	100.0%
* Less than 0.1%

% of Total
Top Ten Holdings	Investments
Simon Property Group, Inc.	10.8%
Public Storage	5.4%
Equity Residential	4.6%
HCP, Inc.	4.4%
Ventas, Inc.	4.3%
ProLogis, Inc.	4.2%
Vornado Realty Trust	4.1%
Boston Properties, Inc.	4.1%
AvalonBay Communities, Inc.	3.4%
Health Care REIT, Inc.	3.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Current Year Distributions to Shareholders

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	February 29, 2012

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Spin-Off ETF; Wilshire 4500 Completion ETF; Wilshire 5000 Total Market ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2012.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	9/1/11	2/29/12	2/29/12	9/1/11 -2/29/12
Guggenheim BRIC ETF2
Actual	$1,000.00	$1,041.47	0.64%	$3.25
Hypothetical	1,000.00	1,021.68	0.64%	3.22
(5% annual return before expenses)
Guggenheim Defensive Equity ETF2
Actual	1,000.00	1,092.72	0.65%	3.38
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)
Guggenheim Insider Sentiment ETF2
Actual	1,000.00	1,103.47	0.65%	3.40
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)

Guggenheim Mid-Cap Core ETF2
Actual	1,000.00	1,132.44	0.65%	3.45
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)
Guggenheim Multi-Asset Income ETF2
Actual	1,000.00	1,111.18	0.65%	3.41
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)
Guggenheim Raymond James SB-1 Equity ETF
Actual	1,000.00	1,157.69	0.75%	4.02
Hypothetical	1,000.00	1,021.13	0.75%	3.77
(5% annual return before expenses)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

OVERVIEW OF FUND EXPENSES (Unaudited) continued	February 29, 2012

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	9/1/11	2/29/12	2/29/12	9/1/11 - 2/29/12
Guggenheim Spin-Off ETF2
Actual	1,000.00	1,170.20	0.65%	3.51
Hypothetical	1,000.00	1,021.63	0.65%	3.27
(5% annual return before expenses)
Wilshire 4500 Completion ETF
Actual	1,000.00	1,127.91	0.18%	0.95
Hypothetical	1,000.00	1,023.97	0.18%	0.91
(5% annual return before expenses)
Wilshire 5000 Total Market ETF
Actual	1,000.00	1,130.71	0.12%	0.64
Hypothetical	1,000.00	1,024.27	0.12%	0.60
(5% annual return before expenses)
Wilshire Micro-Cap ETF
Actual	1,000.00	1,104.07	0.50%	2.62
Hypothetical	1,000.00	1,022.38	0.50%	2.51
(5% annual return before expenses)
Wilshire US REIT ETF
Actual	1,000.00	1,078.65	0.32%	1.65
Hypothetical	1,000.00	1,023.27	0.32%	1.61
(5% annual return before expenses)

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 182/366.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information. Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	February 29, 2012

EEB Guggenheim BRIC ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 63.6%
	Basic Materials - 8.1%
109,620	Aluminum Corp. of China Ltd., ADR (China)(a)	$1,484,255
516,242	Cia Siderurgica Nacional SA, ADR (Brazil)	5,275,993
168,760	Fibria Celulose SA, ADR (Brazil)(a)	1,554,280
52,405	Mechel, ADR (Russia)(a)	581,695
19,894	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	750,004
266,763	Sterlite Industries India Ltd., ADR (India)	2,646,289
316,595	Ultrapar Participacoes SA, ADR (Brazil)	7,098,060
812,299	Vale SA, ADR (Brazil)	20,421,197
		39,811,773

	Communications - 16.9%
100,405	Baidu, Inc., ADR (China)(b)	13,725,364
648,946	China Mobile Ltd., ADR (China)	34,400,627
90,691	China Telecom Corp. Ltd., ADR (China)	5,509,478
284,230	China Unicom Hong Kong Ltd., ADR (China)(a)	5,073,506
107,419	Ctrip.com International Ltd., ADR (China)(a) (b)	2,940,058
70,669	Focus Media Holding Ltd., ADR (China)(b)	1,714,430
91,656	Giant Interactive Group, Inc., ADR (China)(a)	386,788
335,578	Mobile Telesystems OJSC, ADR (Russia)	6,124,299
54,476	NetEase.com, Inc., ADR (China)(b)	2,855,632
39,391	Perfect World Co. Ltd., ADR (China)(b)	484,509
145,320	Renren, Inc., ADR (China)(a) (b)	791,994
32,191	Tata Communications Ltd., ADR (India)(a)	304,205
141,736	Tim Participacoes SA, ADR (Brazil)	4,259,167
218,037	VimpelCom Ltd., ADR (Russia)	2,653,510
63,836	Youku.Com, Inc., ADR (China)(a) (b)	1,604,837
		82,828,404

	Consumer, Cyclical - 2.5%
15,843	7 Days Group Holdings Ltd., ADR (China)(b)	243,348
43,154	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	819,063
22,576	China Lodging Group Ltd., ADR (China)(a) (b)	356,926
29,803	China Southern Airlines Co. Ltd., ADR (China)(a) (b)	741,797
19,481	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	597,872
186,265	Melco Crown Entertainment Ltd., ADR (China)(b)	2,352,527
254,453	Tata Motors Ltd., ADR (India)(a)	6,946,567
		12,058,100

	Consumer, Non-cyclical - 4.2%
8,572	51job, Inc., ADR (China)(a) (b)	437,858
509,395	BRF - Brasil Foods SA, ADR (Brazil)	10,651,449
21,611	China Kanghui Holdings, Inc., ADR (China)(a) (b)	401,316
95,580	Dr Reddy’s Laboratories Ltd., ADR (India)	3,211,488
43,825	iSoftStone Holdings Ltd., ADR (China)(a) (b)	432,991
64,061	Mindray Medical International Ltd., ADR (China)(a)	1,960,907
98,257	New Oriental Education & Technology Group, ADR (China)(b)	2,604,793
65,635	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	848,661
		20,549,463

	Energy - 17.5%
107,210	China Petroleum & Chemical Corp., ADR (China)	12,145,821
95,396	CNOOC Ltd., ADR (China)(a)	21,605,286
62,952	LDK Solar Co. Ltd., ADR (China)(a) (b)	365,751
111,430	PetroChina Co. Ltd., ADR (China)	16,740,129
1,026,482	Petroleo Brasileiro SA, ADR (Brazil)	30,630,223
75,617	Trina Solar Ltd., ADR (China)(a) (b)	582,251
144,754	Yanzhou Coal Mining Co. Ltd., ADR (China)	3,569,633
		85,639,094

	Financial - 7.9%
423,336	Banco Santander Brasil SA, ADR (Brazil)	4,521,228
214,525	China Life Insurance Co. Ltd., ADR (China)	9,943,234
55,401	E-House China Holdings Ltd., ADR (China)(a)	365,647
203,976	Gafisa SA, ADR (Brazil)(a)	1,132,067
368,129	HDFC Bank Ltd., ADR (India)	12,645,231
274,526	ICICI Bank Ltd., ADR (India)	9,965,294
		38,572,701

	Industrial - 0.8%
95,040	Embraer SA, ADR (Brazil)	2,856,902
26,985	Guangshen Railway Co. Ltd., ADR (China)(a)	524,049
99,125	Suntech Power Holdings Co. Ltd., ADR (China)(a) (b)	307,288
86,853	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	324,830
		4,013,069

	Technology - 4.1%
28,639	AutoNavi Holdings Ltd., ADR (China)(b)	343,668
26,145	hiSoft Technology International Ltd., ADR (China)(b)	318,969
237,814	Infosys Technologies Ltd., ADR (India)(a)	13,717,112
383,940	Semiconductor Manufacturing International Corp.,
	ADR (China)(b)	990,565
64,757	Shanda Games Ltd., ADR (China)	282,341
34,782	Spreadtrum Communications, Inc., ADR (China)(a)	482,774
44,896	VanceInfo Technologies, Inc., ADR (China)(a) (b)	501,488
319,097	Wipro Ltd., ADR (India)(a)	3,503,685
		20,140,602

	Utilities - 1.6%
182,242	Centrais Eletricas Brasileiras SA, ADR (Brazil)	1,970,036
40,709	Cia de Saneamento Basico do Estado de Sao Paulo,
	ADR (Brazil)	3,058,060
46,131	CPFL Energia SA, ADR (Brazil)	1,495,106
53,594	Huaneng Power International, Inc., ADR (China)	1,362,359
		7,885,561

	Total Common Stocks - 63.6%
	(Cost $381,960,941)	311,498,767
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

EEB Guggenheim BRIC ETF continued

Number
of Shares	Description	Value

	Preferred Stocks - 35.9%
	Basic Materials - 8.0%
80,203	Braskem SA, ADR (Brazil)(a)	$1,480,548
591,388	Gerdau SA, ADR (Brazil)	6,150,435
83,523	Mechel, ADR (Russia)	374,183
1,265,104	Vale SA, ADR (Brazil)	31,096,256
		39,101,422

	Communications - 1.9%
68,663	Oi SA, ADR (Brazil)	1,373,260
171,415	Tele Norte Leste Participacoes SA, ADR (Brazil)	1,840,997
203,246	Telefonica Brasil SA, ADR (Brazil)	5,981,530
		9,195,787

	Consumer, Cyclical - 0.5%
91,477	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	804,083
63,992	TAM SA, ADR (Brazil)(a)	1,504,452
		2,308,535

	Consumer, Non-cyclical - 6.2%
89,363	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR
	(Brazil)(a)	4,178,614
649,932	Cia de Bebidas das Americas, ADR (Brazil)	26,003,779
		30,182,393

	Energy - 7.7%
1,325,535	Petroleo Brasileiro SA, ADR (Brazil)	37,764,492

	Financial - 9.5%
1,125,686	Banco Bradesco SA, ADR (Brazil)	20,419,944
1,251,870	Itau Unibanco Holding SA, ADR (Brazil)	26,351,863
		46,771,807

	Utilities - 2.1%
161,980	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	2,473,435
259,144	Cia Energetica de Minas Gerais, ADR (Brazil)	5,916,257
78,257	Cia Paranaense de Energia, ADR (Brazil)	1,947,034
		10,336,726

	Total Preferred Stocks - 35.9%
	(Cost $190,513,985)	175,661,162

	Exchange Traded Fund - 0.1%
10,200	Vanguard MSCI Emerging Markets ETF (United States)	455,226
	(Cost $403,097)

	Total Long-Term Investments - 99.6%
	(Cost $572,878,023)	487,615,155

	Investments of Collateral for
	Securities Loaned - 5.2%
25,535,358	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	25,535,358
	(Cost $25,535,358)

	Total Investments - 104.8%
	(Cost $598,413,381)	513,150,513
	Liabilities in excess of Other Assets - (4.8%)	(23,422,810)
	Net Assets - 100.0%	$489,727,703

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Security, or portion thereof, was on loan at February 29, 2012.

(b)	Non-income producing security.

(c)
At February 29, 2012, the total market value of the Fund’s securities on loan was $37,052,808 and the total market value of the collateral held by the Fund was $38,286,338, consisting of cash collateral of $25,535,358 and U.S. Government and Agency securities valued at $12,750,980.

(d)	Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

DEF Guggenheim Defensive Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 81.3%
	Basic Materials - 1.0%
13,665	Valspar Corp.	$633,373

	Communications - 7.9%
20,068	AT&T, Inc.	613,880
14,761	BCE, Inc. (Canada)	604,020
18,732	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	569,640
138,563	Frontier Communications Corp.(a)	636,004
24,290	Nippon Telegraph & Telephone Corp., ADR (Japan)	572,273
15,730	Rogers Communications, Inc., Class B (Canada)	602,459
30,388	Shaw Communications, Inc., Class B (Canada)(a)	622,650
15,769	Verizon Communications, Inc.	600,957
		4,821,883

	Consumer, Cyclical - 10.2%
7,831	Advance Auto Parts, Inc.	668,532
7,072	Costco Wholesale Corp.	608,616
13,903	CVS Caremark Corp.	627,025
12,441	Darden Restaurants, Inc.	634,367
7,010	Dollar Tree, Inc.(b)	620,455
6,051	McDonald’s Corp.	600,743
7,308	O’Reilly Automotive, Inc.(b)	632,142
11,347	PetSmart, Inc.	632,482
11,724	Ross Stores, Inc.	625,241
9,721	Wal-Mart Stores, Inc.	574,317
		6,223,920

	Consumer, Non-cyclical - 25.8%
10,857	Abbott Laboratories	614,615
20,998	Altria Group, Inc.	632,040
18,717	Bristol-Myers Squibb Co.	602,126
18,883	Campbell Soup Co.	629,182
8,666	Clorox Co.	585,908
5,950	Coca-Cola Femsa SAB de CV, ADR (Mexico)	588,752
6,594	Colgate-Palmolive Co.	614,429
22,456	ConAgra Foods, Inc.	589,470
15,171	Eli Lilly & Co.	595,310
10,731	Gilead Sciences, Inc.(b)	488,261
13,382	GlaxoSmithKline PLC, ADR (United Kingdom)	592,956
9,857	Hershey Co.	598,320
11,529	HJ Heinz Co.	607,694
7,563	JM Smucker Co.	569,645
11,866	Kellogg Co.	621,185
8,329	Kimberly-Clark Corp.	607,018
15,545	Kraft Foods, Inc., Class A	591,798
24,995	Kroger Co.	594,631
5,360	Lorillard, Inc.	702,589
15,659	Merck & Co., Inc.	597,704
9,044	PepsiCo, Inc.	569,229
28,703	Pfizer, Inc.	605,633
7,825	Philip Morris International, Inc.	653,544
9,469	Procter & Gamble Co.	639,347
7,952	Ralcorp Holdings, Inc.(b)	593,219
27,713	Safeway, Inc.(a)	594,444
		15,679,049

	Energy - 4.0%
25,121	Enerplus Corp. (Canada)(a)	602,904
7,358	ONEOK, Inc.	608,065
27,498	Penn West Petroleum Ltd. (Canada)	599,456
19,557	Spectra Energy Corp.	613,699
		2,424,124

	Financial - 7.6%
35,202	Annaly Capital Management, Inc., REIT	585,057
17,206	Arthur J Gallagher & Co.	587,069
19,097	Axis Capital Holdings Ltd. (Bermuda)	589,142
14,434	HCP, Inc., REIT	570,143
10,570	Health Care REIT, Inc., REIT	575,431
18,655	Marsh & McLennan Cos., Inc.	582,036
8,820	PartnerRe Ltd. (Bermuda)	559,541
15,314	Willis Group Holdings PLC (Ireland)	549,466
		4,597,885

	Industrial - 2.0%
13,757	Garmin Ltd. (Switzerland)(a)	649,193
17,002	Waste Management, Inc.	594,730
		1,243,923

	Technology - 2.0%
48,814	Activision Blizzard, Inc.	583,327
22,049	Maxim Integrated Products, Inc.	614,947
		1,198,274

	Utilities - 20.8%
13,966	Alliant Energy Corp.	595,510
19,066	Ameren Corp.	611,447
15,182	American Electric Power Co., Inc.	570,995
40,579	Calpine Corp.(b)	621,264
32,042	CenterPoint Energy, Inc.	624,499
27,586	CMS Energy Corp.	590,616
10,227	Consolidated Edison, Inc.	594,189
11,310	DTE Energy Co.	610,627
28,273	Duke Energy Corp.	591,471
14,693	Edison International	615,196
15,086	Exelon Corp.	589,410
13,906	FirstEnergy Corp.	615,897
11,357	Integrys Energy Group, Inc.	590,905
10,028	NextEra Energy, Inc.	596,766

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

DEF Guggenheim Defensive Equity ETF continued

Number
of Shares	Description	Value

	Utilities continued
26,181	NiSource, Inc.	$628,344
17,052	Northeast Utilities	612,167
14,614	PG&E Corp.	609,111
12,711	Pinnacle West Capital Corp.	597,798
13,306	SCANA Corp.	598,770
13,606	Southern Co.	601,249
17,346	Wisconsin Energy Corp.	591,152
		12,657,383

	Total Common Stocks - 81.3%
	(Cost $47,663,913)	49,479,814

	Exchange Traded Fund - 0.1%
1,350	iShares S&P 500 Value Index Fund	85,293
	(Cost $84,477)

	Master Limited Partnerships - 18.4%
	Basic Materials - 1.1%
3,012	Terra Nitrogen Co., LP(a)	688,995

	Consumer, Cyclical - 1.1%
13,911	Amerigas Partners, LP(a)	629,055

	Energy - 16.2%
21,800	Boardwalk Pipeline Partners, LP(a)	592,306
9,510	Buckeye Partners, LP, Class B	568,698
19,019	Enbridge Energy Partners, LP	619,068
14,213	Energy Transfer Equity, LP(a)	618,123
12,561	Energy Transfer Partners, LP(a)	595,391
11,936	Enterprise Products Partners, LP	619,240
6,964	Kinder Morgan Energy Partners, LP(a)	619,796
16,446	Linn Energy, LLC	627,415
8,817	Magellan Midstream Partners, LP	645,140
10,475	NuStar Energy, LP(a)	636,880
10,569	ONEOK Partners, LP(a)	615,116
7,714	Plains All American Pipeline, LP	637,948
23,974	Regency Energy Partners, LP	635,311
15,613	Sunoco Logistics Partners, LP	609,688
15,044	Targa Resources Partners, LP	640,122
9,736	Williams Partners, LP	605,677
		9,885,919

	Total Master Limited Partnerships - 18.4%
	(Cost $9,281,102)	$11,203,969

	Total Long-Term Investments - 99.8%
	(Cost $57,029,492)	60,769,076

	Investments of Collateral for
	Securities Loaned - 11.1%
6,775,678	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	6,775,678
	(Cost $6,775,678)

	Total Investments - 110.9%
	(Cost $63,805,170)	67,544,754
	Liabilities in excess of Other Assets - (10.9%)	(6,643,555)
	Net Assets - 100.0%	$60,901,199

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at February 29, 2012.

(b) Non-income producing security.

(c) At February 29, 2012, the total market value of the Fund’s securities on loan was $6,590,943 and the total market value of the collateral held by the Fund was $6,775,678.

(d) Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

NFO Guggenheim Insider Sentiment ETF continued

Number
of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 95.5%
	Basic Materials - 3.3%
6,186	CF Industries Holdings, Inc.	$1,150,596
49,224	Kronos Worldwide, Inc.	1,150,365
11,494	Stepan Co.	1,004,920
		3,305,881

	Communications - 7.1%
34,250	CBS Corp., Class B	1,024,075
169,856	Frontier Communications Corp.(a)	779,639
18,773	Motorola Solutions, Inc.	934,896
14,394	Time Warner Cable, Inc.	1,142,020
25,880	Time Warner, Inc.	962,995
56,078	ValueClick, Inc.(b)	1,166,422
2,620	Washington Post Co., Class B(a)	1,032,018
		7,042,065

	Consumer, Cyclical - 19.5%
98,891	American Axle & Manufacturing Holdings, Inc.(b)	1,126,369
35,440	ANN, Inc.(b)	846,662
32,026	Best Buy Co., Inc.	791,042
86,859	Brightpoint, Inc.(b)	764,359
14,385	Coach, Inc.	1,076,573
23,301	CVS Caremark Corp.	1,050,875
18,422	Dillard’s, Inc., Class A	1,126,321
10,632	Dollar Tree, Inc.(b)	941,038
21,367	Fastenal Co.	1,125,614
35,396	Foot Locker, Inc.	1,032,501
10,563	Fossil, Inc.(b)	1,288,475
21,633	Lear Corp.	978,028
37,576	Lithia Motors, Inc., Class A	887,169
27,203	Macy’s, Inc.	1,032,898
31,373	Red Robin Gourmet Burgers, Inc.(b)	1,079,545
94,937	Saks, Inc.(a) (b)	1,106,016
43,927	Select Comfort Corp.(b)	1,299,800
6,502	VF Corp.	949,617
23,002	Williams-Sonoma, Inc.	887,877
		19,390,779

	Consumer, Non-cyclical - 17.0%
23,647	American Public Education, Inc.(b)	926,017
40,748	Bridgepoint Education, Inc.(b)	992,621
17,447	Corn Products International, Inc.	1,000,586
25,648	DeVry, Inc.	911,274
24,334	Elizabeth Arden, Inc.(b)	904,008
30,189	Hormel Foods Corp.	859,481
10,284	Humana, Inc.	895,736
22,471	Life Technologies Corp.(b)	1,063,103
8,051	Lorillard, Inc.	1,055,325
25,662	Neogen Corp.(b)	890,471
60,355	PHH Corp.(b)	822,035
11,779	Philip Morris International, Inc.	983,782
20,656	Questcor Pharmaceuticals, Inc.(b)	803,519
177,405	Smart Balance, Inc.(b)	1,062,656
36,574	Smithfield Foods, Inc.(b)	856,929
43,408	Tyson Foods, Inc., Class A	820,845
26,505	VistaPrint NV (Netherlands)(b)	1,078,223
13,103	Whole Foods Market, Inc.	1,057,936
		16,984,547

	Energy - 11.2%
103,071	Alon USA Energy, Inc.	968,867
47,596	Basic Energy Services, Inc.(b)	945,257
36,241	Chesapeake Energy Corp.	906,025
8,910	Concho Resources, Inc.(b)	951,944
17,908	Energen Corp.	953,243
15,478	EQT Corp.	820,644
54,041	Forest Oil Corp.(b)	698,750
15,291	Hess Corp.	992,692
62,457	Key Energy Services, Inc.(b)	1,065,516
61,411	Rex Energy Corp.(b)	706,226
41,600	W&T Offshore, Inc.	1,050,400
18,790	Whiting Petroleum Corp.(b)	1,101,846
		11,161,410

	Financial - 18.6%
19,266	Ameriprise Financial, Inc.	1,074,272
98,230	BBCN Bancorp, Inc.(b)	1,006,857
115,245	Boston Private Financial Holdings, Inc.	1,098,285
143,022	CNO Financial Group, Inc.(b)	1,061,223
89,243	CreXus Investment Corp., REIT	995,059
101,054	E*Trade Financial Corp.(b)	973,150
10,567	Everest Re Group Ltd. (Bermuda)	928,311
73,363	Fifth Third Bancorp	998,470
116,467	First Horizon National Corp.	1,094,790
96,078	Fulton Financial Corp.	941,564
12,203	M&T Bank Corp.	996,009
31,317	MarketAxess Holdings, Inc.	1,037,219
702,522	Popular, Inc. (Puerto Rico)(b)	1,334,792
11,279	ProAssurance Corp.	989,845
17,574	Reinsurance Group of America, Inc.	1,013,493
68,552	SLM Corp.	1,080,380
96,184	Symetra Financial Corp.	956,069
94,832	Two Harbors Investment Corp., REIT	974,873
		18,554,661

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

NFO Guggenheim Insider Sentiment ETF continued

Number
of Shares	Description	Value

	Industrial - 8.1%
20,190	AGCO Corp.(b)	$1,042,410
9,451	Caterpillar, Inc.	1,079,399
35,468	EnerSys(b)	1,191,016
8,800	Flowserve Corp.	1,043,416
13,692	General Dynamics Corp.	1,002,665
15,396	HEICO Corp.	841,853
13,568	L-3 Communications Holdings, Inc.	953,152
32,132	LB Foster Co., Class A	946,287
		8,100,198

	Technology - 8.0%
2,248	Apple, Inc.(b)	1,219,405
15,686	CACI International, Inc., Class A(b)	927,670
82,146	Cadence Design Systems, Inc.(b)	966,859
56,657	Dell, Inc.(b)	980,166
85,258	Micrel, Inc.	909,703
193,853	MIPS Technologies, Inc.(b)	1,116,593
57,021	SYKES Enterprises, Inc.(b)	785,749
37,916	Veeco Instruments, Inc.(a) (b)	1,025,249
		7,931,394

	Utilities - 2.7%
26,960	El Paso Electric Co.	882,401
26,112	NorthWestern Corp.	906,869
16,933	OGE Energy Corp.	888,644
		2,677,914

	Total Common Stocks - 95.5%
	(Cost $90,920,441)	95,148,849

	Exchange Traded Fund - 0.2%
2,300	iShares S&P SmallCap 600 Index Fund	171,074
	(Cost $166,252)

	Master Limited Partnerships - 4.2%
	Consumer, Cyclical - 1.2%
40,620	Cedar Fair, LP	1,157,264

	Diversified - 1.1%
72,455	Compass Diversified Holdings(a)	1,081,753

	Energy - 1.0%
35,453	Atlas Energy, LP	980,985

	Financial - 0.9%
101,758	KKR Financial Holdings, LLC	951,437

	Total Master Limited Partnerships - 4.2%
	(Cost $3,664,437)	4,171,439

	Total Long-Term Investments - 99.9%
	(Cost $94,751,130)	99,491,362

	Investments of Collateral for
	Securities Loaned - 3.5%
3,537,794	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	$3,537,794
	(Cost $3,537,794)

	Total Investments - 103.4%
	(Cost $98,288,924)	103,029,156
	Liabilities in excess of Other Assets - (3.4%)	(3,430,986)
	Net Assets - 100.0%	$99,598,170

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

(a) Security, or portion thereof, was on loan at February 29, 2012.

(b) Non-income producing security.

(c) At February 29, 2012, the total market value of the Fund’s securities on loan was $3,424,254 and the total market value of the collateral held by the Fund was $3,537,794.

(d) Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CZA Guggenheim Mid-Cap Core ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 87.1%
	Basic Materials - 5.5%
4,796	Airgas, Inc.	$394,855
5,573	Albemarle Corp.	370,716
4,089	Cabot Corp.	165,645
2,241	Compass Minerals International, Inc.	161,464
4,452	FMC Corp.	440,614
10,581	MeadWestvaco Corp.	320,393
		1,853,687

	Communications - 4.2%
10,843	Amdocs Ltd. (Channel Islands)(a)	332,555
21,676	Nielsen Holdings NV (Netherlands)(a)	639,225
11,315	Polycom, Inc.(a)	233,655
5,277	United States Cellular Corp.(a)	227,650
		1,433,085

	Consumer, Cyclical - 6.1%
2,967	Copa Holdings SA, Class A (Panama)	212,348
9,326	Ingram Micro, Inc., Class A(a)	178,406
3,822	MSC Industrial Direct Co., Inc., Class A	303,505
17,318	Newell Rubbermaid, Inc.	316,920
11,743	Sally Beauty Holdings, Inc.(a)	279,483
9,992	Tim Hortons, Inc. (Canada)	539,968
3,950	WABCO Holdings, Inc.(a)	234,986
		2,065,616

	Consumer, Non-cyclical - 20.9%
9,614	Beam, Inc.	529,539
1,830	Bio-Rad Laboratories, Inc., Class A(a)	186,514
13,673	CareFusion Corp.(a)	352,900
25,746	ConAgra Foods, Inc.	675,833
12,325	Constellation Brands, Inc., Class A(a)	269,178
2,982	Cooper Cos., Inc.	237,009
9,431	Coventry Health Care, Inc.(a)	308,299
5,893	DaVita, Inc.(a)	510,039
14,033	Genpact Ltd. (Bermuda)(a)	224,809
4,748	Global Payments, Inc.	245,092
29,748	HCA Holdings, Inc.	793,379
10,025	Molson Coors Brewing Co., Class B	440,498
22,947	Paychex, Inc.	718,241
4,188	Ralcorp Holdings, Inc.(a)	312,425
37,063	Sara Lee Corp.(a)	750,526
12,742	Total System Services, Inc.	278,795
15,175	Warner Chilcott PLC, Class A (Ireland)(a)	253,878
		7,086,954

	Financial - 14.6%
2,304	Allied World Assurance Co. Holdings Ltd. (Switzerland)	151,995
22,485	American Capital Ltd.(a)	200,341
6,177	American Financial Group, Inc.	231,329
13,672	Ameriprise Financial, Inc.	762,351
4,412	BOK Financial Corp.	236,836
8,928	Brown & Brown, Inc.	210,969
16,990	CNA Financial Corp.	479,288
12,442	Fulton Financial Corp.	121,932
6,747	HCC Insurance Holdings, Inc.	206,053
51,623	Huntington Bancshares, Inc.	301,736
3,441	Mercury General Corp.	147,550
10,868	SEI Investments Co.	214,643
10,325	Senior Housing Properties Trust, REIT	220,955
34,484	TD Ameritrade Holding Corp.	643,816
10,893	Willis Group Holdings PLC (Ireland)	390,841
20,539	XL Group PLC (Ireland)	427,211
		4,947,846

	Industrial - 11.2%
9,940	AMETEK, Inc.	473,144
4,176	Aptargroup, Inc.	220,409
8,942	Avnet, Inc.(a)	319,587
7,246	Babcock & Wilcox Co.(a)	186,512
3,639	Crane Co.	176,746
25,385	Graphic Packaging Holding Co.(a)	134,033
3,674	Hubbell, Inc., Class B	276,358
8,729	KBR, Inc.	317,037
22,925	Republic Services, Inc.	683,853
12,526	Sealed Air Corp.	245,885
4,403	Silgan Holdings, Inc.	187,216
3,137	SPX Corp.	229,440
2,989	Wabtec Corp.	223,368
3,467	Zebra Technologies Corp., Class A(a)	133,272
		3,806,860

	Technology - 12.7%
15,788	Avago Technologies Ltd. (Singapore)	593,787
7,877	Broadridge Financial Solutions, Inc.	191,726
8,875	Fiserv, Inc.(a)	588,413
33,077	LSI Corp.(a)	284,462
38,098	Marvell Technology Group Ltd. (Bermuda)(a)	571,470
9,971	NCR Corp.(a)	216,570
27,743	ON Semiconductor Corp.(a)	251,629
9,173	Synopsys, Inc.(a)	279,501
15,064	Western Digital Corp.(a)	591,262
89,493	Xerox Corp.	736,527
		4,305,347

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CZA Guggenheim Mid-Cap Core ETF continued

Number
of Shares	Description	Value

	Utilities - 11.9%
48,040	AES Corp.(a)	$651,422
6,803	Alliant Energy Corp.	290,080
11,099	American Water Works Co., Inc.	380,474
26,260	CenterPoint Energy, Inc.	511,807
10,304	DTE Energy Co.	556,313
11,814	MDU Resources Group, Inc.	256,364
10,987	Northeast Utilities	394,433
14,300	NV Energy, Inc.	224,224
6,022	OGE Energy Corp.	316,035
6,809	Pinnacle West Capital Corp.	320,227
5,086	Vectren Corp.	148,613
		4,049,992

	Total Common Stocks - 87.1%
	(Cost $26,975,671)	29,549,387

	Exchange Traded Fund - 0.2%
550	iShares Russell Midcap Index Fund	59,741
	(Cost $58,369)

	Master Limited Partnerships - 12.5%
	Consumer, Cyclical - 0.5%
3,499	Amerigas Partners, LP(b)	158,225

	Consumer, Non-cyclical - 0.3%
4,009	Teekay Offshore Partners, LP (Marshall Islands)	117,825

	Energy - 11.1%
3,714	Alliance Holdings GP, LP	186,851
12,568	Boardwalk Pipeline Partners, LP(b)	341,472
4,174	Chesapeake Midstream Partners, LP	119,209
12,739	El Paso Pipeline Partners, LP	467,139
13,718	Enbridge Energy Partners, LP	446,521
6,899	Magellan Midstream Partners, LP	504,800
4,920	Penn Virginia Resource Partners, LP	122,705
9,074	Plains All American Pipeline, LP	750,420
5,805	Spectra Energy Partners, LP	191,507
5,525	Targa Resources Partners, LP	235,089
3,420	TC PipeLines, LP	158,825
5,564	Western Gas Partners, LP(b)	254,776
		3,779,314

	Financial - 0.6%
14,242	KKR & Co., LP	203,945

	Total Master Limited Partnerships - 12.5%
	(Cost $3,687,886)	4,259,309

	Total Long-Term Investments - 99.8%
	(Cost $30,721,926)	33,868,437

	Investments of Collateral for
	Securities Loaned - 1.4%
467,295	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	$467,295
	(Cost $467,295)

	Total Investments - 101.2%
	(Cost $31,189,221)	34,335,732
	Liabilities in excess of Other Assets - (1.2%)	(423,253)
	Net Assets - 100.0%	$33,912,479

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 29, 2012.

(c) At February 29, 2012, the total market value of the Fund’s securities on loan was $457,132 and the total market value of the collateral held by the Fund was $467,295.

(d) Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Convertible Preferred Stocks - 3.1%
	Consumer, Cyclical - 1.3%
197,206	General Motors Co., Series B, 4.75%, 12/01/2013	$8,418,724

	Financial - 1.8%
8,684	Bank of America Corp., Series L, 7.25%(a)	8,185,539
190,809	Hartford Financial Services Group, Inc., Series F,
	7.25%, 04/01/2013(b)	4,264,581
		12,450,120

	Total Convertible Preferred Stocks - 3.1%
	(Cost $19,132,563)	20,868,844

	Common Stocks - 69.4%
	Basic Materials - 4.3%
220,870	Dow Chemical Co.	7,401,354
128,269	EI du Pont de Nemours & Co.	6,522,479
373,320	Huntsman Corp.	5,099,551
215,503	International Paper Co.	7,574,931
107,379	Olin Corp.	2,258,180
		28,856,495

	Communications - 6.4%
104,128	BCE, Inc. (Canada)	4,260,918
348,742	Belo Corp., Class A	2,500,480
68,232	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	2,074,935
67,367	Comtech Telecommunications Corp.	2,173,933
140,693	Meredith Corp.(b)	4,628,800
354,190	Mobile Telesystems OJSC, ADR (Russia)	6,463,967
1,057,067	Nokia OYJ, ADR (Finland)(b)	5,591,884
55,082	Rogers Communications, Inc., Class B (Canada)	2,109,641
98,897	Shaw Communications, Inc., Class B (Canada)(b)	2,026,400
197,304	Sinclair Broadcast Group, Inc.	2,253,212
278,009	SK Telecom Co. Ltd., ADR (South Korea)	4,017,230
39,802	TELUS Corp. (Canada)(b)	2,287,421
386,375	United Online, Inc.	1,955,057
		42,343,878

	Consumer, Cyclical - 4.3%
79,719	Cato Corp., Class A	2,161,182
208,278	Cinemark Holdings, Inc.	4,357,176
128,294	Darden Restaurants, Inc.	6,541,711
113,950	Hasbro, Inc.	4,024,714
134,533	PF Chang’s China Bistro, Inc.	5,155,305
286,331	Regal Entertainment Group, Class A(b)	3,957,094
260,213	Steelcase, Inc., Class A	2,284,670
		28,481,852

	Consumer, Non-cyclical - 17.6%
112,202	Abbott Laboratories	6,351,755
213,343	Altria Group, Inc.	6,421,624
120,080	American Greetings Corp., Class A	1,801,200
155,678	Avery Dennison Corp.	4,748,179
91,925	B&G Foods, Inc.	2,140,014
62,809	Clorox Co.	4,246,516
242,311	ConAgra Foods, Inc.	6,360,664
89,250	Deluxe Corp.	2,201,798
111,693	Dr Pepper Snapple Group, Inc.	4,249,919
161,704	Eli Lilly & Co.	6,345,265
138,088	GlaxoSmithKline PLC, ADR (United Kingdom)	6,118,679
134,362	Iron Mountain, Inc.	4,171,940
94,576	Johnson & Johnson	6,155,006
124,487	Kellogg Co.	6,516,894
172,152	Lincare Holdings, Inc.	4,624,003
54,839	Lorillard, Inc.	7,188,296
171,209	Merck & Co., Inc.	6,535,048
304,939	Pfizer, Inc.	6,434,213
80,277	Philip Morris International, Inc.	6,704,735
146,200	Reynolds American, Inc.	6,130,166
41,965	Strayer Education, Inc.(b)	4,317,989
555,133	SUPERVALU, Inc.(b)	3,625,018
43,044	Universal Corp.	1,977,441
112,957	Vector Group Ltd.(b)	2,050,170
		117,416,532

	Energy - 8.8%
77,924	Chevron Corp.	8,503,067
112,341	ConocoPhillips	8,599,703
70,668	Ecopetrol SA, ADR (Colombia)(b)	4,112,171
144,183	ENI SpA, ADR (Italy)	6,661,255
654,893	Pengrowth Energy Corp. (Canada)(b)	6,693,006
215,644	Provident Energy Ltd. (Canada)(b)	2,585,572
84,767	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	6,296,493
229,706	Seadrill Ltd. (Bermuda)	9,663,731
127,790	TransCanada Corp. (Canada)	5,620,204
		58,735,202

	Financial - 14.6%
175,571	Aircastle Ltd. (Bermuda)	2,389,521
213,343	American Capital Agency Corp., REIT	6,551,763
380,851	Annaly Capital Management, Inc., REIT	6,329,744
35,577	BlackRock, Inc.	7,079,823
277,000	Brookfield Office Properties, Inc. (Canada)(b)	4,833,650
222,999	Capstead Mortgage Corp., REIT	2,965,887
138,671	CommonWealth, REIT	2,579,281
77,222	Community Bank System, Inc.	2,109,705

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value

	Financial continued
186,525	Corporate Office Properties Trust, REIT	$4,573,593
268,115	CYS Investments, Inc., REIT	3,638,320
649,442	Gafisa SA, ADR (Brazil)(b)	3,604,403
69,545	Government Properties Income Trust, REIT	1,622,485
200,891	Hatteras Financial Corp., REIT	5,721,376
192,632	Healthcare Realty Trust, Inc., REIT	3,981,703
193,556	Hospitality Properties Trust, REIT	4,786,640
55,924	M&T Bank Corp.	4,564,517
240,200	Mack-Cali Realty Corp., REIT	6,869,720
191,904	Medical Properties Trust, Inc., REIT	1,865,307
195,889	OMEGA Healthcare Investors, Inc., REIT	3,990,259
156,816	Oritani Financial Corp.	2,043,312
109,216	PacWest Bancorp	2,377,632
279,344	Senior Housing Properties Trust, REIT	5,977,962
460,171	Two Harbors Investment Corp., REIT	4,730,558
44,453	Westamerica Bancorporation	2,105,294
		97,292,455

	Industrial - 6.1%
384,683	General Electric Co.	7,328,211
182,313	Leggett & Platt, Inc.	4,125,743
78,326	Lockheed Martin Corp.	6,924,802
97,409	Molex, Inc., Class A	2,179,039
163,600	Molex, Inc.	4,433,560
107,253	Northrop Grumman Corp.	6,414,802
134,319	Raytheon Co.	6,785,796
77,494	TAL International Group, Inc.	2,792,884
		40,984,837

	Technology - 2.0%
245,694	Intel Corp.	6,604,254
159,084	Maxim Integrated Products, Inc.	4,436,853
433,988	Siliconware Precision Industries Co., ADR (Taiwan)	2,504,111
		13,545,218

	Utilities - 5.3%
155,140	Atlantic Power Corp. (Canada)(b)	2,247,979
112,899	Cleco Corp.	4,344,354
195,034	CMS Energy Corp.	4,175,678
70,795	CPFL Energia SA, ADR (Brazil)	2,294,466
86,981	Entergy Corp.	5,795,544
117,878	Northeast Utilities	4,231,820
76,706	Sempra Energy	4,544,063
136,200	UGI Corp.	3,847,650
168,250	Veolia Environnement SA, ADR (France)(b)	2,040,872
47,595	WGL Holdings, Inc.	1,943,304
		35,465,730

	Total Common Stocks - 69.4%
	(Cost $431,636,041)	463,122,199

	Preferred Stocks - 7.2%

	Basic Materials - 0.3%
113,723	Braskem SA, ADR (Brazil)(b)	2,099,327

	Communications - 1.0%
226,929	Telefonica Brasil SA, ADR (Brazil)	6,678,520

	Consumer, Cyclical - 0.6%
174,639	TAM SA, ADR (Brazil)(b)	4,105,763

	Financial - 5.3%
265,558	Bank of America Corp., Series 8, 8.63%	6,766,418
258,885	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)	6,614,512
147,961	Deutsche Bank Contingent Capital Trust III, 7.60%	3,755,250
150,638	Deutsche Bank Contingent Capital Trust V, 8.05%(b)	3,969,311
166,482	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	4,500,008
180,602	ING Groep NV, 7.38% (Netherlands)(b)	4,381,405
192,347	ING Groep NV, 8.50% (Netherlands)	4,866,379
		34,853,283

	Total Preferred Stocks - 7.2%
	(Cost $44,596,483)	47,736,893

	Closed End Funds - 9.8%
558,893	BlackRock Debt Strategies Fund, Inc.	2,308,228
168,289	BlackRock Floating Rate Income	2,377,924
173,714	BlackRock Limited Duration Income Trust	2,946,189
377,133	Calamos Convertible and High Income Fund	4,834,845
374,878	Calamos Convertible Opportunities and Income Fund(b)	4,817,182
443,038	Eaton Vance Limited Duration Income Fund	7,106,330
395,724	Eaton Vance Tax-Advantaged Dividend Income Fund	6,478,002
133,688	Franklin Templeton Limited Duration Income Trust(b)	1,826,178
133,175	John Hancock Preferred Income Fund III(b)	2,478,387
217,917	MFS Charter Income Trust(b)	2,107,257
342,510	MFS Multimarket Income Trust(b)	2,435,246
147,723	Nuveen Municipal Market Opportunity Fund, Inc.(b)	2,152,324
302,106	Nuveen Quality Preferred Income Fund(b)	2,519,564
453,528	Nuveen Quality Preferred Income Fund II(b)	3,972,905
351,848	PIMCO Income Strategy Fund II(b)	3,521,999
178,309	Pioneer Floating Rate Trust	2,355,462
208,722	Templeton Emerging Markets Income Fund(b)	3,408,430
178,436	Wells Fargo Advantage Multi-Sector Income Fund	2,796,092
224,963	Western Asset Global High Income Fund, Inc.(b)	3,023,503
352,988	Western Asset High Income Opportunity Fund, Inc.(b)	2,280,303
	(Cost $62,237,863)	65,746,350

See notes to financial statements.
40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value

	Master Limited Partnerships - 10.2%
	Consumer, Cyclical - 0.3%
116,535	Inergy, LP(b)	$2,034,701

	Energy - 9.9%
35,602	Buckeye Partners, LP, Class B	2,129,000
137,719	El Paso Pipeline Partners, LP	5,050,156
127,273	Enbridge Energy Partners, LP	4,142,736
109,852	Energy Transfer Equity, LP(b)	4,777,464
176,316	Energy Transfer Partners, LP(b)	8,357,378
212,834	Enterprise Products Partners, LP	11,041,828
123,427	Kinder Morgan Energy Partners, LP(b)	10,985,003
44,655	Magellan Midstream Partners, LP	3,267,406
80,977	MarkWest Energy Partners, LP	4,843,234
102,851	Plains All American Pipeline, LP	8,505,778
49,306	Williams Partners, LP	3,067,326
		66,167,309

	Total Master Limited Partnerships - 10.2%
	(Cost $59,628,287)	68,202,010

	Total Long-Term Investments - 99.7%
	(Cost $617,231,237)	665,676,296

	Investments of Collateral for
	Securities Loaned - 13.7%
91,254,857	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	91,254,857
	(Cost $91,254,857)

	Total Investments - 113.4%
	(Cost $708,486,094)	756,931,153
	Liabilities in excess of Other Assets - (13.4%)	(89,651,832)
	Net Assets - 100.0%	$667,279,321

ADR - American Depositary Receipt

LP - Limited Partnership

NV - Publicly Traded Company

OJSC - Open Joint Stock Company

OYJ - Public Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

(a) Perpetual maturity.

(b) Security, or portion thereof, was on loan at February 29, 2012.

(c)
At February 29, 2012, the total market value of the Fund’s securities on loan was $89,091,084 and the total market value of the collateral held by the Fund was $91,549,073, consisting of cash collateral of $91,254,857 and U.S. Government and Agency securities valued at $294,216.

(d) Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 97.1%
	Communications - 14.0%
6,950	AboveNet, Inc.(a)	$483,442
14,530	Acme Packet, Inc.(a)	442,874
30,837	Active Network, Inc.(a)	493,392
3,662	Baidu, Inc., ADR (Cayman Islands)(a)	500,595
12,363	CenturyLink, Inc.	497,611
31,461	Ciena Corp.(a)	469,398
16,106	Constant Contact, Inc.(a) (b)	487,045
9,385	Crown Castle International Corp.(a)	486,237
31,299	DigitalGlobe, Inc.(a)	481,379
13,571	eBay, Inc.(a)	485,028
3,555	Equinix, Inc.(a)	498,340
23,454	GeoEye, Inc.(a)	475,413
11,441	Harris Corp.	499,171
62,760	Iridium Communications, Inc.(a) (b)	479,486
35,161	JDS Uniphase Corp.(a)	458,499
31,263	Knology, Inc.(a)	557,419
27,149	KVH Industries, Inc.(a)	248,142
36,195	Lumos Networks Corp.	463,296
38,723	NIC, Inc.	468,161
24,363	NII Holdings, Inc.(a)	435,611
35,313	Otelco, Inc.	513,804
10,535	SBA Communications Corp., Class A(a)	494,408
22,762	tw telecom, Inc.(a)	491,659
23,732	ValueClick, Inc.(a)	493,626
21,729	Vocus, Inc.(a)	293,993
		11,698,029

	Consumer, Cyclical - 21.6%
5,839	Advance Auto Parts, Inc.	498,475
23,935	Ameristar Casinos, Inc.	474,870
13,572	Arctic Cat, Inc.(a)	499,178
1,370	AutoZone, Inc.(a)	513,038
8,172	Bed Bath & Beyond, Inc.(a)	488,195
11,317	Big Lots, Inc.(a)	496,250
18,560	Brinker International, Inc.	512,070
22,069	Carmike Cinemas, Inc.(a)	166,180
23,234	Cinemark Holdings, Inc.	486,055
35,748	Cost Plus, Inc.(a)	469,729
3,800	Culp, Inc.(a)	39,710
9,487	DineEquity, Inc.(a)	506,416
3,677	Dixie Group, Inc.(a)	15,738
5,622	Dollar Tree, Inc.(a)	497,603
10,537	Harley-Davidson, Inc.	490,813
23,001	Herman Miller, Inc.	483,021
10,501	Home Depot, Inc.	499,533
34,469	Houston Wire & Cable Co.	489,460
25,314	Ingram Micro, Inc., Class A(a)	484,257
31,207	Knoll, Inc.	481,212
34,112	La-Z-Boy, Inc.(a)	487,461
23,413	Lumber Liquidators Holdings, Inc.(a)	512,511
26,841	Newell Rubbermaid, Inc.	491,190
5,762	O’Reilly Automotive, Inc.(a)	498,413
13,062	PF Chang’s China Bistro, Inc.	500,536
30,006	Pier 1 Imports, Inc.(a)	515,203
44,123	Pinnacle Entertainment, Inc.(a)	485,794
7,383	Polaris Industries, Inc.	487,721
14,359	Red Robin Gourmet Burgers, Inc.(a)	494,093
36,196	Regal Entertainment Group, Class A	500,229
17,221	Select Comfort Corp.(a)	509,569
33,222	Skullcandy, Inc.(a) (b)	469,095
26,541	Spirit Airlines, Inc.(a)	518,346
13,959	Stanley Furniture Co., Inc.(a)	47,181
8,969	Starwood Hotels & Resorts Worldwide, Inc.	483,429
53,506	Steelcase, Inc., Class A	469,783
6,368	Tempur-Pedic International, Inc.(a)	503,072
5,841	Tractor Supply Co.	499,230
7,608	WESCO International, Inc.(a)	478,467
12,705	Williams-Sonoma, Inc.	490,413
		18,033,539

	Consumer, Non-cyclical - 7.5%
19,061	Alere, Inc.(a)	484,721
4,047	Alliance Data Systems Corp.(a)	491,144
13,081	AmerisourceBergen Corp.	488,575
9,172	Automatic Data Processing, Inc.	498,223
11,728	Carriage Services, Inc.	70,251
9,328	Covidien PLC (Ireland)	487,388
18,444	HCA Holdings, Inc.	491,901
67,581	Health Management Associates, Inc., Class A(a)	498,748
23,518	HealthSouth Corp.(a)	478,826
10,786	ICU Medical, Inc.(a)	494,862
12,483	LifePoint Hospitals, Inc.(a)	486,463
44,086	Service Corp. International	499,935
27,072	TMS International Corp., Class A(a)	322,157
4,196	Visa, Inc., Class A	488,289
		6,281,483

See notes to financial statements.
42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

Number
of Shares	Description	Value

	Energy - 16.6%
24,106	Alpha Natural Resources, Inc.(a)	$447,407
5,650	Anadarko Petroleum Corp.	475,278
4,424	Apache Corp.	477,482
23,760	Basic Energy Services, Inc.(a)	471,874
25,523	Bonanza Creek Energy, Inc.(a)	474,728
10,471	BP PLC, ADR (United Kingdom)	493,812
140,148	BPZ Resources, Inc.(a) (b)	449,875
8,674	Cameron International Corp.(a)	483,229
4,527	Chevron Corp.	493,986
4,350	Concho Resources, Inc.(a)	464,754
13,581	Consol Energy, Inc.	486,471
5,206	Continental Resources, Inc.(a)	472,080
12,745	Dawson Geophysical Co.(a)	482,908
23,596	Denbury Resources, Inc.(a)	469,796
12,792	Energy XXI Bermuda Ltd. (Bermuda)(a)	478,805
12,808	Halliburton Co.	468,645
13,156	Linn Energy, LLC	501,901
5,735	National Oilwell Varco, Inc.	473,310
12,666	Noble Corp. (Switzerland)	508,920
5,763	Oil States International, Inc.(a)	468,071
24,303	Patterson-UTI Energy, Inc.	471,964
4,239	Pioneer Natural Resources Co.	464,764
14,378	QEP Resources, Inc.	490,865
41,043	Resolute Energy Corp.(a)	458,040
16,396	Superior Energy Services, Inc.(a)	481,059
9,725	Transocean Ltd. (Switzerland)	518,732
9,755	Unit Corp.(a)	464,045
29,901	Weatherford International Ltd. (Switzerland)(a)	477,818
7,896	Whiting Petroleum Corp.(a)	463,021
		13,833,640

	Financial - 22.0%
15,731	Allstate Corp.	494,425
40,472	American Equity Investment Life Holding Co.	489,711
7,669	American Tower Corp., REIT	479,926
62,598	Bank of America Corp.	498,906
22,764	Bank of New York Mellon Corp.	503,312
16,733	BB&T Corp.	489,440
46,891	Cardinal Financial Corp.	504,078
15,252	Citigroup, Inc.	508,197
17,800	Community Bank System, Inc.	486,296
6,970	Digital Realty Trust, Inc., REIT	505,325
3,495	Essex Property Trust, Inc., REIT	489,265
36,277	Fifth Third Bancorp	493,730
29,346	First Financial Bancorp	480,394
35,314	Glacier Bancorp, Inc.	487,333
14,668	Hancock Holding Co.	497,979
83,466	Huntington Bancshares, Inc.	487,859
9,255	Iberiabank Corp.	490,885
12,909	JPMorgan Chase & Co.	506,549
18,623	Lakeland Bancorp, Inc.	168,724
19,488	Lakeland Financial Corp.	491,487
19,675	Lincoln National Corp.	488,727
15,529	Marsh & McLennan Cos., Inc.	484,505
5,801	MidSouth Bancorp, Inc.	74,601
57,093	National Penn Bancshares, Inc.	499,564
38,304	New York Community Bancorp, Inc.	498,335
15,992	NYSE Euronext	476,082
4,192	Pacific Premier Bancorp, Inc.(a)	31,482
39,594	People’s United Financial, Inc.	498,489
8,304	PNC Financial Services Group, Inc.	494,254
10,994	Post Properties, Inc., REIT	480,108
17,717	Principal Financial Group, Inc.	490,052
23,016	Progressive Corp.	493,003
17,504	Protective Life Corp.	486,086
14,993	Texas Capital Bancshares, Inc.(a)	508,113
17,170	US Bancorp	504,798
35,106	Virginia Commerce Bancorp, Inc.(a)	294,890
21,930	Webster Financial Corp.	479,828
16,340	Wells Fargo & Co.	511,279
14,708	Wintrust Financial Corp.	495,807
25,967	Zions Bancorporation	493,373
		18,337,197

	Industrial - 5.0%
41,292	Casella Waste Systems, Inc., Class A(a)	270,463
7,343	CH Robinson Worldwide, Inc.	485,886
18,964	Jabil Circuit, Inc.	489,840
7,095	Kansas City Southern(a)	493,670
7,045	Norfolk Southern Corp.	485,401
22,902	Progressive Waste Solutions Ltd. (Canada)	469,033
23,492	RailAmerica, Inc.(a)	483,935
6,589	Stanley Black & Decker, Inc.	506,035
15,420	Waste Connections, Inc.	501,458
		4,185,721

	Technology - 10.4%
12,688	Altera Corp.	487,854
12,700	Analog Devices, Inc.	497,967
12,598	BMC Software, Inc.(a)	471,669
7,960	Computer Programs & Systems, Inc.	484,286
28,307	Dell, Inc.(a)	489,711
19,515	Diodes, Inc.(a)	484,753

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

Number
of Shares	Description	Value

	Technology continued
17,930	EMC Corp.(a)	$496,482
33,089	Fairchild Semiconductor International, Inc.(a)	482,769
58,314	LSI Corp.(a)	501,500
62,053	Micron Technology, Inc.(a)	530,553
23,246	Microsemi Corp.(a)	486,306
19,672	Nuance Communications, Inc.(a)	509,898
31,243	NVIDIA Corp.(a)	473,332
38,596	Pericom Semiconductor Corp.(a)	296,803
16,993	Semtech Corp.(a)	487,869
25,066	SS&C Technologies Holdings, Inc.(a)	519,368
25,081	Tangoe, Inc.(a)	470,018
10,496	VeriFone Systems, Inc.(a)	502,653
		8,673,791

	Total Common Stocks - 97.1%
	(Cost $72,797,403)	81,043,400

	Master Limited Partnerships - 2.9%
	Consumer, Non-cyclical - 0.6%
16,545	Teekay Offshore Partners, LP (Marshall Islands)	486,258

	Energy - 1.7%
9,517	Enterprise Products Partners, LP	493,742
6,994	EV Energy Partners, LP	497,553
13,445	Tesoro Logistics, LP	490,743
		1,482,038

	Industrial - 0.6%
12,532	Teekay LNG Partners, LP (Marshall Islands)(b)	491,254

	Total Master Limited Partnerships - 2.9%
	(Cost $2,032,732)	2,459,550

	Total Long-Term Investments - 100.0%
	(Cost $74,830,135)	83,502,950

	Investments of Collateral for
	Securities Loaned - 2.2%
1,814,511	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	1,814,511
	(Cost $1,814,511)

	Total Investments - 102.2%
	(Cost $76,644,646)	85,317,461
	Liabilities in excess of Other Assets - (2.2%)	(1,831,756)
	Net Assets - 100.0%	$83,485,705

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 29, 2012.

(c) At February 29, 2012, the total market value of the Fund’s securities on loan was $1,752,685 and the total market value of the collateral held by the Fund was $1,814,511.

(d) Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

CSD Guggenheim Spin-Off ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 93.3%
	Basic Materials - 4.0%
41,966	Clearwater Paper Corp.(a)	$1,439,853

	Communications - 17.7%
55,346	AOL, Inc.(a)	994,014
61,235	EchoStar Corp., Class A(a)	1,835,213
28,745	Scripps Networks Interactive, Inc., Class A	1,299,274
189,042	TeleCommunication Systems, Inc., Class A(a)	506,633
22,572	Time Warner Cable, Inc.	1,790,862
		6,425,996

	Consumer, Cyclical - 8.3%
47,804	HSN, Inc.	1,776,397
92,390	Interval Leisure Group, Inc.(a)	1,246,341
		3,022,738

	Consumer, Non-cyclical - 36.7%
50,005	Ascent Capital Group, Inc., Class A(a)	2,462,246
51,532	CareFusion Corp.(a)	1,330,041
34,824	Dr Pepper Snapple Group, Inc.	1,325,053
38,945	Lender Processing Services, Inc.	858,348
17,637	Lorillard, Inc.	2,311,858
101,550	Myrexis, Inc.(a)	324,960
28,876	Philip Morris International, Inc.	2,411,724
88,175	Total System Services, Inc.	1,929,269
44,613	Tree.com, Inc.(a)	340,843
		13,294,342

	Financial - 16.3%
46,737	Altisource Portfolio Solutions SA (Luxembourg)(a)	3,011,732
68,988	Forestar Group, Inc.(a)	1,082,422
22,876	Virtus Investment Partners, Inc.(a)	1,819,557
		5,913,711

	Industrial - 10.3%
58,891	Hillenbrand, Inc.	1,352,726
74,965	John Bean Technologies Corp.	1,294,646
64,020	Quanex Building Products Corp.	1,088,980
		3,736,352

	Total Common Stocks - 93.3%
	(Cost $29,542,867)	33,832,992

	Exchange Traded Fund - 0.2%
840	Vanguard Mid-Cap ETF	67,251
	(Cost $66,649)

	Master Limited Partnership - 6.3%
	Utilities - 6.3%
76,937	Brookfield Infrastructure Partners, LP (Bermuda)(b)	2,285,798
	(Cost $1,659,082)

	Total Long-Term Investments - 99.8%
	(Cost $31,268,598)	36,186,041

	Investments of Collateral for
	Securities Loaned - 0.1%
42,700	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	42,700
	(Cost $42,700)

	Total Investments - 99.9%
	(Cost $31,311,298)	36,228,741
	Other Assets in excess of Liabilities - 0.1%	20,361
	Net Assets - 100.0%	$36,249,102

LP - Limited Partnership

SA - Corporation

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 29, 2012.

(c)	At February 29, 2012, the total market value of the Fund’s securities on loan was $41,846 and the total market value of the collateral held by the Fund was $42,700.

(d)	Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 99.6%
	Basic Materials - 4.2%
78	A. Schulman, Inc.	$2,015
201	AK Steel Holding Corp.(a)	1,592
222	Albemarle Corp.	14,767
228	Allied Nevada Gold Corp.(b)	7,845
62	AMCOL International Corp.	1,818
145	Ashland, Inc.	9,216
84	Balchem Corp.	2,289
251	Boise, Inc.	2,066
106	Buckeye Technologies, Inc.	3,621
141	Cabot Corp.	5,712
102	Carpenter Technology Corp.	5,233
296	Celanese Corp., Series A	14,081
167	Century Aluminum Co.(b)	1,638
211	Chemtura Corp.(b)	3,275
66	Clearwater Paper Corp.(b)	2,264
216	Coeur d’Alene Mines Corp.(b)	6,143
274	Commercial Metals Co.	3,641
95	Compass Minerals International, Inc.	6,845
113	Cytec Industries, Inc.	6,719
35	Deltic Timber Corp.	2,282
83	Domtar Corp.	7,957
235	Ferro Corp.(b)	1,304
80	Georgia Gulf Corp.(b)	2,581
227	Globe Specialty Metals, Inc.	3,228
61	Hawkins, Inc.	2,364
107	HB Fuller Co.	3,224
619	Hecla Mining Co.	3,145
149	Horsehead Holding Corp.(b)	1,699
433	Huntsman Corp.	5,915
71	Innophos Holdings, Inc.	3,577
113	Intrepid Potash, Inc.(b)	2,858
43	Kaiser Aluminum Corp.	2,079
151	KapStone Paper and Packaging Corp.(b)	3,035
56	Kraton Performance Polymers, Inc.(b)	1,556
51	Materion Corp.(b)	1,497
272	McEwen Mining, Inc.(a) (b)	1,423
35	Minerals Technologies, Inc.	2,260
140	Molycorp, Inc.(a) (b)	3,458
24	NewMarket Corp.	4,378
177	Olin Corp.	3,722
65	OM Group, Inc.(b)	1,786
561	Paramount Gold and Silver Corp.(a) (b)	1,431
130	PH Glatfelter Co.	2,029
230	PolyOne Corp.	3,089
161	Reliance Steel & Aluminum Co.	8,649
140	Rockwood Holdings, Inc.(b)	7,455
122	Royal Gold, Inc.	8,473
261	RPM International, Inc.	6,230
50	Schnitzer Steel Industries, Inc., Class A	2,258
43	Schweitzer-Mauduit International, Inc.	3,012
107	Sensient Technologies Corp.	3,958
280	Solutia, Inc.	7,871
298	Southern Copper Corp.	9,584
467	Steel Dynamics, Inc.	6,916
31	Stepan Co.	2,710
247	Stillwater Mining Co.(b)	3,507
199	Valspar Corp.	9,224
165	Wausau Paper Corp.	1,541
46	Westlake Chemical Corp.	2,771
129	WR Grace & Co.(b)	7,348
62	Zep, Inc.	941
		265,105

	Communications - 7.4%
414	8x8, Inc.(a) (b)	1,776
44	AboveNet, Inc.(b)	3,061
121	Acme Packet, Inc.(a) (b)	3,688
121	ADTRAN, Inc.	4,265
198	AMC Networks, Inc., Class A(b)	8,987
80	Ancestry.com, Inc.(a) (b)	1,822
52	Anixter International, Inc.(b)	3,616
262	AOL, Inc.(b)	4,706
280	Arris Group, Inc.(b)	3,189
257	Aruba Networks, Inc.(b)	5,549
267	Belo Corp., Class A	1,914
84	Black Box Corp.	2,261
30	Blue Nile, Inc.(a) (b)	1,070
67	Broadsoft, Inc.(b)	2,437
175	Charter Communications, Inc.(b)	11,097
263	Ciena Corp.(b)	3,924
543	Cincinnati Bell, Inc.(b)	2,036
105	Clear Channel Outdoor Holdings, Inc., Class A	1,389
146	Cogent Communications Group, Inc.(b)	2,689
116	comScore, Inc.(b)	2,551
74	Comtech Telecommunications Corp.	2,388
87	Consolidated Communications Holdings, Inc.	1,650
90	Constant Contact, Inc.(a) (b)	2,722
617	Crown Castle International Corp.(b)	31,967
489	Cumulus Media, Inc.(b)	1,682

See notes to financial statements.
46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Communications continued
112	DealerTrack Holdings, Inc.(b)	$3,119
152	Dice Holdings, Inc.(b)	1,350
64	Digital Generation, Inc.(b)	640
89	Digital River, Inc.(b)	1,571
117	DigitalGlobe, Inc.(b)	1,799
425	DISH Network Corp., Class A	12,397
285	EarthLink, Inc.	2,129
131	EchoStar Corp., Class A(b)	3,926
62	Equinix, Inc.(b)	8,691
271	EW Scripps Co.(b)	2,580
96	FactSet Research Systems, Inc.	8,390
249	Finisar Corp.(b)	5,052
65	GeoEye, Inc.(b)	1,318
307	Harmonic, Inc.(b)	1,808
383	Harte-Hanks, Inc.	3,347
181	IAC/InterActiveCorp	8,254
253	Infinera Corp.(b)	2,014
142	InfoSpace, Inc.(b)	1,649
111	InterDigital, Inc.	4,201
234	IntraLinks Holdings, Inc.(b)	1,376
67	IPG Photonics Corp.(b)	3,526
164	Ixia(b)	2,266
119	John Wiley & Sons, Inc., Class A	5,403
147	Knology, Inc.(b)	2,621
202	Lamar Advertising Co., Class A(b)	6,605
202	Leap Wireless International, Inc.(b)	2,109
413	Level 3 Communications, Inc.(b)	10,040
302	Liberty Global, Inc., Class A(b)	15,154
981	Liberty Media Corp. - Interactive, Class A(b)	18,404
259	Liberty Media Corp. - Liberty Capital(b)	23,282
41	Liquidity Services, Inc.(b)	1,773
73	LogMeIn, Inc.(b)	2,691
159	LoopNet, Inc.(b)	2,926
57	Loral Space & Communications, Inc.(b)	4,061
59	Lumos Networks Corp.	755
73	Meredith Corp.(a)	2,402
260	Move, Inc.(b)	2,278
83	Netgear, Inc.(b)	3,118
148	NeuStar, Inc., Class A(b)	5,187
115	Neutral Tandem, Inc.(b)	1,283
476	New York Times Co., Class A(b)	3,137
255	NIC, Inc.	3,083
334	NII Holdings, Inc.(b)	5,972
59	NTELOS Holdings Corp.	1,372
96	NutriSystem, Inc.(a)	1,082
70	OpenTable, Inc.(b)	3,395
90	Oplink Communications, Inc.(b)	1,477
382	Orbitz Worldwide, Inc.(b)	1,371
94	Plantronics, Inc.	3,506
455	Polycom, Inc.(b)	9,396
1	Powerwave Technologies, Inc.(b)	1
162	Quinstreet, Inc.(b)	1,693
176	Rackspace Hosting, Inc.(b)	9,194
134	Responsys, Inc.(b)	1,617
631	RF Micro Devices, Inc.(b)	3,010
250	Sapient Corp.	3,123
222	SBA Communications Corp., Class A(b)	10,418
84	Scholastic Corp.	2,568
216	Shoretel, Inc.(b)	1,160
81	Shutterfly, Inc.(b)	2,216
86	Sinclair Broadcast Group, Inc., Class A	982
9,453	Sirius XM Radio, Inc.(b)	21,364
765	Sonus Networks, Inc.(b)	2,234
75	Sourcefire, Inc.(b)	3,377
114	Sycamore Networks, Inc.(b)	2,106
173	Telephone & Data Systems, Inc.	4,372
1,218	Tellabs, Inc.	4,823
342	TIBCO Software, Inc.(b)	9,908
217	tw telecom, Inc.(b)	4,687
290	United Online, Inc.	1,467
34	United States Cellular Corp.(b)	1,467
258	ValueClick, Inc.(b)	5,366
83	Viasat, Inc.(b)	3,829
545	Virgin Media, Inc.	13,734
111	VirnetX Holding Corp.(a) (b)	2,397
458	Vonage Holdings Corp.(b)	1,095
163	Web.com Group, Inc.(b)	2,158
150	WebMD Health Corp.(b)	3,728
114	Websense, Inc.(b)	2,053
178	Windstream Corp.	2,150
166	Zynga, Inc., Class A(a) (b)	2,186
		468,205

	Consumer, Cyclical - 14.8%
249	Accuride Corp.(b)	1,980
124	Advance Auto Parts, Inc.	10,586
119	Aeropostale, Inc.(b)	2,138
75	Alaska Air Group, Inc.(b)	5,143
40	Allegiant Travel Co.(b)	1,999
166	American Axle & Manufacturing Holdings, Inc.(b)	1,891
512	American Eagle Outfitters, Inc.	7,444

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
89	Ameristar Casinos, Inc.	$1,766
606	AMR Corp.(b)	305
153	ANN, Inc.(b)	3,655
201	Arrow Electronics, Inc.(b)	8,070
92	Asbury Automotive Group, Inc.(b)	2,386
122	Ascena Retail Group, Inc.(b)	4,709
213	Autoliv, Inc.	14,186
90	Bally Technologies, Inc.(b)	3,865
97	Barnes & Noble, Inc.(a) (b)	1,291
123	Beacon Roofing Supply, Inc.(b)	2,900
156	Bebe Stores, Inc.	1,398
5	Biglari Holdings, Inc.(b)	2,053
65	BJ’s Restaurants, Inc.(b)	3,227
69	Bob Evans Farms, Inc.	2,539
40	BorgWarner, Inc.(b)	3,314
192	Boyd Gaming Corp.(a) (b)	1,538
203	Brightpoint, Inc.(b)	1,786
209	Brinker International, Inc.	5,766
218	Brown Shoe Co., Inc.	2,350
191	Brunswick Corp.	4,567
79	Buckle, Inc.(a)	3,549
42	Buffalo Wild Wings, Inc.(b)	3,633
117	Cabela’s, Inc.(b)	4,151
589	Callaway Golf Co.	3,858
128	Carter’s, Inc.(b)	6,217
104	Casey’s General Stores, Inc.	5,328
79	Cash America International, Inc.	3,664
84	Cato Corp., Class A	2,277
53	CEC Entertainment, Inc.	2,022
330	Charming Shoppes, Inc.(b)	1,864
134	Cheesecake Factory, Inc.(b)	3,972
389	Chico’s FAS, Inc.	5,839
57	Children’s Place Retail Stores, Inc.(b)	2,893
56	Choice Hotels International, Inc.	2,104
38	Churchill Downs, Inc.	1,984
188	Cinemark Holdings, Inc.	3,933
64	Coinstar, Inc.(a) (b)	3,727
157	Collective Brands, Inc.(b)	2,829
35	Columbia Sportswear Co.	1,748
224	Cooper Tire & Rubber Co.	3,718
133	Copart, Inc.(b)	6,621
48	Cracker Barrel Old Country Store, Inc.	2,672
259	Crocs, Inc.(b)	5,089
335	Dana Holding Corp.	5,360
96	Deckers Outdoor Corp.(b)	7,177
1,982	Delta Air Lines, Inc.(b)	19,443
167	Dick’s Sporting Goods, Inc.	7,475
100	Dillard’s, Inc., Class A	6,114
43	DineEquity, Inc.(b)	2,295
134	Dolby Laboratories, Inc., Class A(b)	5,101
125	Dollar General Corp.(b)	5,257
136	Domino’s Pizza, Inc.(b)	5,231
70	Dorman Products, Inc.(b)	3,179
96	DreamWorks Animation SKG, Inc., Class A(a) (b)	1,657
35	DSW, Inc., Class A	1,974
40	DTS, Inc.(b)	1,123
344	Exide Technologies(b)	1,022
85	Express, Inc.(b)	2,023
136	Ezcorp, Inc., Class A(b)	4,284
251	Federal-Mogul Corp.(b)	4,320
146	Finish Line, Inc. (The), Class A	3,357
89	First Cash Financial Services, Inc.(b)	3,761
345	Foot Locker, Inc.	10,064
105	Fossil, Inc.(b)	12,808
140	Fred’s, Inc., Class A	1,939
128	Fuel Systems Solutions, Inc.(b)	3,315
64	G&K Services, Inc., Class A	2,133
101	Gaylord Entertainment Co.(b)	3,006
1,721	General Motors Co.(b)	44,780
76	Genesco, Inc.(b)	5,179
74	G-III Apparel(b)	1,844
85	GNC Holdings, Inc., Class A	2,751
53	Group 1 Automotive, Inc.	2,733
138	Guess?, Inc.	4,782
173	Hanesbrands, Inc.(b)	4,970
117	Herman Miller, Inc.	2,457
85	Hibbett Sports, Inc.(b)	4,161
91	HNI Corp.	2,300
91	HSN, Inc.	3,382
103	Hyatt Hotels Corp., Class A(b)	4,265
187	Iconix Brand Group, Inc.(b)	3,396
322	Ingram Micro, Inc., Class A(b)	6,160
166	Interface, Inc., Class A	2,033
60	International Speedway Corp., Class A	1,510
114	Interval Leisure Group, Inc.(b)	1,538
113	Jack in the Box, Inc.(b)	2,695
598	JetBlue Airways Corp.(b)	3,050
172	Jones Group, Inc.	1,694
67	JOS A Bank Clothiers, Inc.(b)	3,450
163	KB Home	1,861

See notes to financial statements.
48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
123	Knoll, Inc.	$1,897
1,163	Las Vegas Sands Corp.	64,674
133	La-Z-Boy, Inc.(b)	1,901
266	Lear Corp.	12,026
82	Life Time Fitness, Inc.(b)	4,057
68	Lithia Motors, Inc., Class A	1,605
244	Liz Claiborne, Inc.(b)	2,386
351	LKQ Corp.(b)	11,183
80	Lumber Liquidators Holdings, Inc.(a) (b)	1,751
157	Madison Square Garden Co., Class A(b)	5,000
94	Maidenform Brands, Inc.(b)	1,974
92	MDC Holdings, Inc.	2,261
99	Men’s Wearhouse, Inc.	3,834
77	Meritage Homes Corp.(b)	1,994
536	Meritor, Inc.(b)	3,972
711	MGM Resorts International(b)	9,790
103	Mobile Mini, Inc.(b)	2,225
121	Modine Manufacturing Co.(b)	1,099
126	Mohawk Industries, Inc.(b)	8,002
110	MSC Industrial Direct Co., Inc., Class A	8,735
39	MWI Veterinary Supply, Inc.(b)	3,376
110	National CineMedia, Inc.	1,750
1,184	Navarre Corp.(b)	2,013
131	Navistar International Corp.(b)	5,473
123	Nu Skin Enterprises, Inc., Class A	7,104
14	NVR, Inc.(b)	9,688
682	Office Depot, Inc.(b)	2,251
218	Orient-Express Hotels Ltd., Class A (Bermuda)(b)	2,156
270	Oshkosh Corp.(b)	6,294
127	Owens & Minor, Inc.	3,805
65	Panera Bread Co., Class A(b)	10,048
67	Pantry, Inc.(b)	833
68	Papa John’s International, Inc.(b)	2,527
169	Penn National Gaming, Inc.(b)	7,191
83	Penske Automotive Group, Inc.	1,999
165	PEP Boys-Manny Moe & Jack	2,482
99	Perry Ellis International, Inc.(b)	1,726
247	PetSmart, Inc.	13,768
58	PF Chang’s China Bistro, Inc.	2,223
334	Pier 1 Imports, Inc.(b)	5,735
186	Pinnacle Entertainment, Inc.(b)	2,048
282	Pizza Inn Holdings, Inc.(a) (b)	1,325
132	Polaris Industries, Inc.	8,720
101	Pool Corp.	3,676
61	Pricesmart, Inc.	3,942
128	PVH Corp.	10,881
388	Quiksilver, Inc.(b)	1,816
371	RadioShack Corp.(a)	2,630
198	Regal Entertainment Group, Class A(a)	2,736
148	Regis Corp.	2,562
1,505	Rite Aid Corp.(b)	2,318
327	Royal Caribbean Cruises Ltd. (Liberia)	9,316
179	Ruby Tuesday, Inc.(b)	1,393
310	Saks, Inc.(a) (b)	3,611
208	Sally Beauty Holdings, Inc.(b)	4,950
55	Scansource, Inc.(b)	2,035
164	Scientific Games Corp., Class A(b)	1,724
190	Select Comfort Corp.(b)	5,622
177	Shuffle Master, Inc.(b)	2,584
154	Signet Jewelers Ltd. (Bermuda)	7,223
46	Six Flags Entertainment Corp.	2,082
139	Skechers U.S.A., Inc., Class A(b)	1,775
141	SkyWest, Inc.	1,610
154	Sonic Corp.(b)	1,272
101	Stage Stores, Inc.	1,510
198	Steelcase, Inc., Class A	1,738
114	Steven Madden Ltd.(b)	4,922
81	Superior Industries International, Inc.	1,464
143	Tempur-Pedic International, Inc.(b)	11,297
122	Tenneco, Inc.(b)	4,697
89	Tesla Motors, Inc.(b)	2,973
168	Texas Roadhouse, Inc.	2,811
159	Thor Industries, Inc.	5,179
81	Titan International, Inc.	1,996
320	TiVo, Inc.(b)	3,600
253	Toll Brothers, Inc.(b)	5,935
53	Toro Co.	3,590
165	Tractor Supply Co.	14,103
80	True Religion Apparel, Inc.(b)	2,110
227	TRW Automotive Holdings Corp.(b)	10,383
89	Ulta Salon Cosmetics & Fragrance, Inc.(b)	7,408
79	Under Armour, Inc., Class A(b)	7,050
32	Unifirst Corp.	1,923
771	United Continental Holdings, Inc.(b)	15,921
84	United Stationers, Inc.	2,439
363	US Airways Group, Inc.(b)	2,690
30	Vail Resorts, Inc.	1,263
114	Visteon Corp.(b)	6,124
44	Vitamin Shoppe(b)	1,867
228	Wabash National Corp.(b)	2,408

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
135	WABCO Holdings, Inc.(b)	$8,031
106	Warnaco Group, Inc.(b)	6,223
55	Watsco, Inc.	3,926
1,114	Wendy’s Co.	5,648
107	WESCO International, Inc.(b)	6,729
398	Wet Seal, Inc., Class A(b)	1,393
177	Williams-Sonoma, Inc.	6,832
42	WMS Industries, Inc.(b)	925
111	Wolverine World Wide, Inc.	4,234
127	World Fuel Services Corp.	5,291
74	Zumiez, Inc.(b)	2,325
		930,570

	Consumer, Non-cyclical - 17.6%
168	Aaron’s, Inc.	4,694
68	Abaxis, Inc.(b)	1,806
75	ABIOMED, Inc.(b)	1,566
95	ABM Industries, Inc.	2,157
121	Acacia Research Corp.(b)	4,780
154	ACCO Brands Corp.(b)	1,817
72	Accretive Health, Inc.(a) (b)	1,871
405	Accuray, Inc.(b)	2,746
207	Achillion Pharmaceuticals, Inc.(b)	2,174
96	Acorda Therapeutics, Inc.(b)	2,511
49	Advisory Board Co.(b)	3,966
205	Affymax, Inc.(b)	2,093
230	Affymetrix, Inc.(b)	959
25	Air Methods Corp.(b)	2,256
191	Akorn, Inc.(b)	2,393
162	Alere, Inc.(b)	4,120
344	Alexion Pharmaceuticals, Inc.(b)	28,803
152	Align Technology, Inc.(b)	3,893
181	Alkermes PLC (Ireland)(b)	3,187
117	Alliance Data Systems Corp.(b)	14,199
86	American Greetings Corp., Class A	1,290
49	American Public Education, Inc.(b)	1,919
106	AMERIGROUP Corp.(b)	7,201
82	Amsurg Corp.(b)	2,143
321	Amylin Pharmaceuticals, Inc.(a) (b)	5,486
55	Andersons, Inc.	2,370
83	Arbitron, Inc.	2,776
115	Ardea Biosciences, Inc.(b)	2,452
747	Arena Pharmaceuticals, Inc.(b)	1,330
425	Ariad Pharmaceuticals, Inc.(b)	6,095
73	Arthrocare Corp.(b)	1,905
57	Ascent Capital Group, Inc., Class A(b)	2,807
106	Assisted Living Concepts, Inc., Class A	1,701
95	Auxilium Pharmaceuticals, Inc.(b)	1,877
676	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	1,866
95	AVEO Pharmaceuticals, Inc.(b)	1,239
225	Avis Budget Group, Inc.(b)	2,903
169	B&G Foods, Inc.	3,934
236	BioMarin Pharmaceutical, Inc.(b)	8,437
45	Bio-Rad Laboratories, Inc., Class A(b)	4,586
98	Bio-Reference Labs, Inc.(a) (b)	1,974
16	Boston Beer Co., Inc., Class A(a) (b)	1,512
59	Bridgepoint Education, Inc.(a) (b)	1,437
104	Brink’s Co.	2,626
266	Brookdale Senior Living, Inc.(b)	4,958
193	Bruker Corp.(b)	3,094
348	Bunge Ltd. (Bermuda)	23,427
62	Cal-Maine Foods, Inc.	2,387
72	Cardtronics, Inc.(b)	1,915
222	Career Education Corp.(b)	1,914
88	Catalyst Health Solutions, Inc.(b)	5,458
122	Centene Corp.(b)	5,954
144	Cepheid, Inc.(b)	5,816
162	Charles River Laboratories International, Inc.(b)	5,691
49	Chemed Corp.	3,029
328	Chiquita Brands International, Inc.(b)	3,146
347	Church & Dwight Co., Inc.	16,566
37	Coca-Cola Bottling Co. Consolidated	2,384
101	Community Health Systems, Inc.(b)	2,549
186	Conceptus, Inc.(b)	2,505
80	CONMED Corp.	2,387
29	Consolidated Graphics, Inc.(b)	1,354
291	Convergys Corp.(b)	3,748
86	Cooper Cos., Inc.	6,835
183	CoreLogic, Inc.(b)	2,815
171	Corn Products International, Inc.	9,807
82	Corporate Executive Board Co.	3,398
245	Corrections Corp. of America(b)	6,140
46	CoStar Group, Inc.(b)	2,759
142	Covance, Inc.(b)	6,778
120	Cubist Pharmaceuticals, Inc.(b)	5,143
375	Curis, Inc.(b)	1,691
91	Cyberonics, Inc.(b)	3,388
124	Deluxe Corp.	3,059
366	Dendreon Corp.(a) (b)	4,121
233	Depomed, Inc.(b)	1,466
148	DexCom, Inc.(b)	1,597

See notes to financial statements.
50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
104	DFC Global Corp.(b)	$1,863
46	Diamond Foods, Inc.(a)	1,100
119	Dole Food Co., Inc.(b)	1,140
481	Dynavax Technologies Corp.(b)	2,020
48	Education Management Corp.(a) (b)	867
84	Elizabeth Arden, Inc.(b)	3,121
92	Emergent Biosolutions, Inc.(b)	1,405
85	Emeritus Corp.(b)	1,569
255	Endo Pharmaceuticals Holdings, Inc.(b)	9,453
129	Endologix, Inc.(b)	1,707
96	Ennis, Inc.	1,609
182	Enzon Pharmaceuticals, Inc.(b)	1,287
135	Euronet Worldwide, Inc.(b)	2,604
187	Exact Sciences Corp.(b)	1,756
312	Exelixis, Inc.(a) (b)	1,772
98	ExlService Holdings, Inc.(b)	2,726
67	Fleetcor Technologies, Inc.(b)	2,481
297	Flowers Foods, Inc.	5,685
55	Forrester Research, Inc.	1,773
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,089
120	FTI Consulting, Inc.(b)	4,808
191	Gartner, Inc.(b)	7,690
111	Genomic Health, Inc.(b)	3,239
238	Genpact Ltd. (Bermuda)(b)	3,813
105	Gen-Probe, Inc.(b)	7,169
119	Geo Group, Inc.(b)	2,096
139	Global Payments, Inc.	7,175
61	Grand Canyon Education, Inc.(b)	1,044
84	Greatbatch, Inc.(b)	2,079
59	Green Dot Corp., Class A(a) (b)	1,884
246	Green Mountain Coffee Roasters, Inc.(b)	15,983
60	Haemonetics Corp.(b)	4,022
116	Hain Celestial Group, Inc.(b)	4,737
326	Halozyme Therapeutics, Inc.(b)	3,752
98	Hanger Orthopedic Group, Inc.(b)	2,028
139	HCA Holdings, Inc.	3,707
747	Health Management Associates, Inc., Class A(b)	5,513
211	Health Net, Inc.(b)	7,963
158	Healthcare Services Group, Inc.	3,078
221	HealthSouth Corp.(b)	4,500
111	Heartland Payment Systems, Inc.	3,144
17	HeartWare International, Inc.(b)	1,245
54	Heidrick & Struggles International, Inc.	1,097
67	Helen of Troy Ltd. (Bermuda)(b)	2,178
194	Henry Schein, Inc.(b)	14,360
254	Herbalife Ltd. (Cayman Islands)	16,817
327	Hertz Global Holdings, Inc.(b)	4,676
146	Hill-Rom Holdings, Inc.	4,960
40	Hi-Tech Pharmacal Co., Inc.(b)	1,597
195	HMS Holdings Corp.(b)	6,283
492	Hologic, Inc.(b)	10,199
480	Human Genome Sciences, Inc.(a) (b)	3,782
73	Huron Consulting Group, Inc.(b)	2,787
73	ICF International, Inc.(b)	1,893
45	ICU Medical, Inc.(b)	2,065
89	Idenix Pharmaceuticals, Inc.(b)	1,048
77	IDEXX Laboratories, Inc.(b)	6,603
257	Illumina, Inc.(a) (b)	13,171
55	Immunogen, Inc.(b)	757
153	Impax Laboratories, Inc.(b)	3,573
317	Incyte Corp. Ltd.(a) (b)	5,376
95	Insulet Corp.(b)	1,873
46	Integra LifeSciences Holdings Corp.(b)	1,454
98	InterMune, Inc.(b)	1,315
70	Invacare Corp.	1,156
48	IPC The Hospitalist Co., Inc.(b)	1,746
239	Isis Pharmaceuticals, Inc.(b)	2,177
87	ITT Educational Services, Inc.(a) (b)	5,972
52	J&J Snack Foods Corp.	2,609
176	Jarden Corp.	6,208
82	Jazz Pharmaceuticals PLC (Ireland)(b)	4,303
66	K12, Inc.(b)	1,423
72	KAR Auction Services, Inc.(b)	1,157
88	Kelly Services, Inc., Class A	1,320
78	Kenexa Corp.(b)	2,168
504	Keryx Biopharmaceuticals, Inc.(a) (b)	1,673
121	Kforce, Inc.(b)	1,706
113	Kindred Healthcare, Inc.(b)	1,163
108	Korn/Ferry International(b)	1,725
44	Lancaster Colony Corp.	2,867
32	Landauer, Inc.	1,716
205	Lender Processing Services, Inc.	4,518
56	LHC Group, Inc.(b)	953
104	LifePoint Hospitals, Inc.(b)	4,053
168	Lincare Holdings, Inc.	4,513
348	Live Nation Entertainment, Inc.(b)	3,243
135	Luminex Corp.(b)	3,033
80	Magellan Health Services, Inc.(b)	3,781
100	MAKO Surgical Corp.(a) (b)	3,910
192	Manpower, Inc.	8,269

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
81	MAP Pharmaceuticals, Inc.(b)	$1,300
128	Masimo Corp.(b)	2,790
73	Matthews International Corp., Class A	2,264
80	MAXIMUS, Inc.	3,337
66	McGrath Rentcorp	2,096
193	Medicines Co.(b)	4,136
153	Medicis Pharmaceutical Corp., Class A	5,346
90	Medivation, Inc.(b)	5,896
103	Mednax, Inc.(b)	7,662
111	Meridian Bioscience, Inc.	2,000
135	Merit Medical Systems, Inc.(b)	1,690
218	Micromet, Inc.(b)	2,396
105	Molina Healthcare, Inc.(b)	3,566
145	Momenta Pharmaceuticals, Inc.(b)	2,126
117	MoneyGram International, Inc.(b)	2,097
93	Monro Muffler Brake, Inc.	4,266
292	Monster Beverage Corp.(b)	16,700
195	Monster Worldwide, Inc.(b)	1,353
58	Morningstar, Inc.	3,472
216	Myriad Genetics, Inc.(b)	5,227
39	Nash Finch Co.	1,046
73	National Healthcare Corp.	3,272
121	Natus Medical, Inc.(b)	1,267
134	Navigant Consulting, Inc.(b)	1,810
293	Nektar Therapeutics(a) (b)	2,101
72	Neogen Corp.(b)	2,498
241	NPS Pharmaceuticals, Inc.(b)	1,644
155	Nutraceutical International Corp.(b)	2,018
130	NxStage Medical, Inc.(b)	2,600
282	Omnicare, Inc.	9,921
151	Onyx Pharmaceuticals, Inc.(b)	5,786
445	Opko Health, Inc.(a) (b)	2,198
102	Optimer Pharmaceuticals, Inc.(a) (b)	1,305
170	OraSure Technologies, Inc.(b)	1,705
46	Orthofix International NV (Curacao)(b)	1,804
105	Par Pharmaceutical Cos., Inc.(b)	3,897
133	PAREXEL International Corp.(b)	3,256
345	PDL BioPharma, Inc.	2,201
41	Peet’s Coffee & Tea, Inc.(b)	2,640
562	Pendrell Corp.(b)	1,360
157	Pharmacyclics, Inc.(b)	3,955
104	PharMerica Corp.(b)	1,275
127	PHH Corp.(b)	1,730
52	Post Holdings, Inc.(b)	1,619
189	Prestige Brands Holdings, Inc.(b)	3,119
186	Protalix BioTherapeutics, Inc.(b)	993
128	PSS World Medical, Inc.(b)	3,101
164	Quad Graphics, Inc.(a)	2,455
134	Questcor Pharmaceuticals, Inc.(b)	5,213
123	Quidel Corp.(b)	1,744
105	Ralcorp Holdings, Inc.(b)	7,833
242	Raptor Pharmaceutical Corp.(a) (b)	1,689
136	Regeneron Pharmaceuticals, Inc.(b)	14,251
146	Rent-A-Center, Inc.	5,171
361	ResMed, Inc.(b)	10,577
102	Resources Connection, Inc.	1,333
168	Rigel Pharmaceuticals, Inc.(b)	1,680
88	Rollins, Inc.	1,783
283	RSC Holdings, Inc.(b)	6,302
89	Ruddick Corp.	3,645
125	Salix Pharmaceuticals Ltd.(b)	6,165
47	Sanderson Farms, Inc.(a)	2,312
104	Scotts Miracle-Gro Co., Class A	4,871
1	Seaboard Corp. (b)	1,913
264	Seattle Genetics, Inc.(a) (b)	4,873
290	Select Medical Holdings Corp.(b)	2,442
242	Sequenom, Inc.(b)	1,045
421	Service Corp. International	4,774
90	Sirona Dental Systems, Inc.(b)	4,491
349	Smithfield Foods, Inc.(b)	8,177
186	Snyders-Lance, Inc.	4,176
61	SonoSite, Inc.(b)	3,289
151	Sotheby’s	5,940
92	Spartan Stores, Inc.	1,641
111	Spectrum Pharmaceuticals, Inc.(b)	1,575
65	Staar Surgical Co.(b)	678
618	Star Scientific, Inc.(a) (b)	2,318
31	Steiner Leisure Ltd. (Bahamas)(b)	1,551
119	STERIS Corp.	3,734
263	Stewart Enterprises, Inc., Class A(a)	1,636
17	Strayer Education, Inc.(a)	1,749
434	Swisher Hygiene, Inc.(b)	1,280
66	Targacept, Inc.(b)	450
88	Team Health Holdings, Inc.(b)	1,909
82	Team, Inc.(b)	2,509
80	Techne Corp.	5,727
120	Tejon Ranch Co.(b)	3,506
87	Teleflex, Inc.	5,157
101	TeleTech Holdings, Inc.(b)	1,542
152	Theravance, Inc.(b)	2,842

See notes to financial statements.
52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
126	Thoratec Corp.(b)	$4,347
77	TNS, Inc.(b)	1,411
49	Tootsie Roll Industries, Inc.(a)	1,139
152	Towers Watson & Co., Class A	9,719
52	TreeHouse Foods, Inc.(b)	2,995
82	Triple-S Management Corp., Class B (Puerto Rico)(b)	1,941
121	TrueBlue, Inc.(b)	2,004
119	Tupperware Brands Corp.	7,460
74	United Natural Foods, Inc.(b)	3,368
198	United Rentals, Inc.(a) (b)	8,253
103	United Therapeutics Corp.(b)	4,916
181	Universal American Corp.	2,053
45	Universal Corp.	2,067
193	Universal Health Services, Inc., Class B	8,610
67	Universal Technical Institute, Inc.	870
90	Valassis Communications, Inc.(a) (b)	2,248
251	VCA Antech, Inc.(b)	5,520
114	Vector Group Ltd.(a)	2,069
261	Verisk Analytics, Inc., Class A(b)	11,354
400	Vertex Pharmaceuticals, Inc.(b)	15,568
74	Viad Corp.	1,440
356	Vical, Inc.(b)	1,139
207	Viropharma, Inc.(b)	6,636
265	Vivus, Inc.(a) (b)	5,963
99	Volcano Corp.(b)	2,775
53	WD-40 Co.	2,283
85	Weight Watchers International, Inc.(a)	6,628
31	Weis Markets, Inc.	1,329
84	WellCare Health Plans, Inc.(b)	5,700
69	West Pharmaceutical Services, Inc.	2,870
144	Winn-Dixie Stores, Inc.(b)	1,365
80	Wright Express Corp.(b)	4,950
122	Wright Medical Group, Inc.(b)	2,020
35	Zoll Medical Corp.(b)	2,560
		1,108,417

	Diversified - 0.0%*
402	Harbinger Group, Inc.(b)	1,833

	Energy - 7.0%
575	Abraxas Petroleum Corp.(b)	2,311
103	Amyris, Inc.(a) (b)	554
43	Approach Resources, Inc.(b)	1,486
468	Arch Coal, Inc.	6,351
135	ATP Oil & Gas Corp.(a) (b)	1,080
128	Atwood Oceanics, Inc.(b)	6,088
78	Basic Energy Services, Inc.(b)	1,549
99	Berry Petroleum Co., Class A	5,342
96	Bill Barrett Corp.(b)	2,806
558	BPZ Resources, Inc.(a) (b)	1,791
42	CARBO Ceramics, Inc.(a)	3,849
88	Carrizo Oil & Gas, Inc.(b)	2,479
334	Cheniere Energy, Inc.(b)	5,023
183	Cimarex Energy Co.	14,763
20	Clayton Williams Energy, Inc.(b)	1,767
129	Clean Energy Fuels Corp.(a) (b)	2,424
123	Cloud Peak Energy, Inc.(b)	2,180
114	Comstock Resources, Inc.(b)	1,827
184	Concho Resources, Inc.(b)	19,659
51	Contango Oil & Gas Co.(b)	3,243
133	Continental Resources, Inc.(a) (b)	12,060
160	Crosstex Energy, Inc.	2,197
90	CVR Energy, Inc.(b)	2,449
150	Dresser-Rand Group, Inc.(b)	7,878
90	Dril-Quip, Inc.(b)	6,299
227	Endeavour International Corp.(a) (b)	2,626
142	Energen Corp.	7,559
150	Energy Partners Ltd.(b)	2,556
223	Energy XXI Bermuda Ltd. (Bermuda)(b)	8,347
475	EXCO Resources, Inc.(a)	3,387
172	Exterran Holdings, Inc.(b)	2,477
254	Flotek Industries, Inc.(b)	2,842
203	Forest Oil Corp.(b)	2,625
59	GeoResources, Inc.(b)	1,890
78	Goodrich Petroleum Corp.(a) (b)	1,243
132	Gulfport Energy Corp.(b)	4,438
273	Helix Energy Solutions Group, Inc.(b)	5,253
590	Hercules Offshore, Inc.(b)	2,997
361	HollyFrontier Corp.	11,779
83	Hornbeck Offshore Services, Inc.(b)	3,382
792	Hyperdynamics Corp.(b)	1,077
387	ION Geophysical Corp.(b)	2,771
273	James River Coal Co.(a) (b)	1,564
324	Key Energy Services, Inc.(b)	5,527
1,786	Kinder Morgan, Inc.(a)	62,939
575	Kodiak Oil & Gas Corp. (Canada)(b)	5,572
124	Lone Pine Resources, Inc.(b)	921
78	Lufkin Industries, Inc.	6,212
226	Magnum Hunter Resources Corp.(a) (b)	1,564
353	McMoRan Exploration Co.(b)	4,942
285	Newpark Resources, Inc.(b)	2,243
127	Northern Oil and Gas, Inc.(b)	3,011

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Energy continued
110	Oasis Petroleum, Inc.(b)	$3,528
197	Oceaneering International, Inc.	10,691
96	Oil States International, Inc.(b)	7,797
22	OYO Geospace Corp.(b)	2,421
340	Parker Drilling Co.(b)	2,152
202	Patriot Coal Corp.(b)	1,460
358	Patterson-UTI Energy, Inc.	6,952
60	Petroleum Development Corp.(b)	1,952
269	Petroquest Energy, Inc.(b)	1,641
187	Pioneer Drilling Co.(b)	1,863
334	Plains Exploration & Production Co.(b)	14,719
328	Quicksilver Resources, Inc.(b)	1,817
175	Resolute Energy Corp.(b)	1,953
124	Rex Energy Corp.(b)	1,426
132	Rosetta Resources, Inc.(b)	6,737
175	RPC, Inc.(a)	2,802
972	SandRidge Energy, Inc.(b)	8,427
49	SEACOR Holdings, Inc.(b)	4,845
89	SemGroup Corp., Class A(b)	2,525
148	SM Energy Co.	11,651
127	Stone Energy Corp.(b)	4,058
137	SunCoke Energy, Inc.(b)	1,963
332	Superior Energy Services, Inc.(b)	9,741
83	Swift Energy Co.(b)	2,492
117	Tesco Corp. (Canada)(b)	1,792
174	Tetra Technologies, Inc.(b)	1,582
351	Ultra Petroleum Corp. (Canada)(b)	8,761
89	Unit Corp.(b)	4,234
1,352	Vantage Drilling Co. (Cayman Islands)(b)	1,771
92	Venoco, Inc.(b)	1,003
75	W&T Offshore, Inc.	1,894
132	Walter Energy, Inc.	8,558
177	Western Refining, Inc.	3,213
270	Whiting Petroleum Corp.(b)	15,833
		443,453

	Financial - 21.5%
141	Acadia Realty Trust, REIT	2,988
131	Affiliated Managers Group, Inc.(b)	13,937
89	Air Lease Corp.(a) (b)	2,189
230	Aircastle Ltd. (Bermuda)	3,130
7	Alexander’s, Inc., REIT	2,656
129	Alexandria Real Estate Equities, Inc., REIT	9,248
14	Alleghany Corp.(a) (b)	4,545
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	5,344
200	Alterra Capital Holdings Ltd. (Bermuda)	4,592
108	Altisource Portfolio Solutions SA (Luxembourg)(b)	6,960
127	American Campus Communities, Inc., REIT	5,226
151	American Capital Agency Corp., REIT	4,637
969	American Capital Ltd.(b)	8,634
201	American Equity Investment Life Holding Co.	2,432
158	American Financial Group, Inc.	5,917
63	American National Insurance Co.	4,542
147	American Realty Capital Properties, Inc.	1,661
103	Amtrust Financial Services, Inc.	2,782
1,661	Annaly Capital Management, Inc., REIT	27,606
487	Anworth Mortgage Asset Corp., REIT	3,165
388	Apollo Investment Corp.	2,724
228	Arch Capital Group Ltd. (Bermuda)(b)	8,447
87	Argo Group International Holdings Ltd. (Bermuda)	2,597
177	Arthur J Gallagher & Co.	6,039
248	Artio Global Investors, Inc.	1,188
300	Ashford Hospitality Trust, Inc., REIT	2,532
187	Aspen Insurance Holdings Ltd. (Bermuda)	4,961
386	Associated Banc-Corp.	5,111
146	Associated Estates Realty Corp., REIT	2,178
303	Assured Guaranty Ltd. (Bermuda)	5,090
171	Astoria Financial Corp.	1,501
225	Axis Capital Holdings Ltd. (Bermuda)	6,941
186	BancorpSouth, Inc.	2,202
95	Bank of Hawaii Corp.	4,370
114	Bank of the Ozarks, Inc.	3,346
91	Banner Corp.	1,875
151	Beneficial Mutual Bancorp, Inc.(b)	1,370
232	BGC Partners, Inc., Class A(a)	1,631
264	BioMed Realty Trust, Inc., REIT	4,863
41	BOK Financial Corp.	2,201
203	Boston Private Financial Holdings, Inc.	1,935
346	Brandywine Realty Trust, REIT	3,740
125	BRE Properties, Inc., REIT	6,054
102	Bridge Bancorp, Inc.	2,046
446	Brookfield Office Properties, Inc. (Canada)(a)	7,783
195	Brookline Bancorp, Inc.	1,790
270	Brown & Brown, Inc.	6,380
141	Camden Property Trust, REIT	8,742
664	Capital Trust, Inc., REIT(b)	2,258
720	CapitalSource, Inc.	4,860
270	Capitol Federal Financial, Inc.	3,156
277	Capstead Mortgage Corp., REIT	3,684
235	Cathay General Bancorp	3,840
362	CBL & Associates Properties, Inc., REIT	6,382

See notes to financial statements.
54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
174	Central Pacific Financial Corp.(b)	$2,408
89	Chemical Financial Corp.	1,963
248	Chesapeake Lodging Trust, REIT	4,372
1,219	Chimera Investment Corp., REIT	3,742
449	CIT Group, Inc.(b)	18,279
304	Citizens Republic Bancorp, Inc.(b)	4,162
62	City Holding Co.	2,125
84	City National Corp.	3,948
48	CNA Financial Corp.	1,354
616	CNO Financial Group, Inc.(b)	4,571
59	Cohen & Steers, Inc.	1,943
205	Colonial Properties Trust, REIT	4,207
152	Colony Financial, Inc., REIT	2,535
89	Columbia Banking System, Inc.	1,882
168	Commerce Bancshares, Inc.	6,486
221	CommonWealth REIT, REIT	4,111
99	Community Bank System, Inc.	2,705
73	Community Trust Bancorp, Inc.	2,251
253	Corporate Office Properties Trust, REIT	6,204
345	Cousins Properties, Inc., REIT	2,550
585	Cowen Group, Inc., Class A(b)	1,638
34	Credit Acceptance Corp.(b)	3,273
238	CreXus Investment Corp., REIT	2,654
309	CubeSmart, REIT	3,486
113	Cullen/Frost Bankers, Inc.	6,382
288	CVB Financial Corp.	3,102
270	CYS Investments, Inc., REIT	3,664
609	DCT Industrial Trust, Inc., REIT	3,447
493	DDR Corp., REIT	6,966
105	Delphi Financial Group, Inc., Class A	4,679
388	DiamondRock Hospitality Co., REIT	3,864
212	Digital Realty Trust, Inc., REIT	15,370
144	Dime Community Bancshares, Inc.	2,004
294	Douglas Emmett, Inc., REIT	6,195
146	Duff & Phelps Corp., Class A	2,009
608	Duke Realty Corp., REIT	8,439
168	DuPont Fabros Technology, Inc., REIT	3,847
230	Dynex Capital, Inc., REIT	2,187
397	East West Bancorp, Inc.	8,782
77	EastGroup Properties, Inc., REIT	3,711
219	Eaton Vance Corp.	6,309
293	Education Realty Trust, Inc., REIT	3,012
145	Employers Holdings, Inc.	2,507
94	Encore Capital Group, Inc.(b)	2,094
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,577
26	Enstar Group Ltd. (Bermuda)(b)	2,521
88	Entertainment Properties Trust, REIT	4,004
105	Equity Lifestyle Properties, Inc., REIT	6,984
80	Equity One, Inc., REIT	1,522
64	Erie Indemnity Co., Class A	4,871
52	Essex Property Trust, Inc., REIT	7,279
57	Evercore Partners, Inc., Class A	1,550
117	Everest Re Group Ltd. (Bermuda)	10,278
249	Extra Space Storage, Inc., REIT	6,566
5,261	Fannie Mae(b)	1,668
50	FBL Financial Group, Inc., Class A	1,698
90	Federal Realty Investment Trust, REIT	8,581
439	FelCor Lodging Trust, Inc., REIT(b)	1,686
566	Fidelity National Financial, Inc., Class A	9,769
193	Fifth Street Finance Corp.	1,911
88	Financial Engines, Inc.(b)	2,028
247	First American Financial Corp.	3,804
18	First Citizens BancShares, Inc., Class A	3,171
801	First Commonwealth Financial Corp.	4,798
147	First Financial Bancorp	2,406
82	First Financial Bankshares, Inc.(a)	2,809
279	First Industrial Realty Trust, Inc., REIT(b)	3,298
446	First Midwest Bancorp, Inc.	5,156
631	First Niagara Financial Group, Inc.	6,032
140	First Potomac Realty Trust, REIT	1,852
192	FirstMerit Corp.	3,082
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,568
334	FNB Corp.	3,938
131	FNB United Corp.(a) (b)	1,961
366	Forest City Enterprises, Inc., Class A(b)	5,351
297	Forestar Group, Inc.(b)	4,660
187	Franklin Street Properties Corp., REIT	1,928
452	Fulton Financial Corp.	4,430
1,095	General Growth Properties, Inc., REIT	17,816
72	Getty Realty Corp., REIT	1,224
194	GFI Group, Inc.	745
183	Glacier Bancorp, Inc.	2,525
306	Glimcher Realty Trust, REIT	3,029
99	Government Properties Income Trust, REIT	2,310
575	Gramercy Capital Corp., REIT(b)	1,667
54	Greenhill & Co., Inc.	2,374
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(b)	2,261
180	Hancock Holding Co.	6,111
119	Hanover Insurance Group, Inc.	4,858
44	Harleysville Group, Inc.	2,491

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
122	Harleysville Savings Financial Corp.	$2,120
135	Hatteras Financial Corp., REIT	3,845
252	HCC Insurance Holdings, Inc.	7,696
272	Healthcare Realty Trust, Inc., REIT	5,622
996	Hersha Hospitality Trust, REIT	5,010
101	Higher One Holdings, Inc.(a) (b)	1,485
156	Highwoods Properties, Inc., REIT	4,992
164	Hilltop Holdings, Inc.(b)	1,351
104	Home Bancshares, Inc.	2,621
79	Home Properties, Inc., REIT	4,553
135	Horace Mann Educators Corp.	2,340
114	Horizon Bancorp	2,006
290	Hospitality Properties Trust, REIT	7,172
57	Howard Hughes Corp.(b)	3,166
211	Hudson Pacific Properties, Inc., REIT	3,226
68	Iberiabank Corp.	3,607
1,137	Independent Bank Corp.(b)	1,762
79	Independent Bank Corp.	2,172
48	Infinity Property & Casualty Corp.	2,632
290	Inland Real Estate Corp., REIT	2,514
179	Interactive Brokers Group, Inc., Class A	2,839
150	International Bancshares Corp.	2,847
164	Invesco Mortgage Capital, Inc., REIT	2,809
193	Investment Technology Group, Inc.(b)	2,219
329	Investors Bancorp, Inc.(b)	4,780
357	Investors Real Estate Trust, REIT	2,724
386	iStar Financial, Inc., REIT(b)	2,721
254	Janus Capital Group, Inc.	2,240
383	Jefferies Group, Inc.	6,404
64	Jones Lang LaSalle, Inc.	5,210
118	KBW, Inc.	1,951
128	Kemper Corp.	3,663
117	Kilroy Realty Corp., REIT	5,129
231	Knight Capital Group, Inc., Class A(b)	3,061
598	Ladenburg Thalmann Financial Services, Inc.(b)	1,214
195	LaSalle Hotel Properties, REIT	5,203
309	Lexington Realty Trust, REIT	2,673
238	Liberty Property Trust, REIT	8,073
78	LTC Properties, Inc., REIT	2,407
311	Macerich Co., REIT	16,791
181	Mack-Cali Realty Corp., REIT	5,177
224	Maiden Holdings Ltd. (Bermuda)	1,938
113	Main Street Capital Corp.(a)	2,644
20	Markel Corp.(b)	8,159
103	MarketAxess Holdings, Inc.	3,411
122	MB Financial, Inc.	2,428
260	MBIA, Inc.(a) (b)	2,803
691	MCG Capital Corp.	3,317
232	Meadowbrook Insurance Group, Inc.	2,209
241	Medical Properties Trust, Inc., REIT	2,343
54	Mercury General Corp.	2,316
496	MFA Financial, Inc., REIT	3,621
101	MID-America Apartment Communities, Inc., REIT	6,299
123	Montpelier Re Holdings Ltd. (Bermuda)	2,122
732	MPG Office Trust, Inc., REIT(b)	1,640
142	National Financial Partners Corp.(b)	2,167
63	National Health Investors, Inc., REIT	2,969
355	National Penn Bancshares, Inc.	3,106
162	National Retail Properties, Inc., REIT	4,317
46	Navigators Group, Inc.(b)	2,162
105	NBT Bancorp, Inc.	2,290
122	Nelnet, Inc., Class A	3,223
840	New York Community Bancorp, Inc.	10,928
216	New York Mortgage Trust, Inc., REIT	1,534
516	Newcastle Investment Corp., REIT	2,812
157	NewStar Financial, Inc.(b)	1,548
571	NorthStar Realty Finance Corp., REIT	3,049
220	Northwest Bancshares, Inc.	2,776
193	Ocean Shore Holding Co.	2,129
196	Ocwen Financial Corp.(b)	3,158
249	Old National Bancorp	3,008
479	Old Republic International Corp.	5,202
151	Omega Healthcare Investors, Inc., REIT	3,076
89	One Liberty Properties, Inc., REIT	1,556
349	Oriental Financial Group, Inc. (Puerto Rico)	4,101
66	Pacific Capital Bancorp NA(a) (b)	1,849
103	PacWest Bancorp	2,242
46	Park National Corp.	3,167
316	Parkway Properties, Inc., REIT	3,157
144	PartnerRe Ltd. (Bermuda)	9,135
137	Pebblebrook Hotel Trust, REIT	2,936
207	Pennsylvania Real Estate Investment Trust, REIT	2,778
106	PennyMac Mortgage Investment Trust, REIT	1,908
222	Piedmont Office Realty Trust, Inc., Class A, REIT	3,912
122	Pinnacle Financial Partners, Inc.(b)	2,020
112	Platinum Underwriters Holdings Ltd. (Bermuda)	3,983
208	PMC Commercial Trust, REIT	1,504
3,525	Popular, Inc. (Puerto Rico)(b)	6,697
434	Porter Bancorp, Inc.	859
36	Portfolio Recovery Associates, Inc.(b)	2,510

See notes to financial statements.
56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
149	Post Properties, Inc., REIT	$6,507
146	Potlatch Corp., REIT	4,500
174	Power REIT, REIT	1,714
317	Preferred Apartment Communities, Inc., REIT	2,454
84	Primerica, Inc.	2,102
932	Princeton National Bancorp, Inc.(b)	1,528
283	PrivateBancorp, Inc.	4,103
73	ProAssurance Corp.	6,406
384	ProLogis, Inc., REIT	12,925
97	Prosperity Bancshares, Inc.	4,243
201	Protective Life Corp.	5,582
177	Provident Financial Services, Inc.	2,432
47	PS Business Parks, Inc., REIT	2,934
605	Radian Group, Inc.(a)	2,293
338	Rait Financial Trust, REIT(a)	1,791
141	Ramco-Gershenson Properties Trust, REIT	1,561
226	Raymond James Financial, Inc.	7,994
190	Rayonier, Inc., REIT	8,459
141	Realty Income Corp., REIT	5,201
186	Redwood Trust, Inc., REIT	2,152
204	Regency Centers Corp., REIT	8,729
152	Reinsurance Group of America, Inc.	8,766
106	RenaissanceRe Holdings Ltd. (Bermuda)	7,628
280	Resource Capital Corp., REIT	1,616
48	RLI Corp.	3,363
41	Rouse Properties, Inc., REIT(b)	600
108	S&T Bancorp, Inc.	2,291
445	Sabra Healthcare REIT , Inc., REIT	6,355
49	Safety Insurance Group, Inc.	2,091
130	Sandy Spring Bancorp, Inc.	2,348
67	Saul Centers, Inc., REIT	2,537
56	SCBT Financial Corp.	1,734
365	SEI Investments Co.	7,209
147	Selective Insurance Group, Inc.	2,525
279	Senior Housing Properties Trust, REIT	5,971
377	Shore Bancshares, Inc.	2,326
81	Signature Bank(b)	4,808
71	Simmons First National Corp., Class A	1,867
187	SL Green Realty Corp., REIT	14,221
83	Sovran Self Storage, Inc., REIT	3,943
239	St Joe Co.(a) (b)	3,850
123	StanCorp Financial Group, Inc.	4,890
140	Starwood Property Trust, Inc., REIT	2,764
120	State Bank Financial Corp.(b)	1,949
79	Steel Excel, Inc.(b)	2,208
188	Sterling Financial Corp.(b)	3,658
108	Stifel Financial Corp.(b)	4,053
496	Strategic Hotels & Resorts, Inc., REIT(b)	3,090
246	Suffolk Bancorp	2,977
164	Summit Hotel Properties, Inc., REIT	1,510
95	Sun Communities, Inc., REIT	3,932
293	Sunstone Hotel Investors, Inc., REIT(b)	2,631
688	Susquehanna Bancshares, Inc.	6,378
90	SVB Financial Group(b)	5,335
89	SY Bancorp, Inc.	1,936
105	Symetra Financial Corp.	1,044
1,317	Synovus Financial Corp.	2,792
242	Tanger Factory Outlet Centers, REIT	7,086
120	Taubman Centers, Inc., REIT	8,288
356	TCF Financial Corp.	3,838
498	TD Ameritrade Holding Corp.	9,298
160	Terreno Realty Corp., REIT	2,275
122	Texas Capital Bancshares, Inc.(b)	4,135
98	TFS Financial Corp.(b)	916
49	Tompkins Financial Corp.(a)	2,014
123	Tower Group, Inc.	2,835
128	TowneBank	1,654
79	Transatlantic Holdings, Inc.	4,787
300	Trustco Bank Corp.	1,608
129	Trustmark Corp.	3,042
335	UDR, Inc., REIT	8,382
78	UMB Financial Corp.	3,249
204	Umpqua Holdings Corp.	2,513
196	Union First Market Bankshares Corp.	2,720
232	United Bancorp, Inc.	2,076
108	United Bankshares, Inc.(a)	3,162
111	United Community Banks, Inc.(b)	996
86	United Fire Group, Inc.	1,728
60	Universal Health Realty Income Trust, REIT	2,267
191	Validus Holdings Ltd. (Bermuda)	5,824
368	Valley National Bancorp(a)	4,604
169	Ventas, Inc., REIT	9,450
21	Virtus Investment Partners, Inc.(b)	1,670
196	Waddell & Reed Financial, Inc., Class A	6,186
94	Walter Investment Management Corp.	1,916
283	Washington Federal, Inc.	4,585
133	Washington Real Estate Investment Trust, REIT	3,939
220	Webster Financial Corp.	4,814
300	Weingarten Realty Investors, REIT	7,470
105	WesBanco, Inc.	2,047

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
67	Westamerica Bancorporation	$3,173
266	Western Alliance Bancorp(b)	2,165
17	White Mountains Insurance Group Ltd. (Bermuda)	8,436
179	Whitestone REIT, REIT	2,316
435	Winthrop Realty Trust, REIT	4,955
64	Wintrust Financial Corp.	2,157
42	World Acceptance Corp.(b)	2,668
252	WR Berkley Corp.	9,009
605	ZipRealty, Inc.(b)	762
		1,351,441

	Industrial - 14.4%
96	AAR Corp.	2,117
171	Actuant Corp., Class A	4,817
64	Acuity Brands, Inc.	3,980
168	Advanced Energy Industries, Inc.(b)	2,016
250	AECOM Technology Corp.(b)	5,838
102	Aegion Corp.(b)	1,796
64	Aerovironment, Inc.(b)	1,823
250	AGCO Corp.(b)	12,908
358	Air Transport Services Group, Inc.(b)	1,944
91	Albany International Corp., Class A	2,177
94	Alexander & Baldwin, Inc.	4,363
88	Alliant Techsystems, Inc.	5,280
20	Amerco, Inc.	2,083
69	American Railcar Industries, Inc.(b)	2,035
27	American Science & Engineering, Inc.	1,963
115	American Superconductor Corp.(a) (b)	515
353	AMETEK, Inc.	16,803
42	Analogic Corp.	2,392
85	AO Smith Corp.	3,839
84	Applied Industrial Technologies, Inc.	3,374
138	Aptargroup, Inc.	7,284
73	Arkansas Best Corp.	1,299
57	Armstrong World Industries, Inc.(b)	2,920
71	Astec Industries, Inc.(b)	2,694
64	Atlas Air Worldwide Holdings, Inc.(b)	2,728
307	Avnet, Inc.(b)	10,972
97	AVX Corp.	1,284
47	AZZ, Inc.	2,359
207	B/E Aerospace, Inc.(b)	9,489
249	Babcock & Wilcox Co.(b)	6,409
49	Badger Meter, Inc.	1,576
125	Barnes Group, Inc.	3,462
105	Belden, Inc.	4,144
118	Benchmark Electronics, Inc.(b)	1,938
159	Blount International, Inc.(b)	2,727
90	Brady Corp., Class A	2,876
101	Briggs & Stratton Corp.	1,711
57	Bristow Group, Inc.	2,691
150	Calgon Carbon Corp.(b)	2,267
1,157	Capstone Turbine Corp.(a) (b)	1,284
105	Carlisle Cos., Inc.	5,124
138	Celadon Group	2,037
84	Ceradyne, Inc.	2,596
87	Chart Industries, Inc.(b)	5,950
219	Checkpoint Systems, Inc.(b)	2,431
57	CIRCOR International, Inc.	1,887
103	CLARCOR, Inc.	5,198
80	Clean Harbors, Inc.(b)	5,373
103	Cognex Corp.	4,392
68	Coherent, Inc.(b)	3,773
104	Con-way, Inc.	3,073
285	Covanta Holding Corp.	4,654
113	Crane Co.	5,488
348	Crown Holdings, Inc.(b)	12,866
217	CTS Corp.	2,159
48	Cubic Corp.	2,294
84	Curtiss-Wright Corp.	3,121
71	Cymer, Inc.(b)	3,265
209	Daktronics, Inc.	1,881
200	Darling International, Inc.(b)	3,198
127	Donaldson Co., Inc.	9,326
79	Drew Industries, Inc.(b)	2,165
148	Dycom Industries, Inc.(b)	3,149
1,539	Eagle Bulk Shipping, Inc. (Marshall Islands)(b)	2,462
103	Eagle Materials, Inc.	3,232
150	EMCOR Group, Inc.	4,170
82	Encore Wire Corp.	2,389
165	Energizer Holdings, Inc.(b)	12,614
938	EnergySolutions, Inc.(b)	3,949
113	EnerSys(b)	3,795
57	EnPro Industries, Inc.(b)	2,155
57	ESCO Technologies, Inc.	2,040
70	Esterline Technologies Corp.(b)	4,547
689	Exelis, Inc.	7,241
58	Exponent, Inc.(b)	2,797
66	FARO Technologies, Inc.(b)	3,660
104	FEI Co.(b)	4,630
414	Fortune Brands Home & Security, Inc.(b)	8,007
72	Forward Air Corp.	2,424

See notes to financial statements.
58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Industrial continued
60	Franklin Electric Co., Inc.	$3,001
118	Gardner Denver, Inc.	8,104
82	GATX Corp.	3,566
281	Genco Shipping & Trading Ltd. (Marshall Islands)(b)	1,925
142	General Cable Corp.(b)	4,398
80	Genesee & Wyoming, Inc., Class A(b)	4,754
292	Gentex Corp.	6,906
82	Gorman-Rupp Co.	2,367
124	Graco, Inc.	6,346
317	GrafTech International Ltd.(b)	4,029
81	Granite Construction, Inc.	2,317
197	Graphic Packaging Holding Co.(b)	1,040
58	Greenbrier Cos., Inc.(b)	1,466
72	Greif, Inc., Class A	3,687
379	Griffon Corp.	4,052
79	Gulfmark Offshore, Inc., Class A(b)	3,969
170	Harsco Corp.	3,779
107	Heartland Express, Inc.	1,548
274	Heckmann Corp.(a) (b)	1,397
82	HEICO Corp., Class A	3,270
219	Hexcel Corp.(b)	5,534
144	Hillenbrand, Inc.	3,308
84	HUB Group, Inc., Class A(b)	2,993
75	Hubbell, Inc., Class B	5,642
63	Huntington Ingalls Industries(b)	2,260
171	IDEX Corp.	7,148
146	II-VI, Inc.(b)	3,415
90	Interline Brands, Inc.(b)	1,850
103	iRobot Corp.(b)	2,629
62	Itron, Inc.(b)	2,754
80	ITT Corp.	1,996
216	JB Hunt Transport Services, Inc.	11,061
87	John Bean Technologies Corp.	1,502
80	Kaman Corp.	2,759
275	Kansas City Southern(b)	19,135
80	Kaydon Corp.	3,010
311	KBR, Inc.	11,296
149	Kemet Corp.(b)	1,342
173	Kennametal, Inc.	7,970
106	Kirby Corp.(b)	7,274
119	Knight Transportation, Inc.	2,038
58	Koppers Holdings, Inc.	2,183
238	Kratos Defense & Security Solutions, Inc.(b)	1,516
104	Landstar System, Inc.	5,622
64	Layne Christensen Co.(b)	1,548
86	Lennox International, Inc.	3,365
194	Lincoln Electric Holdings, Inc.	8,961
43	Lindsay Corp.	2,820
55	Littelfuse, Inc.	2,911
314	Louisiana-Pacific Corp.(b)	2,565
58	LSB Industries, Inc.(b)	2,333
346	Manitowoc Co., Inc.	5,446
91	Marten Transport	1,899
97	Martin Marietta Materials, Inc.(a)	8,329
150	MasTec, Inc.(b)	2,639
499	McDermott International, Inc. (Panama)(b)	6,517
61	Mettler-Toledo International, Inc.(b)	10,997
98	Michael Baker Corp.(b)	2,365
52	Middleby Corp.(b)	5,082
79	Mine Safety Appliances Co.	2,912
69	Moog, Inc., Class A(b)	3,030
92	Mueller Industries, Inc.	4,232
94	MYR Group, Inc.(b)	1,883
18	NACCO Industries, Inc., Class A	1,760
190	National Instruments Corp.	5,054
14	National Presto Industries, Inc.	1,212
122	Newport Corp.(b)	2,040
114	Nordson Corp.	6,267
112	Old Dominion Freight Line, Inc.(b)	4,873
136	Orbital Sciences Corp.(b)	1,911
54	OSI Systems, Inc.(b)	3,186
239	Owens Corning(b)	7,564
303	Packaging Corp. of America	8,981
64	Park Electrochemical Corp.	1,824
161	Pentair, Inc.	6,199
78	Plexus Corp.(b)	2,707
88	Polypore International, Inc.(a) (b)	3,619
229	Power-One, Inc.(b)	994
106	Quanex Building Products Corp.	1,803
180	RailAmerica, Inc.(b)	3,708
68	Raven Industries, Inc.	4,287
80	RBC Bearings, Inc.(b)	3,641
66	Regal-Beloit Corp.	4,455
926	Rentech, Inc.(b)	1,648
129	Robbins & Myers, Inc.	6,296
119	Rock-Tenn Co., Class A	8,388
98	Rofin-Sinar Technologies, Inc.(b)	2,299
52	Rogers Corp.(b)	1,929
80	RTI International Metals, Inc.(b)	1,803
176	Sanmina-SCI Corp.(b)	2,042

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Industrial continued
202	Shaw Group, Inc.(b)	$5,846
139	Ship Finance International Ltd. (Bermuda)(a)	1,908
118	Silgan Holdings, Inc.	5,017
92	Simpson Manufacturing Co., Inc.	2,743
357	SmartHeat, Inc.(b)	1,414
196	Sonoco Products Co.	6,437
188	Spirit Aerosystems Holdings, Inc., Class A(b)	4,504
118	SPX Corp.	8,631
141	STR Holdings, Inc.(a) (b)	1,001
47	Sturm Ruger & Co., Inc.	1,964
84	Sun Hydraulics Corp.	2,760
242	Sunpower Corp.(a) (b)	1,822
283	Swift Transportation Co.(b)	3,317
67	TAL International Group, Inc.	2,415
248	Taser International, Inc.(b)	999
83	Tech Data Corp.(b)	4,439
87	Teekay Corp. (Marshall Islands)	2,506
69	Teledyne Technologies, Inc.(b)	4,112
70	Tennant Co.	2,873
259	Terex Corp.(b)	6,576
127	Tetra Tech, Inc.(b)	3,119
52	Texas Industries, Inc.(a)	1,759
61	Textainer Group Holdings Ltd. (Bermuda)	2,026
95	Thomas & Betts Corp.(b)	6,862
117	Tidewater, Inc.	6,962
218	Timken Co.	11,423
90	TransDigm Group, Inc.(b)	10,691
100	Tredegar Corp.	2,324
112	Trex Co., Inc.(b)	3,016
89	Trimas Corp.(b)	2,156
243	Trimble Navigation Ltd.(b)	12,220
191	Trinity Industries, Inc.	6,639
78	Triumph Group, Inc.	4,976
252	TTM Technologies, Inc.(b)	2,951
233	Tutor Perini Corp.(b)	3,677
132	Universal Display Corp.(a) (b)	5,453
48	Universal Forest Products, Inc.	1,543
190	URS Corp.	8,294
244	USG Corp.(b)	3,477
232	UTi Worldwide, Inc. (British Virgin Islands)	3,744
51	Valmont Industries, Inc.	5,665
377	Vishay Intertechnology, Inc.(b)	4,622
107	Wabtec Corp.	7,996
220	Waste Connections, Inc.	7,154
62	Watts Water Technologies, Inc., Class A	2,451
100	Werner Enterprises, Inc.	2,422
149	Woodward, Inc.	6,522
150	Worthington Industries, Inc.	2,531
127	Zebra Technologies Corp., Class A(b)	4,882
		907,012

	Technology - 8.7%
94	3D Systems Corp.(a) (b)	2,106
102	ACI Worldwide, Inc.(b)	3,854
1,040	Activision Blizzard, Inc.	12,428
181	Acxiom Corp.(b)	2,541
120	Advent Software, Inc.(b)	3,088
407	Allscripts Healthcare Solutions, Inc.(b)	7,863
288	Amkor Technology, Inc.(a) (b)	1,840
175	ANSYS, Inc.(b)	11,056
295	Applied Micro Circuits Corp.(b)	2,000
229	Ariba, Inc.(b)	7,207
219	Aspen Technology, Inc.(b)	4,503
70	athenahealth, Inc.(a) (b)	4,947
1,150	Atmel Corp.(b)	11,626
106	ATMI, Inc.(b)	2,335
117	Avid Technology, Inc.(b)	1,246
76	Blackbaud, Inc.	2,398
107	Bottomline Technologies, Inc.(b)	3,007
314	Broadridge Financial Solutions, Inc.	7,643
1,198	Brocade Communications Systems, Inc.(b)	6,924
172	Brooks Automation, Inc.	2,055
54	Cabot Microelectronics Corp.(b)	2,713
65	CACI International, Inc., Class A(b)	3,844
587	Cadence Design Systems, Inc.(b)	6,909
138	Cavium, Inc.(b)	4,931
57	Ceva, Inc.(b)	1,405
114	Cirrus Logic, Inc.(b)	2,688
97	CommVault Systems, Inc.(b)	5,002
45	Computer Programs & Systems, Inc.	2,738
655	Compuware Corp.(b)	5,901
85	Concur Technologies, Inc.(b)	5,011
165	Cree, Inc.(b)	4,998
104	CSG Systems International, Inc.(b)	1,665
24	CSR PLC, ADR (United Kingdom)(b)	386
320	Cypress Semiconductor Corp.	5,520
163	Diebold, Inc.	6,378
90	Diodes, Inc.(b)	2,236
92	DST Systems, Inc.	4,876
114	Ebix, Inc.	2,656
163	Echelon Corp.(b)	802

See notes to financial statements.
60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Technology continued
233	Electronics for Imaging, Inc.(b)	$3,719
236	Emulex Corp.(b)	2,468
428	Entegris, Inc.(b)	3,869
315	Entropic Communications, Inc.(a) (b)	1,942
85	Fair Isaac Corp.	3,441
297	Fairchild Semiconductor International, Inc.(b)	4,333
248	Fortinet, Inc.(b)	6,708
436	GT Advanced Technologies, Inc.(b)	3,732
77	Hittite Microwave Corp.(b)	4,403
54	iGate Corp.(b)	941
73	IHS, Inc., Class A(b)	6,904
210	Informatica Corp.(b)	10,324
118	Insight Enterprises, Inc.(b)	2,466
449	Integrated Device Technology, Inc.(b)	3,103
148	International Rectifier Corp.(b)	3,323
268	Intersil Corp., Class A	3,034
110	j2 Global, Inc.	3,253
181	Jack Henry & Associates, Inc.	6,107
100	JDA Software Group, Inc.(b)	2,506
225	Kulicke & Soffa Industries, Inc.(b)	2,533
251	Lam Research Corp.(b)	10,467
232	Lattice Semiconductor Corp.(b)	1,529
234	LivePerson, Inc.(b)	3,529
66	Manhattan Associates, Inc.(b)	3,060
59	ManTech International Corp., Class A	1,979
978	Marvell Technology Group Ltd. (Bermuda)(b)	14,670
388	Maxim Integrated Products, Inc.	10,821
93	Maxwell Technologies, Inc.(b)	1,692
123	Medidata Solutions, Inc.(b)	2,453
388	MEMC Electronic Materials, Inc.(b)	1,525
270	Mentor Graphics Corp.(b)	4,093
180	Micrel, Inc.	1,921
173	MICROS Systems, Inc.(b)	8,984
197	Microsemi Corp.(b)	4,121
21	MicroStrategy, Inc., Class A(b)	2,847
125	MKS Instruments, Inc.	3,744
103	Monolithic Power Systems, Inc.(b)	1,915
215	MSCI, Inc., Class A(b)	7,607
59	MTS Systems Corp.	2,897
342	NCR Corp.(b)	7,428
112	Netscout Systems, Inc.(b)	2,378
114	NetSuite, Inc.(b)	5,438
500	Nuance Communications, Inc.(b)	12,960
106	Omnicell, Inc.(b)	1,581
136	Omnivision Technologies, Inc.(b)	2,226
827	ON Semiconductor Corp.(b)	7,501
41	OPNET Technologies, Inc.	1,170
244	Parametric Technology Corp.(b)	6,515
46	Pegasystems, Inc.	1,292
459	PMC - Sierra, Inc.(b)	3,153
57	Power Integrations, Inc.	2,126
130	Progress Software Corp.(b)	3,015
92	Qlik Technologies, Inc.(b)	2,785
175	QLogic Corp.(b)	3,008
82	Quality Systems, Inc.	3,515
639	Quantum Corp.(b)	1,681
152	Quest Software, Inc.(b)	3,043
153	Rambus, Inc.(b)	1,083
80	Realpage, Inc.(b)	1,586
300	Riverbed Technology, Inc.(b)	8,541
249	Rovi Corp.(b)	8,834
149	Semtech Corp.(b)	4,278
213	Sigma Designs, Inc.(b)	1,225
128	Silicon Graphics International(a) (b)	1,240
372	Silicon Image, Inc.(b)	1,923
88	Silicon Laboratories, Inc.(b)	3,942
413	Skyworks Solutions, Inc.(b)	11,139
173	SolarWinds, Inc.(b)	6,446
145	Solera Holdings, Inc.	6,960
84	Standard Microsystems Corp.(b)	2,149
181	STEC, Inc.(b)	1,754
56	Stratasys, Inc.(b)	2,063
179	Super Micro Computer, Inc.(b)	2,961
91	SYKES Enterprises, Inc.(b)	1,254
80	Synaptics, Inc.(b)	2,940
84	Synchronoss Technologies, Inc.(b)	2,811
46	SYNNEX Corp.(b)	1,897
311	Synopsys, Inc.(b)	9,476
65	Syntel, Inc.	3,328
244	Take-Two Interactive Software, Inc.(b)	3,770
113	Taleo Corp., Class A(b)	5,178
142	Tessera Technologies, Inc.	2,386
339	TriQuint Semiconductor, Inc.(b)	2,183
92	Tyler Technologies, Inc.(b)	3,475
57	Ultimate Software Group, Inc.(b)	3,980
71	Unisys Corp.(b)	1,326
90	Veeco Instruments, Inc.(a) (b)	2,434
195	VeriFone Systems, Inc.(b)	9,338
114	VMware, Inc., Class A(b)	11,273
84	Volterra Semiconductor Corp.(b)	2,581
		546,858

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Utilities - 4.0%
106	ALLETE, Inc.	$4,408
200	Alliant Energy Corp.	8,528
84	American States Water Co.	3,096
370	American Water Works Co., Inc.	12,684
320	Aqua America, Inc.	7,107
173	Atmos Energy Corp.	5,316
156	Avista Corp.	3,853
107	Black Hills Corp.	3,514
162	California Water Service Group	3,112
1,058	Calpine Corp.(b)	16,198
62	CH Energy Group, Inc.	4,134
80	Chesapeake Utilities Corp.	3,286
149	Cleco Corp.	5,734
159	Dynegy, Inc.(b)	207
147	El Paso Electric Co.	4,811
151	Empire District Electric Co.(a)	3,012
119	EnerNOC, Inc.(b)	937
2,019	GenOn Energy, Inc.(b)	4,967
307	Great Plains Energy, Inc.	6,072
235	Hawaiian Electric Industries, Inc.	5,887
120	IDACORP, Inc.	4,858
90	ITC Holdings Corp.	6,793
81	Laclede Group, Inc.	3,328
373	MDU Resources Group, Inc.	8,094
88	MGE Energy, Inc.	3,860
172	National Fuel Gas Co.	8,657
102	New Jersey Resources Corp.	4,762
78	Northwest Natural Gas Co.	3,570
127	NorthWestern Corp.	4,411
196	NSTAR	9,192
462	NV Energy, Inc.	7,244
153	OGE Energy Corp.	8,029
101	Otter Tail Corp.	2,145
62	PICO Holdings, Inc.(b)	1,371
168	Piedmont Natural Gas Co., Inc.	5,443
245	PNM Resources, Inc.	4,405
215	Portland General Electric Co.	5,298
301	Questar Corp.	5,785
86	South Jersey Industries, Inc.	4,472
261	Southern Union Co.	11,468
126	Southwest Gas Corp.	5,374
181	UGI Corp.	5,113
107	UIL Holdings Corp.	3,772
97	Unisource Energy Corp.	3,569
202	Vectren Corp.	5,902
250	Westar Energy, Inc.	6,880
107	WGL Holdings, Inc.	4,369
		255,027

	Total Common Stocks - 99.6%
	(Cost $5,066,637)	6,277,921

	Rights - 0.0%*
41	Rouse Properties, Inc., REIT 03/20/2012 (b) (e)	—
	(Cost $0)

	Warrants - 0.0%*
22	Magnum Hunter Resources Corp., 08/29/13 (b) (e)	27
	(Cost $0)

	Total Long-Term Investments - 99.6%
	(Cost $5,066,637)	6,277,948

	Investments of Collateral for
	Securities Loaned - 5.2%
327,050	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	327,050
	(Cost $327,050)

	Total Investments - 104.8%
	(Cost $5,393,687)	6,604,998
	Liabilities in excess of Other Assets - (4.8%)	(301,975)
	Net Assets - 100.0%	$6,303,023

*	Less than 0.1%

ADR - American Depositary Receipt

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)	Security, or portion thereof, was on loan at February 29, 2012.

(b)	Non-income producing security.

(c)	At February 29, 2012, the total market value of the Fund’s securities on loan was $318,182 and the total market value of the collateral held by the Fund was $327,050.

(d)	Interest rate shown reflects yield as of February 29, 2012.

(e)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $27 which represents less than 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 3.5%
74	Air Products & Chemicals, Inc.	$6,678
32	Airgas, Inc.	2,635
34	Albemarle Corp.	2,262
403	Alcoa, Inc.	4,098
46	Allegheny Technologies, Inc.	2,018
66	Allied Nevada Gold Corp.(a)	2,271
30	Ashland, Inc.	1,907
32	Cabot Corp.	1,296
28	Carpenter Technology Corp.	1,436
56	Celanese Corp., Series A	2,664
28	CF Industries Holdings, Inc.	5,208
144	Chemtura Corp.(a)	2,235
54	Cliffs Natural Resources, Inc.	3,428
54	Coeur d’Alene Mines Corp.(a)	1,536
68	Commercial Metals Co.	904
16	Compass Minerals International, Inc.	1,153
22	Cytec Industries, Inc.	1,308
18	Domtar Corp.	1,726
501	Dow Chemical Co.	16,788
56	Eastman Chemical Co.	3,031
104	Ecolab, Inc.	6,240
359	EI du Pont de Nemours & Co.	18,255
30	FMC Corp.	2,969
389	Freeport-McMoRan Copper & Gold, Inc.	16,556
150	Hecla Mining Co.	762
92	Huntsman Corp.	1,257
34	International Flavors & Fragrances, Inc.	1,939
170	International Paper Co.	5,975
30	Intrepid Potash, Inc.(a)	759
54	MeadWestvaco Corp.	1,635
42	Molycorp, Inc.(a) (b)	1,037
237	Monsanto Co.	18,339
72	Mosaic Co.	4,158
8	NewMarket Corp.	1,459
187	Newmont Mining Corp.	11,108
124	Nucor Corp.	5,398
48	Olin Corp.	1,009
62	PPG Industries, Inc.	5,657
120	Praxair, Inc.	13,080
34	Reliance Steel & Aluminum Co.	1,826
28	Rockwood Holdings, Inc.(a)	1,491
26	Royal Gold, Inc.	1,806
60	RPM International, Inc.	1,432
30	Sensient Technologies Corp.	1,110
44	Sherwin-Williams Co.	4,539
42	Sigma-Aldrich Corp.	3,015
64	Solutia, Inc.	1,799
56	Southern Copper Corp.	1,801
112	Steel Dynamics, Inc.	1,659
105	Stillwater Mining Co.(a)	1,491
62	Titanium Metals Corp.	909
66	United States Steel Corp.(b)	1,797
44	Valspar Corp.	2,039
50	Vulcan Materials Co.	2,228
30	WR Grace & Co.(a)	1,709
		212,825

	Communications - 9.6%
20	AboveNet, Inc.(a)	1,391
28	Acme Packet, Inc.(a) (b)	853
46	ADTRAN, Inc.	1,622
138	Amazon.com, Inc.(a)	24,797
26	AMC Networks, Inc., Class A(a)	1,180
60	AOL, Inc.(a)	1,078
94	Arris Group, Inc.(a)	1,071
85	Aruba Networks, Inc.(a)	1,835
2,510	AT&T, Inc.	76,781
104	Cablevision Systems Corp., Class A	1,480
287	CBS Corp., Class B	8,581
220	CenturyLink, Inc.	8,855
64	Ciena Corp.(a)	955
2,360	Cisco Systems, Inc.	46,917
781	Comcast Corp., Class A	22,946
571	Corning, Inc.	7,446
124	Crown Castle International Corp.(a)	6,424
34	Digital River, Inc.(a)	600
40	DigitalGlobe, Inc.(a)	615
262	DIRECTV, Class A(a)	12,136
50	Discovery Communications, Inc., Class A(a)	2,333
90	DISH Network Corp., Class A	2,625
387	eBay, Inc.(a)	13,831
14	Equinix, Inc.(a)	1,963
50	Expedia, Inc.	1,703
38	F5 Networks, Inc.(a)	4,748
26	FactSet Research Systems, Inc.	2,272
70	Finisar Corp.(a)	1,420
485	Frontier Communications Corp.(b)	2,226
102	Gannett Co., Inc.	1,514
104	Google, Inc., Class A(a)	64,298

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK  Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Communications continued
58	Harris Corp.	$2,531
56	IAC/InterActiveCorp	2,554
40	InterDigital, Inc.	1,514
176	Interpublic Group of Cos., Inc.	2,063
32	IPG Photonics Corp.(a)	1,684
134	JDS Uniphase Corp.(a)	1,747
28	John Wiley & Sons, Inc., Class A	1,271
205	Juniper Networks, Inc.(a)	4,666
32	Lamar Advertising Co., Class A(a)	1,046
62	Leap Wireless International, Inc.(a)	647
60	Level 3 Communications, Inc.(a)	1,459
60	Liberty Global, Inc., Class A(a)	3,011
241	Liberty Media Corp. - Interactive, Class A(a)	4,521
62	Liberty Media Corp. - Liberty Capital, Class A(a)	5,573
138	McGraw-Hill Cos., Inc.	6,423
24	Meredith Corp.(b)	790
195	MetroPCS Communications, Inc.(a)	2,008
114	Motorola Mobility Holdings, Inc.(a)	4,526
132	Motorola Solutions, Inc.	6,574
22	NetFlix, Inc.(a)	2,436
46	NeuStar, Inc., Class A(a)	1,612
80	New York Times Co., Class A(a)	527
647	News Corp., Class A	12,856
72	NII Holdings, Inc.(a)	1,287
144	Omnicom Group, Inc.	7,119
16	OpenTable, Inc.(a)	776
30	Plantronics, Inc.	1,119
104	Polycom, Inc.(a)	2,148
18	priceline.com, Inc.(a)	11,286
42	Rackspace Hosting, Inc.(a)	2,194
172	RF Micro Devices, Inc.(a)	820
56	SBA Communications Corp., Class A(a)	2,628
52	Scripps Networks Interactive, Inc., Class A	2,350
1,839	Sirius XM Radio, Inc.(a)	4,156
996	Sprint Nextel Corp.(a)	2,460
341	Symantec Corp.(a)	6,083
47	Telephone & Data Systems, Inc.	1,188
229	Tellabs, Inc.	907
108	TIBCO Software, Inc.(a)	3,129
128	Time Warner Cable, Inc.	10,156
427	Time Warner, Inc.	15,889
68	tw telecom, Inc.(a)	1,469
80	VeriSign, Inc.	2,956
1,236	Verizon Communications, Inc.	47,104
225	Viacom, Inc., Class B	10,714
32	Viasat, Inc.(a)	1,476
92	Virgin Media, Inc.	2,318
77	VirnetX Holding Corp.(a) (b)	1,662
647	Walt Disney Co.	27,168
2	Washington Post Co., Class B(b)	788
28	WebMD Health Corp.(a)	696
223	Windstream Corp.	2,694
465	Yahoo!, Inc.(a)	6,896
		580,171

	Consumer, Cyclical - 10.1%
40	Abercrombie & Fitch Co., Class A	1,832
12	Advance Auto Parts, Inc.	1,024
54	Aeropostale, Inc.(a)	970
24	Alaska Air Group, Inc.(a)	1,646
112	American Eagle Outfitters, Inc.	1,628
50	ANN, Inc.(a)	1,195
56	Arrow Electronics, Inc.(a)	2,248
36	Ascena Retail Group, Inc.(a)	1,390
40	Autoliv, Inc.	2,664
92	AutoNation, Inc.(a)	3,135
16	AutoZone, Inc.(a)	5,992
30	Bally Technologies, Inc.(a)	1,288
88	Bed Bath & Beyond, Inc.(a)	5,257
154	Best Buy Co., Inc.	3,804
38	Big Lots, Inc.(a)	1,666
44	BorgWarner, Inc.(a)	3,645
56	Brinker International, Inc.	1,545
62	Brunswick Corp.	1,482
30	Buckle, Inc.(b)	1,348
70	CarMax, Inc.(a)	2,148
128	Carnival Corp. (Panama)	3,877
34	Carter’s, Inc.(a)	1,651
38	Casey’s General Stores, Inc.	1,947
22	Cash America International, Inc.	1,020
36	Cheesecake Factory, Inc.(a)	1,067
92	Chico’s FAS, Inc.	1,381
16	Chipotle Mexican Grill, Inc.(a)	6,244
22	Choice Hotels International, Inc.	827
74	Cintas Corp.	2,853
134	Coach, Inc.	10,029
40	Collective Brands, Inc.(a)	721
52	Cooper Tire & Rubber Co.	863
40	Copart, Inc.(a)	1,991
128	Costco Wholesale Corp.	11,016
577	CVS Caremark Corp.	26,023

See notes to financial statements.
64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
76	Dana Holding Corp.	$1,216
64	Darden Restaurants, Inc.	3,263
30	Deckers Outdoor Corp.(a)	2,243
491	Delta Air Lines, Inc.(a)	4,817
48	Dick’s Sporting Goods, Inc.	2,148
44	Dillard’s, Inc., Class A	2,690
30	Dolby Laboratories, Inc., Class A(a)	1,142
56	Dollar Tree, Inc.(a)	4,957
62	Domino’s Pizza, Inc.(a)	2,385
134	DR Horton, Inc.	1,922
26	DreamWorks Animation SKG, Inc., Class A(a) (b)	449
42	Ezcorp, Inc., Class A(a)	1,323
68	Family Dollar Stores, Inc.	3,671
120	Fastenal Co.	6,322
58	Federal-Mogul Corp.(a)	998
92	Foot Locker, Inc.	2,684
1,466	Ford Motor Co.	18,149
28	Fossil, Inc.(a)	3,415
98	GameStop Corp., Class A(b)	2,232
205	Gap, Inc.	4,789
302	General Motors Co.(a)	7,858
72	Genuine Parts Co.	4,513
110	Goodyear Tire & Rubber Co.(a)	1,415
34	Guess?, Inc.	1,178
40	Hanesbrands, Inc.(a)	1,149
84	Harley-Davidson, Inc.	3,913
26	Harman International Industries, Inc.	1,277
60	Hasbro, Inc.	2,119
469	Home Depot, Inc.	22,310
28	Hyatt Hotels Corp., Class A(a)	1,159
66	Iconix Brand Group, Inc.(a)	1,199
90	Ingram Micro, Inc., Class A(a)	1,722
140	International Game Technology	2,103
40	Jack in the Box, Inc.(a)	954
102	JC Penney Co., Inc.	4,039
187	JetBlue Airways Corp.(a)	954
274	Johnson Controls, Inc.	8,941
48	Jones Group, Inc.	473
88	Kohl’s Corp.	4,372
201	Las Vegas Sands Corp.	11,178
48	Lear Corp.	2,170
74	Lennar Corp., Class A	1,730
114	Limited Brands, Inc.	5,304
78	LKQ Corp.(a)	2,485
467	Lowe’s Cos., Inc.	13,253
179	Macy’s, Inc.	6,797
38	Madison Square Garden Co., Class A(a)	1,210
142	Marriott International, Inc., Class A	5,010
14	Marriott Vacations Worldwide Corp.(a)	349
140	Mattel, Inc.	4,542
407	McDonald’s Corp.	40,407
30	MDC Holdings, Inc.	737
82	Meritor, Inc.(a)	608
136	MGM Resorts International(a)	1,873
28	Mohawk Industries, Inc.(a)	1,778
28	MSC Industrial Direct Co., Inc., Class A	2,223
36	Navistar International Corp.(a)	1,504
114	Newell Rubbermaid, Inc.	2,086
134	NIKE, Inc., Class B	14,461
92	Nordstrom, Inc.	4,933
36	Nu Skin Enterprises, Inc., Class A	2,079
2	NVR, Inc.(a)	1,384
64	O’Reilly Automotive, Inc.(a)	5,536
62	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	613
42	Oshkosh Corp.(a)	979
38	Owens & Minor, Inc.	1,138
152	PACCAR, Inc.	6,994
14	Panera Bread Co., Class A(a)	2,164
44	Penn National Gaming, Inc.(a)	1,872
64	PetSmart, Inc.	3,567
18	PF Chang’s China Bistro, Inc.	690
40	Polaris Industries, Inc.	2,642
81	Pulte Group, Inc.(a)	714
28	PVH Corp.	2,380
66	RadioShack Corp.(b)	468
20	Ralph Lauren Corp.	3,475
52	Regal Entertainment Group, Class A(b)	719
986	Rite Aid Corp.(a)	1,518
96	Ross Stores, Inc.	5,120
60	Royal Caribbean Cruises Ltd. (Liberia)	1,709
118	Saks, Inc.(a) (b)	1,375
54	Scientific Games Corp., Class A(a)	568
40	Sears Holdings Corp.(a) (b)	2,786
36	Signet Jewelers Ltd. (Bermuda)	1,688
237	Southwest Airlines Co.	2,128
213	Staples, Inc.	3,123
239	Starbucks Corp.	11,606
62	Starwood Hotels & Resorts Worldwide, Inc.	3,342
251	Target Corp.	14,229
34	Tempur-Pedic International, Inc.(a)	2,686

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
34	Tenneco, Inc.(a)	$1,309
24	Thor Industries, Inc.	782
60	Tiffany & Co.	3,901
66	TiVo, Inc.(a)	743
328	TJX Cos., Inc.	12,008
80	Toll Brothers, Inc.(a)	1,877
22	Toro Co.	1,490
44	Tractor Supply Co.	3,761
48	TRW Automotive Holdings Corp.(a)	2,196
44	Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,663
154	United Continental Holdings, Inc.(a)	3,180
28	United Stationers, Inc.	813
60	Urban Outfitters, Inc.(a)	1,703
104	US Airways Group, Inc.(a)	771
36	VF Corp.	5,258
44	Visteon Corp.(a)	2,364
32	WABCO Holdings, Inc.(a)	1,904
403	Walgreen Co.	13,363
685	Wal-Mart Stores, Inc.	40,470
28	Warnaco Group, Inc.(a)	1,644
18	Watsco, Inc.	1,285
281	Wendy’s Co.	1,425
34	WESCO International, Inc.(a)	2,138
22	Whirlpool Corp.	1,663
48	Williams-Sonoma, Inc.	1,853
32	Wolverine World Wide, Inc.	1,220
38	World Fuel Services Corp.	1,583
28	WW Grainger, Inc.	5,816
60	Wyndham Worldwide Corp.	2,639
30	Wynn Resorts Ltd.	3,556
181	Yum! Brands, Inc.	11,989
		612,177

	Consumer, Non-cyclical - 20.8%
56	Aaron’s, Inc.	1,565
643	Abbott Laboratories	36,400
62	Acacia Research Corp.(a)	2,449
30	Acorda Therapeutics, Inc.(a)	785
160	Aetna, Inc.	7,482
38	Alere, Inc.(a)	966
76	Alexion Pharmaceuticals, Inc.(a)	6,363
46	Align Technology, Inc.(a)	1,178
122	Allergan, Inc.	10,930
30	Alliance Data Systems Corp.(a)	3,641
759	Altria Group, Inc.	22,846
34	AMERIGROUP Corp.(a)	2,310
110	AmerisourceBergen Corp.	4,109
363	Amgen, Inc.	24,666
68	Amylin Pharmaceuticals, Inc.(a) (b)	1,162
68	Apollo Group, Inc., Class A(a)	2,900
259	Archer-Daniels-Midland Co.	8,081
130	Ariad Pharmaceuticals, Inc.(a)	1,864
191	Automatic Data Processing, Inc.	10,375
30	Auxilium Pharmaceuticals, Inc.(a)	593
46	Avery Dennison Corp.	1,403
125	Avis Budget Group, Inc.(a)	1,613
118	Avon Products, Inc.	2,205
210	Baxter International, Inc.	12,207
68	Beam, Inc.	3,745
92	Becton Dickinson and Co.	7,012
82	Biogen Idec, Inc.(a)	9,551
60	BioMarin Pharmaceutical, Inc.(a)	2,145
14	Bio-Rad Laboratories, Inc., Class A(a)	1,427
613	Boston Scientific Corp.(a)	3,813
40	Brink’s Co.	1,010
661	Bristol-Myers Squibb Co.	21,264
60	Brookdale Senior Living, Inc.(a)	1,118
42	Brown-Forman Corp., Class B	3,429
72	Bruker Corp.(a)	1,154
80	Bunge Ltd. (Bermuda)	5,386
70	Cadiz, Inc.(a)	743
92	Campbell Soup Co.	3,065
130	Cardinal Health, Inc.	5,402
24	Cardtronics, Inc.(a)	638
46	Career Education Corp.(a)	397
92	CareFusion Corp.(a)	2,375
24	Catalyst Health Solutions, Inc.(a)	1,488
199	Celgene Corp.(a)	14,592
38	Charles River Laboratories International, Inc.(a)	1,335
16	Chemed Corp.	989
72	Church & Dwight Co., Inc.	3,437
108	CIGNA Corp.	4,764
62	Clorox Co.	4,192
815	Coca-Cola Co.	56,936
154	Coca-Cola Enterprises, Inc.	4,451
194	Colgate-Palmolive Co.	18,077
44	Community Health Systems, Inc.(a)	1,111
185	ConAgra Foods, Inc.	4,856
102	Constellation Brands, Inc., Class A(a)	2,228
84	Convergys Corp.(a)	1,082
24	Cooper Cos., Inc.	1,908

See notes to financial statements.
66| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
36	CoreLogic, Inc.(a)	$554
42	Corn Products International, Inc.	2,409
64	Corrections Corp. of America(a)	1,604
30	Covance, Inc.(a)	1,432
66	Coventry Health Care, Inc.(a)	2,158
38	CR Bard, Inc.	3,558
48	Cubist Pharmaceuticals, Inc.(a)	2,057
42	DaVita, Inc.(a)	3,635
112	Dean Foods Co.(a)	1,373
68	DENTSPLY International, Inc.	2,630
30	DeVry, Inc.	1,066
106	Dr Pepper Snapple Group, Inc.	4,033
40	Edwards Lifesciences Corp.(a)	2,925
399	Eli Lilly & Co.	15,657
64	Endo Pharmaceuticals Holdings, Inc.(a)	2,372
52	Equifax, Inc.	2,186
88	Estee Lauder Cos., Inc., Class A	5,152
193	Express Scripts, Inc.(a)	10,293
90	Flowers Foods, Inc.	1,723
106	Forest Laboratories, Inc.(a)	3,447
34	FTI Consulting, Inc.(a)	1,362
50	Gartner, Inc.(a)	2,013
237	General Mills, Inc.	9,079
74	Genpact Ltd. (Bermuda)(a)	1,185
30	Gen-Probe, Inc.(a)	2,048
329	Gilead Sciences, Inc.(a)	14,970
36	Global Payments, Inc.	1,858
3,864	Great Atlantic & Pacific Tea Co., Inc.(a)	90
60	Green Mountain Coffee Roasters, Inc.(a)	3,898
134	H&R Block, Inc.	2,184
20	Haemonetics Corp.(a)	1,341
62	HCA Holdings, Inc.	1,654
130	Health Management Associates, Inc., Class A(a)	959
52	Health Net, Inc.(a)	1,962
60	HealthSouth Corp.(a)	1,222
36	Henry Schein, Inc.(a)	2,665
64	Herbalife Ltd. (Cayman Islands)	4,237
98	Hershey Co.	5,949
88	Hertz Global Holdings, Inc.(a)	1,258
36	Hill-Rom Holdings, Inc.	1,223
116	HJ Heinz Co.	6,114
60	HMS Holdings Corp.(a)	1,933
116	Hologic, Inc.(a)	2,405
80	Hormel Foods Corp.	2,278
54	Hospira, Inc.(a)	1,923
33	Human Genome Sciences, Inc.(a) (b)	260
62	Humana, Inc.	5,400
22	IDEXX Laboratories, Inc.(a)	1,886
58	Illumina, Inc.(a) (b)	2,973
78	Incyte Corp. Ltd.(a) (b)	1,323
24	InterMune, Inc.(a)	322
12	Intuitive Surgical, Inc.(a)	6,139
76	Iron Mountain, Inc.	2,360
20	ITT Educational Services, Inc.(a) (b)	1,373
38	Jarden Corp.	1,340
54	JM Smucker Co.	4,067
1,108	Johnson & Johnson	72,109
96	Kellogg Co.	5,026
168	Kimberly-Clark Corp.	12,244
607	Kraft Foods, Inc., Class A	23,108
271	Kroger Co.	6,447
42	Laboratory Corp. of America Holdings(a)	3,775
18	Lancaster Colony Corp.	1,173
22	Lender Processing Services, Inc.	485
76	Life Technologies Corp.(a)	3,596
30	LifePoint Hospitals, Inc.(a)	1,169
44	Lincare Holdings, Inc.	1,182
66	Live Nation Entertainment, Inc.(a)	615
50	Lorillard, Inc.	6,554
24	Magellan Health Services, Inc.(a)	1,134
34	Manpower, Inc.	1,464
38	Masimo Corp.(a)	828
40	Mastercard, Inc., Class A	16,800
26	Matthews International Corp., Class A	807
62	McCormick & Co., Inc.	3,128
102	McKesson Corp.	8,518
88	Mead Johnson Nutrition Co.	6,842
158	Medco Health Solutions, Inc.(a)	10,679
40	Medicis Pharmaceutical Corp., Class A	1,398
46	Medivation, Inc.(a)	3,013
26	Mednax, Inc.(a)	1,934
409	Medtronic, Inc.	15,591
1,216	Merck & Co., Inc.	46,415
58	Molson Coors Brewing Co., Class B	2,549
77	MoneyGram International, Inc.(a)	1,380
88	Monster Beverage Corp.(a)	5,033
70	Monster Worldwide, Inc.(a)	486
76	Moody’s Corp.	2,934
28	Morningstar, Inc.	1,676
140	Mylan, Inc.(a)	3,282

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
56	Myriad Genetics, Inc.(a)	$1,355
24	NuVasive, Inc.(a)	377
68	Omnicare, Inc.	2,392
40	Onyx Pharmaceuticals, Inc.(a)	1,533
38	Parexel International Corp.(a)	930
48	Patterson Cos., Inc.	1,532
148	Paychex, Inc.	4,632
637	PepsiCo, Inc.	40,093
36	Perrigo Co.	3,710
3,296	Pfizer, Inc.	69,546
44	PHH Corp.(a)	599
693	Philip Morris International, Inc.	57,879
15	Post Holdings, Inc.(a)	467
1,142	Procter & Gamble Co.	77,108
40	PSS World Medical, Inc.(a)	969
114	Quanta Services, Inc.(a)	2,383
58	Quest Diagnostics, Inc.	3,367
38	Questcor Pharmaceuticals, Inc.(a)	1,478
30	Ralcorp Holdings, Inc.(a)	2,238
38	Regeneron Pharmaceuticals, Inc.(a)	3,982
46	Rent-A-Center, Inc.	1,629
68	ResMed, Inc.(a)	1,992
212	Reynolds American, Inc.	8,889
60	Robert Half International, Inc.	1,706
92	Rollins, Inc.	1,864
98	RR Donnelley & Sons Co.(b)	1,354
36	Ruddick Corp.	1,475
174	Safeway, Inc.(b)	3,732
185	SAIC, Inc.(a)	2,261
30	Salix Pharmaceuticals Ltd.(a)	1,480
295	Sara Lee Corp.	5,974
32	Scotts Miracle-Gro Co., Class A	1,499
105	Seattle Genetics, Inc.(a) (b)	1,938
112	Service Corp. International	1,270
20	Sirona Dental Systems, Inc.(a)	998
70	Smithfield Foods, Inc.(a)	1,640
46	Snyders-Lance, Inc.	1,033
34	Sotheby’s	1,338
134	St Jude Medical, Inc.	5,644
473	Star Scientific, Inc.(a) (b)	1,774
34	STERIS Corp.	1,067
3	Strayer Education, Inc.(b)	309
106	Stryker Corp.	5,686
112	SUPERVALU, Inc.(b)	731
247	Sysco Corp.	7,267
24	Techne Corp.	1,718
24	Teleflex, Inc.	1,422
225	Tenet Healthcare Corp.(a)	1,271
68	Theravance, Inc.(a)	1,272
36	Thoratec Corp.(a)	1,242
100	Total System Services, Inc.	2,188
50	Towers Watson & Co., Class A	3,197
22	TreeHouse Foods, Inc.(a)	1,267
28	Tupperware Brands Corp.	1,755
130	Tyson Foods, Inc., Class A	2,458
26	United Therapeutics Corp.(a)	1,241
459	UnitedHealth Group, Inc.	25,589
54	Universal American Corp.	612
18	Universal Corp.	827
40	Universal Health Services, Inc., Class B	1,784
28	Valassis Communications, Inc.(a) (b)	699
50	Varian Medical Systems, Inc.(a)	3,263
44	VCA Antech, Inc.(a)	968
38	Verisk Analytics, Inc., Class A(a)	1,653
78	Vertex Pharmaceuticals, Inc.(a)	3,036
62	Viropharma, Inc.(a)	1,988
174	Visa, Inc., Class A	20,248
48	Watson Pharmaceuticals, Inc.(a)	2,799
44	Weight Watchers International, Inc.(b)	3,431
34	WellCare Health Plans, Inc.(a)	2,307
140	WellPoint, Inc.	9,188
24	West Pharmaceutical Services, Inc.	998
285	Western Union Co.	4,979
76	Whole Foods Market, Inc.	6,136
90	Zimmer Holdings, Inc.	5,468
		1,266,228

	Diversified - 0.1%
100	Leucadia National Corp.	2,849

	Energy - 11.5%
86	Alpha Natural Resources, Inc.(a)	1,596
203	Anadarko Petroleum Corp.	17,076
152	Apache Corp.	16,405
78	Arch Coal, Inc.	1,058
66	ATP Oil & Gas Corp.(a) (b)	528
30	Atwood Oceanics, Inc.(a)	1,427
174	Baker Hughes, Inc.	8,749
28	Berry Petroleum Co., Class A	1,511
30	Bill Barrett Corp.(a)	877
92	Cabot Oil & Gas Corp.	3,209
104	Cameron International Corp.(a)	5,794

See notes to financial statements.
68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Energy continued
14	CARBO Ceramics, Inc.(b)	$1,283
40	Carrizo Oil & Gas, Inc.(a)	1,127
253	Chesapeake Energy Corp.	6,325
829	Chevron Corp.	90,460
38	Cimarex Energy Co.	3,065
32	Comstock Resources, Inc.(a)	513
30	Concho Resources, Inc.(a)	3,205
549	ConocoPhillips	42,026
90	Consol Energy, Inc.	3,224
26	Continental Resources, Inc.(a) (b)	2,358
197	Denbury Resources, Inc.(a)	3,922
158	Devon Energy Corp.	11,583
24	Diamond Offshore Drilling, Inc.	1,643
42	Dresser-Rand Group, Inc.(a)	2,206
16	Dril-Quip, Inc.(a)	1,120
335	El Paso Corp.	9,316
34	Energen Corp.	1,810
52	Energy XXI Bermuda Ltd. (Bermuda)(a)	1,946
90	EOG Resources, Inc.	10,247
74	EQT Corp.	3,923
94	EXCO Resources, Inc.(b)	670
50	Exterran Holdings, Inc.(a)	720
2,057	Exxon Mobil Corp.	177,931
84	FMC Technologies, Inc.(a)	4,236
52	Forest Oil Corp.(a)	672
385	Halliburton Co.	14,087
70	Helix Energy Solutions Group, Inc.(a)	1,347
42	Helmerich & Payne, Inc.	2,575
116	Hess Corp.	7,531
150	HollyFrontier Corp.	4,895
80	Key Energy Services, Inc.(a)	1,365
276	Kinder Morgan, Inc.(b)	9,726
204	Kodiak Oil & Gas Corp. (Canada)(a)	1,977
24	Lufkin Industries, Inc.	1,911
285	Marathon Oil Corp.	9,659
142	Marathon Petroleum Corp.	5,900
52	McMoRan Exploration Co.(a)	728
80	Murphy Oil Corp.	5,115
108	Nabors Industries Ltd. (Bermuda)(a)	2,352
183	National Oilwell Varco, Inc.	15,103
46	Newfield Exploration Co.(a)	1,656
54	Noble Energy, Inc.	5,273
345	Occidental Petroleum Corp.	36,008
56	Oceaneering International, Inc.	3,039
26	Oil States International, Inc.(a)	2,112
30	ONEOK, Inc.	2,479
42	Patriot Coal Corp.(a)	304
90	Patterson-UTI Energy, Inc.	1,748
118	Peabody Energy Corp.	4,116
52	Pioneer Natural Resources Co.	5,701
64	Plains Exploration & Production Co.(a)	2,820
72	QEP Resources, Inc.	2,458
84	Quicksilver Resources, Inc.(a)	465
90	Range Resources Corp.	5,731
42	Rosetta Resources, Inc.(a)	2,144
56	Rowan Cos., Inc.(a)	2,065
265	SandRidge Energy, Inc.(a)	2,298
567	Schlumberger Ltd. (Curacao)	44,005
16	SEACOR Holdings, Inc.(a)	1,582
36	SM Energy Co.	2,834
144	Southwestern Energy Co.(a)	4,761
219	Spectra Energy Corp.	6,872
35	SunCoke Energy, Inc.(a)	502
66	Sunoco, Inc.	2,550
102	Superior Energy Services, Inc.(a)	2,993
32	Swift Energy Co.(a)	961
80	Tesoro Corp.(a)	2,122
84	Ultra Petroleum Corp. (Canada)(a)	2,097
24	Unit Corp.(a)	1,142
265	Valero Energy Corp.	6,490
24	Walter Energy, Inc.	1,556
44	Whiting Petroleum Corp.(a)	2,580
247	Williams Cos., Inc.	7,380
82	WPX Energy, Inc.(a)	1,489
		700,365

	Financial - 15.6%
22	Affiliated Managers Group, Inc.(a)	2,341
190	Aflac, Inc.	8,978
26	Alexandria Real Estate Equities, Inc., REIT	1,864
4	Alleghany Corp.(a) (b)	1,299
24	Allied World Assurance Co. Holdings AG (Switzerland)	1,583
227	Allstate Corp.	7,135
42	Alterra Capital Holdings Ltd. (Bermuda)	964
68	American Campus Communities, Inc., REIT	2,798
211	American Capital Ltd.(a)	1,880
415	American Express Co.	21,949
48	American Financial Group, Inc.	1,798
192	American International Group, Inc.(a)	5,610
14	American National Insurance Co.	1,009
164	American Tower Corp., REIT	10,263

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
92	Ameriprise Financial, Inc.	$5,130
303	Annaly Capital Management, Inc., REIT	5,036
110	AON Corp.	5,149
68	Apartment Investment & Management Co., Class A, REIT	1,689
84	Apollo Investment Corp.	590
66	Arch Capital Group Ltd. (Bermuda)(a)	2,445
44	Arthur J Gallagher & Co.	1,501
60	Artio Global Investors, Inc.	287
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,220
96	Associated Banc-Corp.	1,271
56	Assurant, Inc.	2,378
54	Assured Guaranty Ltd. (Bermuda)	907
70	Astoria Financial Corp.	615
26	AvalonBay Communities, Inc., REIT	3,371
58	Axis Capital Holdings Ltd. (Bermuda)	1,789
122	BancorpSouth, Inc.	1,444
4,349	Bank of America Corp.	34,662
26	Bank of Hawaii Corp.	1,196
35	Bank of Montreal (Canada)	2,051
463	Bank of New York Mellon Corp.	10,237
299	BB&T Corp.	8,746
717	Berkshire Hathaway, Inc., Class B(a)	56,249
68	BioMed Realty Trust, Inc., REIT	1,253
46	BlackRock, Inc.	9,154
16	BOK Financial Corp.	859
52	Boston Properties, Inc., REIT	5,281
88	Brandywine Realty Trust, REIT	951
30	BRE Properties, Inc., REIT	1,453
94	Brookfield Office Properties, Inc. (Canada)(b)	1,640
72	Brown & Brown, Inc.	1,701
32	Camden Property Trust, REIT	1,984
187	Capital One Financial Corp.	9,462
179	CapitalSource, Inc.	1,208
86	CBL & Associates Properties, Inc., REIT	1,516
164	CBRE Group, Inc., Class A(a)	3,006
189	Cedar Shopping Centers, Inc., REIT	900
483	Charles Schwab Corp.	6,704
331	Chimera Investment Corp., REIT	1,016
124	Chubb Corp.	8,427
78	Cincinnati Financial Corp.	2,743
80	CIT Group, Inc.(a)	3,257
1,206	Citigroup, Inc.	40,184
146	Citizens Republic Bancorp, Inc.(a)	1,999
26	City National Corp.	1,222
28	CME Group, Inc.	8,106
152	CNO Financial Group, Inc.(a)	1,128
64	Colonial Properties Trust, REIT	1,313
64	Comerica, Inc.	1,900
39	Commerce Bancshares, Inc.	1,506
36	CommonWealth, REIT	670
106	Corporate Office Properties Trust, REIT	2,599
142	Cousins Properties, Inc., REIT	1,049
245	CubeSmart, REIT	2,764
30	Cullen/Frost Bankers, Inc.	1,694
181	DCT Industrial Trust, Inc., REIT	1,024
120	DDR Corp., REIT	1,696
88	DiamondRock Hospitality Co., REIT	876
20	Digital Realty Trust, Inc., REIT	1,450
227	Discover Financial Services	6,812
76	Douglas Emmett, Inc., REIT	1,601
132	Duke Realty Corp., REIT	1,832
32	DuPont Fabros Technology, Inc., REIT	733
102	E*Trade Financial Corp.(a)	982
58	East West Bancorp, Inc.	1,283
24	EastGroup Properties, Inc., REIT	1,157
52	Eaton Vance Corp.	1,498
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,077
24	Entertainment Properties Trust, REIT	1,092
16	Equity Lifestyle Properties, Inc., REIT	1,064
90	Equity Residential, REIT	5,120
20	Erie Indemnity Co., Class A	1,522
12	Essex Property Trust, Inc., REIT	1,680
24	Everest Re Group Ltd. (Bermuda)	2,108
70	Extra Space Storage, Inc., REIT	1,846
3,447	Federal National Mortgage Association(a)	1,093
20	Federal Realty Investment Trust, REIT	1,907
60	Federated Investors, Inc., Class B(b)	1,229
385	FelCor Lodging Trust, Inc., REIT(a)	1,478
130	Fidelity National Financial, Inc., Class A	2,244
355	Fifth Third Bancorp	4,832
72	First American Financial Corp.	1,109
505	First California Financial Group, Inc.(a)	2,333
6	First Citizens BancShares, Inc., Class A	1,057
44	First Financial Bancorp	720
27	First Financial Bankshares, Inc.	925
126	First Horizon National Corp.	1,184
130	First Industrial Realty Trust, Inc., REIT(a)	1,537
107	First Niagara Financial Group, Inc.	1,023
52	FirstMerit Corp.	835
671	Flagstar Bancorp, Inc.(a)	484

See notes to financial statements.
70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
92	Forest City Enterprises, Inc., Class A(a)	$1,345
54	Franklin Resources, Inc.	6,366
116	Fulton Financial Corp.	1,137
274	General Growth Properties, Inc., REIT	4,458
185	Genworth Financial, Inc., Class A(a)	1,682
132	Getty Realty Corp., REIT	2,244
220	Glimcher Realty Trust, REIT	2,178
215	Goldman Sachs Group, Inc.	24,755
16	Greenhill & Co., Inc.	703
325	Hampton Roads Bankshares, Inc.(a)	845
56	Hancock Holding Co.	1,901
30	Hanover Insurance Group, Inc.	1,225
191	Hartford Financial Services Group, Inc.	3,956
30	Hatteras Financial Corp., REIT	854
58	HCC Insurance Holdings, Inc.	1,771
126	HCP, Inc., REIT	4,977
44	Health Care REIT, Inc., REIT	2,395
44	Healthcare Realty Trust, Inc., REIT	909
38	Highwoods Properties, Inc., REIT	1,216
22	Home Properties, Inc., REIT	1,268
68	Hospitality Properties Trust, REIT	1,682
454	Host Hotels & Resorts, Inc., REIT	7,164
12	Howard Hughes Corp.(a)	667
221	Hudson City Bancorp, Inc.	1,514
293	Huntington Bancshares, Inc.	1,713
20	Iberiabank Corp.	1,061
30	IntercontinentalExchange, Inc.(a)	4,139
40	International Bancshares Corp.	759
195	Invesco Ltd. (Bermuda)	4,830
140	Invesco Mortgage Capital, Inc., REIT	2,398
140	iStar Financial, Inc., REIT(a) (b)	987
90	Janus Capital Group, Inc.	794
58	Jefferies Group, Inc.	970
46	Jones Lang LaSalle, Inc.	3,745
1,597	JPMorgan Chase & Co.	62,667
34	Kemper Corp.	973
397	KeyCorp	3,216
32	Kilroy Realty Corp., REIT	1,403
181	Kimco Realty Corp., REIT	3,327
66	Knight Capital Group, Inc., Class A(a)	874
40	LaSalle Hotel Properties, REIT	1,067
78	Legg Mason, Inc.	2,136
52	Liberty Property Trust, REIT	1,764
130	Lincoln National Corp.	3,229
110	Loews Corp.	4,305
30	M&T Bank Corp.	2,449
72	Macerich Co., REIT	3,887
42	Mack-Cali Realty Corp., REIT	1,201
4	Markel Corp.(a)	1,632
160	Marsh & McLennan Cos., Inc.	4,992
108	MBIA, Inc.(a) (b)	1,164
341	MetLife, Inc.	13,146
132	MFA Financial, Inc., REIT	964
228	MGIC Investment Corp.(a)	1,028
16	Mid-America Apartment Communities, Inc., REIT	998
649	Morgan Stanley	12,032
54	NASDAQ OMX Group, Inc.(a)	1,422
44	National Retail Properties, Inc., REIT	1,173
177	New York Community Bancorp, Inc.	2,303
100	Northern Trust Corp.	4,441
66	Northwest Bancshares, Inc.	833
124	NYSE Euronext	3,691
78	Old National Bancorp	942
102	Old Republic International Corp.	1,108
42	OMEGA Healthcare Investors, Inc., REIT	856
34	Pacific Capital Bancorp NA(a) (b)	952
30	PartnerRe Ltd. (Bermuda)	1,903
160	People’s United Financial, Inc.	2,014
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,067
56	Plum Creek Timber Co., Inc., REIT	2,193
205	PNC Financial Services Group, Inc.	12,202
435	Popular, Inc. (Puerto Rico)(a)	827
42	Post Properties, Inc., REIT	1,834
28	Potlatch Corp., REIT	863
325	Preferred Apartment Communities, Inc., Class A, REIT	2,516
144	Principal Financial Group, Inc.	3,983
88	PrivateBancorp, Inc.	1,276
20	ProAssurance Corp.	1,755
219	Progressive Corp.	4,691
248	ProLogis, Inc., REIT	8,348
26	Prosperity Bancshares, Inc.	1,137
48	Protective Life Corp.	1,333
201	Prudential Financial, Inc.	12,293
16	PS Business Parks, Inc., REIT	999
40	Public Storage, REIT	5,363
457	Radian Group, Inc.(b)	1,732
82	RAIT Financial Trust, REIT(b)	435
62	Raymond James Financial, Inc.	2,193
45	Rayonier, Inc., REIT	2,003
32	Realty Income Corp., REIT	1,180

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 71

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
60	Redwood Trust, Inc., REIT	$694
50	Regency Centers Corp., REIT	2,140
551	Regions Financial Corp.	3,174
34	Reinsurance Group of America, Inc.	1,961
26	RenaissanceRe Holdings Ltd. (Bermuda)	1,871
147	Resource Capital Corp., REIT	848
96	SEI Investments Co.	1,896
68	Senior Housing Properties Trust, REIT	1,455
26	Signature Bank(a)	1,543
112	Simon Property Group, Inc., REIT	15,174
36	SL Green Realty Corp., REIT	2,738
199	SLM Corp.	3,136
26	Sovran Self Storage, Inc., REIT	1,235
80	St Joe Co.(a) (b)	1,289
30	StanCorp Financial Group, Inc.	1,193
64	Starwood Property Trust, Inc., REIT	1,263
213	State Street Corp.	8,995
60	Sterling Financial Corp.(a)	1,168
30	Stifel Financial Corp.(a)	1,126
322	Strategic Hotels & Resorts, Inc., REIT(a)	2,006
76	Sunstone Hotel Investors, Inc., REIT(a)	682
219	SunTrust Banks, Inc.	5,028
114	Susquehanna Bancshares, Inc.	1,057
22	SVB Financial Group(a)	1,304
695	Synovus Financial Corp.	1,473
106	T Rowe Price Group, Inc.	6,529
40	Tanger Factory Outlet Centers, REIT	1,171
28	Taubman Centers, Inc., REIT	1,934
82	TCF Financial Corp.	884
114	TD Ameritrade Holding Corp.	2,128
54	TFS Financial Corp.(a)	505
54	Torchmark Corp.	2,616
20	Transatlantic Holdings, Inc.	1,212
172	Travelers Cos., Inc.	9,971
38	Trustmark Corp.	896
78	UDR, Inc., REIT	1,952
26	UMB Financial Corp.	1,083
76	Umpqua Holdings Corp.	936
32	United Bankshares, Inc.(b)	937
128	Unum Group	2,950
769	US Bancorp	22,609
48	Validus Holdings Ltd. (Bermuda)	1,464
96	Valley National Bancorp(b)	1,201
105	Ventas, Inc., REIT	5,872
72	Vornado Realty Trust, REIT	5,885
44	Waddell & Reed Financial, Inc., Class A	1,389
58	Washington Federal, Inc.	940
32	Washington Real Estate Investment Trust, REIT	948
40	Webster Financial Corp.	875
72	Weingarten Realty Investors, REIT	1,793
2,149	Wells Fargo & Co.	67,242
20	Westamerica Bancorporation	947
138	Weyerhaeuser Co., REIT	2,883
4	White Mountains Insurance Group Ltd. (Bermuda)	1,985
28	Wintrust Financial Corp.	944
72	WR Berkley Corp.	2,574
70	Zions Bancorporation	1,330
		946,483

	Industrial - 10.9%
259	3M Co.	22,688
58	Actuant Corp., Class A	1,634
26	Acuity Brands, Inc.	1,617
58	AECOM Technology Corp.(a)	1,354
38	Aegion Corp.(a)	669
42	AGCO Corp.(a)	2,168
132	Agilent Technologies, Inc.	5,758
28	Alexander & Baldwin, Inc.	1,299
20	Alliant Techsystems, Inc.	1,200
72	AMETEK, Inc.	3,427
76	Amphenol Corp., Class A	4,253
30	AO Smith Corp.	1,355
32	Aptargroup, Inc.	1,689
18	Atlas Air Worldwide Holdings, Inc.(a)	767
78	Avnet, Inc.(a)	2,788
52	B/E Aerospace, Inc.(a)	2,384
56	Babcock & Wilcox Co.(a)	1,441
80	Ball Corp.	3,206
52	Bemis Co., Inc.	1,631
44	Benchmark Electronics, Inc.(a)	722
223	Boeing Co.	16,714
32	Brady Corp., Class A	1,022
32	Carlisle Cos., Inc.	1,562
238	Caterpillar, Inc.	27,182
62	CH Robinson Worldwide, Inc.	4,103
36	CLARCOR, Inc.	1,817
36	Clean Harbors, Inc.(a)	2,418
30	Con-way, Inc.	887
90	Covanta Holding Corp.	1,470
34	Crane Co.	1,651
72	Crown Holdings, Inc.(a)	2,662

See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Industrial continued
348	CSX Corp.	$7,311
72	Cummins, Inc.	8,681
32	Curtiss-Wright Corp.	1,189
168	Danaher Corp.	8,875
172	Deere & Co.	14,264
38	Donaldson Co., Inc.	2,790
80	Dover Corp.	5,122
124	Eaton Corp.	6,472
48	EMCOR Group, Inc.	1,334
317	Emerson Electric Co.	15,948
34	Energizer Holdings, Inc.(a)	2,599
36	EnerSys(a)	1,209
24	Esterline Technologies Corp.(a)	1,559
74	Exelis, Inc.	778
94	Expeditors International of Washington, Inc.	4,101
104	FedEx Corp.	9,359
80	FLIR Systems, Inc.	2,094
24	Flowserve Corp.	2,846
86	Fluor Corp.	5,201
68	Fortune Brands Home & Security, Inc.(a)	1,315
30	Gardner Denver, Inc.	2,060
44	General Cable Corp.(a)	1,363
118	General Dynamics Corp.	8,641
4,560	General Electric Co.	86,868
28	Genesee & Wyoming, Inc., Class A(a)	1,664
64	Gentex Corp.	1,514
50	Goodrich Corp.	6,298
42	Graco, Inc.	2,150
92	GrafTech International Ltd.(a)	1,169
32	Granite Construction, Inc.	915
18	Greif, Inc., Class A	922
48	Harsco Corp.	1,067
76	Hexcel Corp.(a)	1,921
44	Hillenbrand, Inc.	1,011
257	Honeywell International, Inc.	15,309
26	Hubbell, Inc., Class B	1,956
15	Huntington Ingalls Industries(a)	538
50	IDEX Corp.	2,090
177	Illinois Tool Works, Inc.	9,857
26	Itron, Inc.(a)	1,155
37	ITT Corp.	923
96	Jabil Circuit, Inc.	2,480
68	Jacobs Engineering Group, Inc.(a)	3,143
42	JB Hunt Transport Services, Inc.	2,151
42	Joy Global, Inc.	3,652
48	Kansas City Southern(a)	3,340
30	Kaydon Corp.	1,129
84	KBR, Inc.	3,051
52	Kennametal, Inc.	2,396
30	Kirby Corp.(a)	2,059
42	Knight Transportation, Inc.	719
48	L-3 Communications Holdings, Inc.	3,372
30	Landstar System, Inc.	1,622
74	Leggett & Platt, Inc.	1,675
30	Lennox International, Inc.	1,174
60	Lincoln Electric Holdings, Inc.	2,771
106	Lockheed Martin Corp.	9,371
90	Manitowoc Co., Inc.	1,417
18	Martin Marietta Materials, Inc.(b)	1,546
148	Masco Corp.	1,758
112	McDermott International, Inc. (Panama)(a)	1,463
16	Mettler-Toledo International, Inc.(a)	2,884
20	Middleby Corp.(a)	1,955
72	Molex, Inc.	1,951
30	Moog, Inc., Class A(a)	1,317
66	National Instruments Corp.	1,756
32	Nordson Corp.	1,759
152	Norfolk Southern Corp.	10,473
94	Northrop Grumman Corp.	5,622
44	Old Dominion Freight Line, Inc.(a)	1,914
50	Owens Corning(a)	1,583
72	Owens-Illinois, Inc.(a)	1,721
50	Packaging Corp. of America	1,482
56	Pall Corp.	3,553
68	Parker Hannifin Corp.	6,107
48	Pentair, Inc.	1,848
62	PerkinElmer, Inc.	1,674
26	Plexus Corp.(a)	902
50	Precision Castparts Corp.	8,372
148	Raytheon Co.	7,477
22	Regal-Beloit Corp.	1,485
179	Republic Services, Inc.	5,340
22	Rock-Tenn Co., Class A	1,551
62	Rockwell Automation, Inc.	4,959
68	Rockwell Collins, Inc.	4,032
40	Roper Industries, Inc.	3,661
30	Ryder System, Inc.	1,597
50	Sanmina-SCI Corp.(a)	580
54	Sealed Air Corp.	1,060
50	Shaw Group, Inc.(a)	1,447

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Industrial continued
32	Silgan Holdings, Inc.	$1,361
42	Simpson Manufacturing Co., Inc.	1,252
30	Snap-On, Inc.	1,834
42	Sonoco Products Co.	1,379
58	Spirit Aerosystems Holdings, Inc., Class A(a)	1,390
28	SPX Corp.	2,048
58	Stanley Black & Decker, Inc.	4,454
38	Stericycle, Inc.(a)	3,297
64	Sunpower Corp.(a) (b)	482
26	Tech Data Corp.(a)	1,390
26	Teledyne Technologies, Inc.(a)	1,550
32	Terex Corp.(a)	812
46	Tetra Tech, Inc.(a)	1,130
116	Textron, Inc.	3,191
179	Thermo Fisher Scientific, Inc.	10,135
30	Thomas & Betts Corp.(a)	2,167
30	Tidewater, Inc.	1,785
50	Timken Co.	2,620
28	TransDigm Group, Inc.(a)	3,326
66	Trimble Navigation Ltd.(a)	3,319
54	Trinity Industries, Inc.	1,877
193	Union Pacific Corp.	21,278
257	United Parcel Service, Inc., Class B	19,761
333	United Technologies Corp.	27,929
40	URS Corp.	1,746
56	USG Corp.(a)	798
72	UTi Worldwide, Inc. (British Virgin Islands)	1,162
18	Valmont Industries, Inc.	1,999
100	Vishay Intertechnology, Inc.(a)	1,226
34	Wabtec Corp.	2,541
62	Waste Connections, Inc.	2,016
152	Waste Management, Inc.	5,317
40	Waters Corp.(a)	3,584
34	Werner Enterprises, Inc.	823
40	Woodward, Inc.	1,751
58	Worthington Industries, Inc.	978
74	Xylem, Inc.	1,923
42	Zebra Technologies Corp., Class A(a)	1,614
		663,572

	Technology - 14.1%
265	Activision Blizzard, Inc.	3,167
56	Acxiom Corp.(a)	786
207	Adobe Systems, Inc.(a)	6,808
275	Advanced Micro Devices, Inc.(a)	2,021
92	Akamai Technologies, Inc.(a)	3,312
94	Allscripts Healthcare Solutions, Inc.(a)	1,816
124	Altera Corp.	4,768
122	Analog Devices, Inc.	4,784
42	ANSYS, Inc.(a)	2,654
375	Apple, Inc.(a)	203,415
529	Applied Materials, Inc.	6,475
78	Ariba, Inc.(a)	2,455
24	athenahealth, Inc.(a) (b)	1,696
267	Atmel Corp.(a)	2,699
112	Autodesk, Inc.(a)	4,239
64	BMC Software, Inc.(a)	2,396
183	Broadcom Corp., Class A(a)	6,798
80	Broadridge Financial Solutions, Inc.	1,947
255	Brocade Communications Systems, Inc.(a)	1,474
170	CA, Inc.	4,595
22	CACI International, Inc., Class A(a)	1,301
189	Cadence Design Systems, Inc.(a)	2,225
42	Cavium, Inc.(a)	1,501
52	Cerner Corp.(a)	3,839
56	Citrix Systems, Inc.(a)	4,185
106	Cognizant Technology Solutions Corp., Class A(a)	7,521
58	Computer Sciences Corp.	1,842
144	Compuware Corp.(a)	1,297
26	Concur Technologies, Inc.(a)	1,533
20	Cree, Inc.(a)	606
90	Cypress Semiconductor Corp.(a)	1,553
567	Dell, Inc.(a)	9,809
48	Diebold, Inc.	1,878
34	DST Systems, Inc.	1,802
24	Dun & Bradstreet Corp.	1,984
170	Electronic Arts, Inc.(a)	2,776
779	EMC Corp.(a)	21,571
38	Fair Isaac Corp.	1,538
84	Fairchild Semiconductor International, Inc.(a)	1,226
134	Fidelity National Information Services, Inc.	4,252
12	First Solar, Inc.(a) (b)	388
72	Fiserv, Inc.(a)	4,774
759	Hewlett-Packard Co.	19,210
24	Hittite Microwave Corp.(a)	1,372
24	IHS, Inc., Class A(a)	2,270
46	Informatica Corp.(a)	2,261
2,155	Intel Corp.	57,926
473	International Business Machines Corp.	93,053
48	International Rectifier Corp.(a)	1,078
82	Intersil Corp., Class A	928

See notes to financial statements.
74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Technology continued
108	Intuit, Inc.	$6,247
54	Jack Henry & Associates, Inc.	1,822
66	KLA-Tencor Corp.	3,194
52	Lam Research Corp.(a)	2,168
42	Lexmark International, Inc., Class A	1,549
80	Linear Technology Corp.	2,678
301	LSI Corp.(a)	2,589
203	Marvell Technology Group Ltd. (Bermuda)(a)	3,045
102	Maxim Integrated Products, Inc.	2,845
42	MedAssets, Inc.(a)	600
128	MEMC Electronic Materials, Inc.(a)	503
70	Microchip Technology, Inc.(b)	2,525
341	Micron Technology, Inc.(a)	2,916
44	MICROS Systems, Inc.(a)	2,285
62	Microsemi Corp.(a)	1,297
3,300	Microsoft Corp.	104,742
48	MSCI, Inc., Class A(a)	1,698
110	NCR Corp.(a)	2,389
140	NetApp, Inc.(a)	6,020
60	Novellus Systems, Inc.(a)	2,789
122	Nuance Communications, Inc.(a)	3,162
217	NVIDIA Corp.(a)	3,288
205	ON Semiconductor Corp.(a)	1,859
1,709	Oracle Corp.	50,022
70	Parametric Technology Corp.(a)	1,869
86	Pitney Bowes, Inc.(b)	1,559
140	PMC - Sierra, Inc.(a)	962
44	Progress Software Corp.(a)	1,020
70	QLogic Corp.(a)	1,203
721	Qualcomm, Inc.	44,832
54	Quest Software, Inc.(a)	1,081
52	Rambus, Inc.(a)	368
76	Red Hat, Inc.(a)	3,759
88	Riverbed Technology, Inc.(a)	2,505
52	Rovi Corp.(a)	1,845
36	Salesforce.com, Inc.(a)	5,154
92	SanDisk Corp.(a)	4,550
56	Semtech Corp.(a)	1,608
26	Silicon Laboratories, Inc.(a)	1,165
84	Skyworks Solutions, Inc.(a)	2,265
48	SolarWinds, Inc.(a)	1,788
40	Solera Holdings, Inc.	1,920
72	Synopsys, Inc.(a)	2,194
32	Taleo Corp., Class A(a)	1,466
82	Teradata Corp.(a)	5,457
106	Teradyne, Inc.(a)	1,741
365	Texas Instruments, Inc.	12,173
14	Unisys Corp.(a)	262
24	Veeco Instruments, Inc.(a) (b)	649
40	VeriFone Systems, Inc.(a)	1,916
32	VMware, Inc., Class A(a)	3,165
92	Western Digital Corp.(a)	3,611
609	Xerox Corp.	5,012
94	Xilinx, Inc.	3,471
		858,606

	Utilities - 3.5%
245	AES Corp.(a)	3,322
61	AGL Resources, Inc.	2,432
34	ALLETE, Inc.	1,414
48	Alliant Energy Corp.	2,047
114	Ameren Corp.	3,656
158	American Electric Power Co., Inc.	5,942
96	American Water Works Co., Inc.	3,291
94	Aqua America, Inc.	2,088
48	Atmos Energy Corp.	1,475
48	Avista Corp.	1,186
225	Calpine Corp.(a)	3,445
152	CenterPoint Energy, Inc.	2,963
44	Cleco Corp.	1,693
90	CMS Energy Corp.	1,927
96	Consolidated Edison, Inc.	5,578
74	Constellation Energy Group, Inc.	2,683
201	Dominion Resources, Inc.	10,144
62	DTE Energy Co.	3,347
527	Duke Energy Corp.	11,025
203	Dynegy, Inc.(a)	264
92	Edison International	3,852
92	Entergy Corp.	6,130
217	Exelon Corp.	8,478
184	FirstEnergy Corp.	8,149
751	GenOn Energy, Inc.(a)	1,847
82	Great Plains Energy, Inc.	1,622
64	Hawaiian Electric Industries, Inc.	1,603
34	IDACORP, Inc.	1,376
44	Integrys Energy Group, Inc.	2,289
26	ITC Holdings Corp.	1,963
100	MDU Resources Group, Inc.	2,170
30	National Fuel Gas Co.	1,510
32	New Jersey Resources Corp.	1,494
136	NextEra Energy, Inc.	8,093

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Utilities continued
122	NiSource, Inc.	$2,928
74	Northeast Utilities	2,657
26	Northwest Natural Gas Co.	1,190
40	NorthWestern Corp.	1,389
116	NRG Energy, Inc.(a)	1,984
52	NSTAR	2,439
132	NV Energy, Inc.	2,070
32	OGE Energy Corp.	1,679
34	Ormat Technologies, Inc.	688
120	Pepco Holdings, Inc.	2,333
122	PG&E Corp.	5,085
52	Piedmont Natural Gas Co., Inc.	1,685
46	Pinnacle West Capital Corp.	2,163
72	PNM Resources, Inc.	1,295
62	Portland General Electric Co.	1,528
187	PPL Corp.	5,339
92	Progress Energy, Inc.	4,883
162	Public Service Enterprise Group, Inc.	4,986
72	Questar Corp.	1,384
52	SCANA Corp.	2,340
86	Sempra Energy	5,095
28	South Jersey Industries, Inc.	1,456
293	Southern Co.	12,948
62	Southern Union Co.	2,724
38	Southwest Gas Corp.	1,621
110	TECO Energy, Inc.	1,975
56	UGI Corp.	1,582
58	Vectren Corp.	1,695
66	Westar Energy, Inc.	1,816
34	WGL Holdings, Inc.	1,388
92	Wisconsin Energy Corp.	3,135
162	Xcel Energy, Inc.	4,291
		210,269

	Total Common Stocks - 99.7%
	(Cost $5,495,668)	6,053,545

	Preferred Stock - 0.0%*
	Consumer, Cyclical - 0.0%*
1	Orchard Supply Hardware Stores Corp., Series A(a)	2
	(Cost $1)

	Master Limited Partnership - 0.0%*
	Energy - 0.0%*
20	Atlas Energy, LP	553
	(Cost $298)

	Rights - 0.0%*
10	Rouse Properties, Inc., REIT, 03/20/2012 (a)(e)	$—
	(Cost $0)

	Total Long-Term Investments - 99.7%
	(Cost $5,495,967)	6,054,100

	Investments of Collateral for
	Securities Loaned - 1.1%
66,746	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(c) (d)	66,746
	(Cost $66,746)

	Total Investments - 100.8%
	(Cost $5,562,713)	6,120,846
	Liabilities in excess of Other Assets - (0.8%)	(47,348)
	Net Assets - 100.0%	$6,073,498

*	Less than 0.1%

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 29, 2012.

(c)
At February 29, 2012, the total market value of the Fund’s securities on loan was $67,232 and the total market value of the collateral held by the Fund was $69,407, consisting of cash collateral of $66,746 and U.S. Government and Agency securities valued at $2,661.

(d)	Interest rate shown reflects yield as of February 29, 2012.

(e)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $0, which represents less than 0.1% of net assets. Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 2.3%
2,553	American Pacific Corp.(a)	$19,837
1,440	Friedman Industries, Inc.	15,048
1,187	KMG Chemicals, Inc.	20,594
2,610	Landec Corp.(a)	16,443
1,250	Material Sciences Corp.(a)	10,825
2,680	Mines Management, Inc.(a) (b)	5,387
419	Northern Technologies International Corp.(a)	6,461
615	Oil-Dri Corp. of America	12,786
1,269	Orchids Paper Products Co.	22,715
1,674	Penford Corp.(a)	9,642
3,070	Solitario Exploration & Royalty Corp.(a)	4,329
3,674	Timberline Resources Corp.(a)	2,070
1,315	Universal Stainless & Alloy(a)	44,026
11,179	Uranerz Energy Corp.(a) (b)	27,947
15,196	Uranium Energy Corp.(a) (b)	56,985
11,742	Uranium Resources, Inc.(a)	11,272
1,773	Verso Paper Corp.(a)	2,305
14,063	Vista Gold Corp. (Canada)(a) (b)	49,783
2,147	Xerium Technologies, Inc.(a)	17,219
		355,674

	Communications - 9.1%
14,054	8x8, Inc.(a) (b)	60,292
2,844	AH Belo Corp.	13,424
1,286	Alliance Fiber Optic Products, Inc.(a)	11,921
10,174	Autobytel.Com, Inc.(a)	9,869
2,255	Aware, Inc.(a)	9,899
4,229	Bidz.com, Inc.(a)	2,475
895	BroadVision, Inc.(a) (b)	34,995
5,136	CalAmp Corp.(a)	22,085
2,709	Chyron International Corp.(a)	4,741
1,374	Cinedigm Digital Cinema Corp.(a)	2,391
1,854	Clearfield, Inc.(a)	10,512
1,853	ClearOne Communications, Inc.(a)	8,487
1,040	Communications Systems, Inc.	15,142
2,493	Crexendo, Inc.	10,221
29,037	Cumulus Media, Inc.(a)	99,887
3,845	Ditech Networks, Inc.(a)	3,422
4,001	EDGAR Online, Inc.(a)	3,001
6,440	Emmis Communications Corp., Class A(a)	4,701
9,809	Entravision Communications Corp., Class A	16,283
670	ePlus, Inc.(a)	21,453
5,849	FiberTower Corp.(a)	1,170
1,531	Globecomm Systems, Inc.(a)	22,184
7,572	Gray Television, Inc.(a)	15,598
3,481	Harris Interactive, Inc.(a)	3,028
3,760	HealthStream, Inc.(a)	76,817
3,052	HickoryTech Corp.	32,778
4,183	Hollywood Media Corp.(a)	4,643
2,619	ID Systems, Inc.(a)	16,133
1,377	Internet Patents Corp.	11,085
3,291	Inuvo, Inc.(a)	2,962
9,612	Ipass, Inc.(a)	20,762
3,825	KVH Industries, Inc.(a)	34,961
1,223	Lantronix, Inc.(a)	3,608
3,585	Lee Enterprises, Inc.(a)	4,051
1,884	Lightpath Technologies, Inc., Class A(a)	3,354
1,755	Local.com Corp.(a) (b)	4,177
3,529	LodgeNet Interactive Corp.(a)	12,034
5,860	Media General, Inc., Class A(a) (b)	33,109
939	Micronetics, Inc.(a)	7,878
2,906	Multiband Corp.(a)	10,403
2,020	NeoPhotonics Corp.(a)	10,767
8,749	Network Engines, Inc.(a)	12,424
4,247	Network Equipment Technologies, Inc.(a)	3,062
4,440	New Frontier Media, Inc.(a)	5,461
1,313	Nexstar Broadcasting Group, Inc.(a)	10,832
2,022	Numerex Corp., Class A(a) (b)	19,674
4,250	Online Resources Corp.(a)	12,750
3,907	Onstream Media Corp.(a)	2,344
2,372	Onvia, Inc.(a)	9,725
2,372	Optical Cable Corp.	8,302
4,349	ORBCOMM, Inc.(a)	14,047
2,115	Outdoor Channel Holdings, Inc.	14,911
11,558	Parkervision, Inc.(a)	9,570
2,626	PC-Tel, Inc.	19,301
2,013	Performance Technologies, Inc.(a)	4,046
1,638	Phazar Corp.(a)	3,702
235	Preformed Line Products Co.	15,526
2,065	Procera Networks, Inc.(a)	40,185
4,638	Quepasa Corp.(a) (b)	18,274
3,942	Radio One, Inc., Class D(a)	3,784
639	Reis, Inc.(a)	6,511
2,771	Relm Wireless Corp.(a)	3,575
3,072	RF Industries Ltd.	10,936
1,159	RigNet, Inc.(a)	19,703
4,515	Saba Software, Inc.(a)	52,916
408	Saga Communications, Inc.(a)	15,308
1,575	Selectica, Inc.(a)	7,245

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Communications continued
412	Spherix, Inc.(a)	$334
1,187	SPS Commerce, Inc.(a)	29,497
10,782	support.com, Inc.(a)	35,581
2,250	Telular Corp.	16,920
648	Tessco Technologies, Inc.	11,871
7,663	TheStreet, Inc.	14,100
1,185	TigerLogic Corp.(a)	2,678
8,976	Towerstream Corp.(a) (b)	25,492
1,453	UniTek Global Services, Inc.(a)	6,001
1,439	US Auto Parts Network, Inc.(a)	6,979
11,958	Valuevision Media, Inc., Class A(a)	20,568
2,554	Vitacost.Com, Inc.(a)	20,764
1,195	Warwick Valley Telephone Co.	17,447
7,590	Web.com Group, Inc.(a)	100,492
9,771	Westell Technologies, Inc., Class A(a)	22,376
2,644	WPCS International, Inc.(a)	4,072
3,845	Zhone Technologies, Inc.(a)	4,614
16,302	Zix Corp.(a)	47,765
		1,428,368

	Consumer, Cyclical - 10.7%
1,323	Adams Golf, Inc.(a)	11,907
1,430	ADDvantage Technologies Group, Inc.(a)	3,103
5,277	Amerigon, Inc.(a)	77,677
375	AMREP Corp.(a)	3,210
1,549	Arctic Cat, Inc.(a)	56,972
464	Ark Restaurants Corp.	7,461
20,481	Beazer Homes USA, Inc.(a) (b)	63,901
1,893	Benihana, Inc.	19,668
2,273	Black Diamond, Inc.(a)	18,820
3,964	BlueLinx Holdings, Inc.(a)	9,276
3,864	Bon-Ton Stores, Inc.(b)	18,547
1,674	Books-A-Million, Inc.	4,386
1,477	Build-A-Bear Workshop, Inc.(a)	8,050
1,556	Cache, Inc.(a)	9,694
1,196	Caribou Coffee Co., Inc.(a)	19,830
2,027	Carmike Cinemas, Inc.(a)	15,263
1,802	Carrols Restaurant Group, Inc.(a)	21,408
5,942	Casual Male Retail Group, Inc.(a)	18,717
3,628	Century Casinos, Inc.(a)	10,158
1,648	Cherokee, Inc.	18,573
7,072	Commercial Vehicle Group, Inc.(a)	85,500
5,077	Conn’s, Inc.(a)	67,321
9,875	Cosi, Inc.(a)	10,270
2,527	Cost Plus, Inc.(a)	33,205
370	Culp, Inc.(a)	3,867
6,011	dELiA*s, Inc.(a)	6,372
553	Delta Apparel, Inc.(a)	9,064
1,269	Dixie Group, Inc.(a)	5,431
5,812	Douglas Dynamics, Inc.	75,556
2,970	Dover Downs Gaming & Entertainment, Inc.	7,128
2,511	Dover Motorsports, Inc.(a)	3,315
722	Duckwall-ALCO Stores, Inc.(a)	6,058
1,800	Educational Development Corp.	8,820
1,394	Empire Resorts, Inc.(a) (b)	4,070
984	Famous Dave’s of America, Inc.(a)	10,745
410	Flexsteel Industries, Inc.	7,011
675	Frisch’s Restaurants, Inc.	15,633
1,403	Full House Resorts, Inc.(a)	4,490
722	Gaming Partners International Corp.	4,939
942	Gordmans Stores, Inc.(a)	14,290
2,562	Granite City Food & Brewery Ltd.(a)	5,508
4,174	Great Wolf Resorts, Inc.(a)	16,905
2,372	GTSI Corp.(a)	11,196
856	Hastings Entertainment, Inc.(a)	1,549
1,148	Hooker Furniture Corp.	13,787
1,503	J Alexander’s Corp.(a)	10,205
11,576	Jamba, Inc.(a)	24,541
15,715	Joe’s Jeans, Inc.(a)	13,436
833	Johnson Outdoors, Inc.(a)	13,695
921	Kewaunee Scientific Corp.	7,617
786	Kona Grill, Inc.(a)	4,229
392	Lacrosse Footwear, Inc.	5,014
839	Lakeland Industries, Inc.(a)	8,348
3,662	Lakes Entertainment, Inc.(a)	7,178
3,511	Libbey, Inc.(a)	44,063
987	Lifetime Brands, Inc.	11,528
2,201	Luby’s, Inc.(a)	10,917
2,455	MarineMax, Inc.(a)	19,836
734	Mattress Firm Holding Corp.(a) (b)	24,398
652	Miller Industries, Inc.	10,328
1,540	Monarch Casino & Resort, Inc.(a)	16,139
1,515	Motorcar Parts of America, Inc.(a)	12,499
3,955	MTR Gaming Group, Inc.(a)	14,198
3,186	Multimedia Games Holding Co., Inc.(a)	32,593
572	Nathan’s Famous, Inc.(a)	12,006
2,608	Nautilus, Inc.(a)	7,250
5,258	Navarre Corp.(a)	8,939
2,192	O’Charleys, Inc.(a)	21,723
1,968	PC Connection, Inc.	17,594
2,407	PC Mall, Inc.(a)	14,562

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
2,764	Pizza Inn Holdings, Inc.(a) (b)	$12,991
2,836	Reading International, Inc., Class A(a)	12,875
2,636	Red Lion Hotels Corp.(a)	20,271
3,036	Rentrak Corp.(a)	63,088
1,866	RG Barry Corp.	26,087
1,269	Rick’s Cabaret International, Inc.(a)	11,929
1,416	Rocky Brands, Inc.(a)	16,638
4,402	Ruth’s Hospitality Group, Inc.(a)	27,424
3,501	SMF Energy Corp.	12,709
5,966	Spartan Motors, Inc.	34,066
3,088	Stanley Furniture Co., Inc.(a)	10,437
1,033	Steinway Musical Instruments, Inc.(a)	25,784
1,665	Supreme Industries, Inc., Class A(a)	4,862
1,087	Tandy Leather Factory, Inc.	5,652
5,484	Town Sports International Holdings, Inc.(a)	56,485
6,638	Tuesday Morning Corp.(a)	22,768
3,400	Unifi, Inc.(a)	28,186
7,348	Universal Travel Group(a) (b) (c)	–
2,773	Virco Manufacturing	5,685
1,875	West Marine, Inc.(a)	19,875
232	Winmark Corp.	13,426
4,196	Zale Corp.(a)	13,469
		1,666,194

	Consumer, Non-cyclical - 24.5%
9,954	Aastrom Biosciences, Inc.(a) (b)	17,818
4,453	Acadia Pharmaceuticals, Inc.(a)	7,437
729	Acme United Corp.	7,381
2,242	Adcare Health Systems, Inc.(a)	9,999
6,778	Addus HomeCare Corp.(a)	24,401
3,742	ADVENTRX Pharmaceuticals, Inc.(a)	2,473
839	Advocat, Inc.	5,051
1,549	Aegerion Pharmaceuticals, Inc.(a)	25,915
3,267	Agenus, Inc.(a)	10,422
16,246	Alexza Pharmaceuticals, Inc.(a)	10,154
2,035	Altair Nanotechnologies, Inc. (Canada)(a)	1,404
155	Amcon Distributing Co.	9,426
4,054	American Caresource Holdings, Inc.(a)	2,068
1,531	American Shared Hospital Services(a)	4,348
3,610	Amicus Therapeutics, Inc.(a)	21,588
1,676	Anacor Pharmaceuticals, Inc.(a)	9,955
1,486	Angeion Corp.(a)	8,500
1,157	Anika Therapeutics, Inc.(a)	13,144
27,771	Antares Pharma, Inc.(a)	69,983
5,190	Anthera Pharmaceuticals, Inc.(a) (b)	34,358
3,868	Apricus Biosciences, Inc.(a)	13,229
1,566	ARCA Biopharma, Inc.(a)	1,535
2,156	Arrowhead Research Corp.(a) (b)	11,556
1,312	AspenBio Pharma, Inc.(a)	1,155
26,484	Astex Pharmaceuticals(a)	48,466
897	AT Cross Co.(a)	8,925
1,612	AtriCure, Inc.(a)	16,442
2,218	Avalon Holdings Corp., Class A(a)	8,295
40,537	AVI BioPharma, Inc.(a)	42,158
1,096	Barrett Business Services, Inc.	18,654
1,575	BioClinica, Inc.(a)	8,914
2,700	Biodel, Inc.(a)	1,714
4,404	BioDelivery Sciences International, Inc.(a) (b)	9,953
22,537	Biosante Pharmaceuticals, Inc.(a)	17,412
746	Biospecifics Technologies Corp.(a) (b)	12,921
6,224	Biotime, Inc.(a) (b)	31,058
21,148	Bovie Medical Corp.(a) (b)	61,329
420	Bridgford Foods Corp.(a)	3,646
3,234	BSD Medical Corp.(a) (b)	7,082
2,246	Cadiz, Inc.(a)	23,853
3,605	Capital Senior Living Corp.(a)	30,895
2,709	Cardica, Inc.(a)	5,472
4,275	CardioNet, Inc.(a)	13,637
3,327	Cardiovascular Systems, Inc.(a)	30,109
33,278	Cardium Therapeutics, Inc.(a)	9,594
1,504	Carriage Services, Inc.	9,009
1,166	CCA Industries, Inc.	5,760
8,143	Celldex Therapeutics, Inc.(a)	30,862
52,136	Cel-Sci Corp.(a)	19,577
7,352	Celsion Corp.(a)	15,145
7,482	Cerus Corp.(a) (b)	28,132
1,341	Chefs’ Warehouse, Inc.(a)	28,161
4,604	Chelsea Therapeutics International Ltd.(a)	16,989
1,973	Chindex International, Inc.(a)	18,408
6,747	Cleveland Biolabs, Inc.(a) (b)	24,761
1,540	Clovis Oncology, Inc.(a) (b)	38,485
906	Collectors Universe	13,816
13,179	Columbia Laboratories, Inc.(a)	8,698
13,377	CombiMatrix Corp.(a)	20,601
2,255	Command Security Corp.(a)	3,304
10,965	Corcept Therapeutics, Inc.(a)	43,092
1,194	Cornerstone Therapeutics, Inc.(a)	6,854
1,170	CPI Corp.	1,147
1,658	Craft Brew Alliance, Inc.(a)	10,362
4,404	Cryo-Cell International, Inc.(a)	9,469
15,209	Curis, Inc.(a)	68,593

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
1,477	Cutera, Inc.(a)	$13,810
1,777	Cyanotech Corp.(a)	14,323
19,329	Cyclacel Pharmaceuticals, Inc.(a)	13,917
2,020	Cynosure, Inc., Class A(a)	35,936
14,855	Cytokinetics, Inc.(a)	15,301
8,976	Cytomedix, Inc.(a)	9,694
15,679	Cytori Therapeutics, Inc.(a) (b)	50,957
46,185	CytRx Corp.(a)	15,888
2,300	DARA Biosciences, Inc.(a) (b)	3,841
564	Daxor Corp.	5,206
11,774	Delcath Systems, Inc.(a) (b)	51,335
877	Derma Sciences, Inc.(a)	7,691
2,466	Digirad Corp.(a)	4,759
3,392	Discovery Laboratories, Inc.(a) (b)	12,109
3,295	Document Security Systems, Inc.(a) (b)	14,926
3,723	Dusa Pharmaceuticals, Inc.(a)	17,945
1,950	Dynacq Healthcare, Inc.(a)	1,775
24,306	Dynavax Technologies Corp.(a) (b)	102,085
2,475	Edgewater Technology, Inc.(a)	9,257
3,826	EnteroMedics, Inc.(a)	8,341
2,746	Entremed, Inc.(a)	5,684
1,404	Exactech, Inc.(a)	22,310
3,510	Female Health Co.(b)	17,269
6,872	Five Star Quality Care, Inc.(a)	24,327
2,836	Fonar Corp.(a)	5,672
1,701	Franklin Covey Co.(a)	14,969
1,224	Furiex Pharmaceuticals, Inc.(a)	22,081
2,201	G Willi-Food International Ltd. (Israel)(a)	10,785
13,523	Galena Biopharma, Inc.(a)	14,470
1,584	GenVec, Inc.(a)	4,277
1,003	Golden Enterprises, Inc.	3,190
977	Graymark Healthcare, Inc.(a)	586
737	Griffin Land & Nurseries, Inc.	18,816
4,891	Hackett Group, Inc.(a)	23,575
11,474	Hansen Medical, Inc.(a) (b)	36,602
5,507	Harvard Bioscience, Inc.(a)	22,854
3,958	Hudson Highland Group, Inc.(a)	17,692
4,749	Idera Pharmaceuticals, Inc.(a)	6,079
3,501	IGI Laboratories, Inc.(a) (b)	3,921
2,797	Imperial Sugar Co.	16,083
4,067	Infinity Pharmaceuticals, Inc.(a)	33,146
3,964	Information Services Group, Inc.(a)	5,054
5,401	Innovaro, Inc.(a)	4,051
23,471	Inovio Pharmaceuticals, Inc.(a)	13,613
2,220	Insmed, Inc.(a) (b)	9,457
1,040	Integramed America, Inc.(a)	11,450
3,760	Intersections, Inc.	43,879
2,227	Inventure Foods, Inc.(a)	9,064
4,908	ISTA Pharmaceuticals, Inc.(a)	40,638
917	John B Sanfilippo & Son, Inc.(a)	9,812
3,441	Jones Soda Co.(a)	1,720
16,534	Keryx Biopharmaceuticals, Inc.(a) (b)	54,893
4,310	Kid Brands, Inc.(a)	12,887
6,019	KV Pharmaceutical Co., Class A(a) (b)	8,366
2,923	LCA-Vision, Inc.(a)	25,196
393	Learning Tree International, Inc.(a)	2,275
2,049	Management Network Group, Inc.(a)	5,123
342	Mannatech, Inc.(a)	1,334
392	Marina Biotech, Inc.(a)	188
1,049	MediciNova, Inc.(a) (b)	2,622
1,449	Medtox Scientific, Inc.(a)	22,459
6,485	MELA Sciences, Inc.(a) (b)	29,961
8,223	Metropolitan Health Networks, Inc.(a)	68,744
1,975	MGP Ingredients, Inc.	11,929
2,122	Midas, Inc.(a)	19,374
2,318	Misonix, Inc.(a)	4,590
4,167	Myrexis, Inc.(a)	13,334
5,851	NABI Biopharmaceuticals(a)	10,941
2,644	Nanosphere, Inc.(a)	5,711
55	National Research Corp.	2,125
1,883	Natural Alternatives International, Inc.(a)	11,995
2,518	Nature’s Sunshine Products, Inc.(a) (b)	37,141
19,942	Navidea Biopharmaceuticals, Inc.(a)	59,826
19,492	Neostem, Inc.(a)	11,110
3,990	Neuralstem, Inc.(a)	4,549
2,300	NeurogesX, Inc.(a)	1,325
1,576	NewLink Genetics Corp.(a) (b)	13,333
3,129	Novabay Pharmaceuticals, Inc.(a)	4,506
436	NuPathe, Inc.(a)	1,312
1,431	Nutraceutical International Corp.(a)	18,632
3,025	Oculus Innovative Sciences, Inc.(a) (b)	4,235
19,672	Odyssey Marine Exploration, Inc.(a) (b)	60,000
5,019	Omega Protein Corp.(a)	41,457
1,552	Omeros Corp.(a)	10,554
6,872	On Assignment, Inc.(a)	95,383
1,866	OncoGenex Pharmaceutical, Inc.(a) (b)	29,819
6,050	Orexigen Therapeutics, Inc.(a)	23,716
1,628	Overhill Farms, Inc.(a)	7,049
1,956	Pacira Pharmaceuticals, Inc.(a) (b)	20,929
2,778	Palatin Technologies, Inc.(a)	1,589

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
1,123	Parlux Fragrances, Inc.(a)	$5,783
590	PDI, Inc.(a)	4,083
2,158	Perceptron, Inc.(a)	13,185
16,829	Peregrine Pharmaceuticals, Inc.(a)	15,799
1,042	Pernix Therapeutics Holdings(a)	8,982
5,541	PharmAthene, Inc.(a) (b)	8,145
2,369	PhotoMedex, Inc.(a) (b)	26,841
1,296	Physicians Formula Holdings, Inc.(a)	3,758
7,633	Premier Exhibitions, Inc.(a)	18,701
2,237	Pressure BioSciences, Inc.(a)	1,445
4,348	PRGX Global, Inc.(a)	24,262
19,091	Princeton Review, Inc.(a)	2,104
3,148	ProPhase Labs, Inc.(a)	3,179
1,504	Providence Service Corp.(a)	22,635
461	Psychemedics Corp.	4,693
3,992	PURE Bioscience, Inc.(a)	1,517
1,058	QC Holdings, Inc.	3,967
3,288	RadNet, Inc.(a)	9,831
9,514	Raptor Pharmaceutical Corp.(a) (b)	66,408
2,282	Reed’s, Inc.(a) (b)	3,651
3,601	Reliv International, Inc.	4,825
4,229	Repligen Corp.(a)	18,650
1,285	Repros Therapeutics, Inc.(a) (b)	5,397
1,836	Response Genetics, Inc.(a)	3,764
3,662	Rexahn Pharmaceuticals, Inc.(a) (b)	1,869
1,923	Rochester Medical Corp.(a)	18,038
2,195	Rockwell Medical Technologies, Inc.(a) (b)	20,831
1,390	Rocky Mountain Chocolate Factory, Inc.	13,052
8,827	Santarus, Inc.(a)	39,898
1,395	Schiff Nutrition International, Inc.(a)	15,568
7,300	Senomyx, Inc.(a)	25,039
1,477	SeraCare Life Sciences, Inc.(a)	5,864
6,141	Solta Medical, Inc.(a)	17,440
3,038	Somaxon Pharmaceuticals, Inc.(a)	1,853
8,994	Spectranetics Corp.(a)	69,793
7,306	Staar Surgical Co.(a)	76,202
1,194	Standard Register Co.	1,875
1,736	StarTek, Inc.(a)	3,524
13,662	Stereotaxis, Inc.(a)	10,451
3,090	Strategic Diagnostics, Inc.(a)	6,273
2,610	Sunesis Pharmaceuticals, Inc.(a) (b)	4,541
2,336	SunLink Health Systems, Inc.(a)	2,359
640	Synageva BioPharma Corp.(a)	23,885
3,542	Synergetics USA, Inc.(a)	22,315
8,514	Synthetic Biologics, Inc.(a)	18,731
1,468	Tengion, Inc.(a)	910
1,261	Theragenics Corp.(a)	2,005
7,790	Threshold Pharmaceuticals, Inc.(a)	40,430
1,335	TranS1, Inc.(a)	3,925
2,416	Transcend Services, Inc.(a)	51,944
857	Transcept Pharmaceuticals, Inc.(a) (b)	7,156
1,069	Tree.com, Inc.(a)	8,167
3,422	Trius Therapeutics, Inc.(a)	17,315
464	United-Guardian, Inc.	7,526
830	Universal Security Instruments, Inc.(a)	4,648
2,165	Uroplasty, Inc.(a) (b)	5,975
3,482	US Physical Therapy, Inc.	66,193
267	Utah Medical Products, Inc.	8,130
2,246	Vascular Solutions, Inc.(a)	23,561
1,268	Ventrus Biosciences, Inc.(a)	13,542
4,520	Vermillion, Inc.(a)	5,966
2,764	Versar, Inc.(a)	7,739
3,558	Vision-Sciences, Inc.(a)	6,084
2,718	Willamette Valley Vineyards, Inc.(a)	8,670
8,597	XOMA Corp.(a)	12,981
507	Young Innovations, Inc.	15,337
16,461	Zalicus, Inc.(a)	16,461
788	Zeltiq Aesthetics, Inc.(a) (b)	8,731
6,703	Zogenix, Inc.(a)	15,283
		3,837,473

	Diversified - 0.1%
402	OBA Financial Services, Inc.(a)	5,708
1,660	Resource America, Inc., Class A	9,877
		15,585

	Energy - 5.0%
371	Adams Resources & Energy, Inc.	15,385
3,578	Arabian American Development Co.(a)	28,374
3,447	Ascent Solar Technologies, Inc.(a)	2,620
1,932	Barnwell Industries, Inc.(a)	5,448
18,278	BioFuel Energy Corp.(a)	13,873
3,079	Blue Dolphin Energy Co.(a) (b)	27,711
1,265	Bolt Technology Corp.	17,432
9,139	Callon Petroleum Co.(a)	64,521
6,998	Comverge, Inc.(a)	9,657
1,546	CREDO Petroleum Corp.(a)	17,748
7,300	Crimson Exploration, Inc.(a)	22,703
1,341	Double Eagle Petroleum Co.(a)	9,105
3,107	Evolution Petroleum Corp.(a)	28,833
46,246	Gasco Energy, Inc.(a)	13,411
1,585	Geokinetics, Inc.(a)	3,154
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 81

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Energy continued
1,330	Halcon Resources Corp.(a) (b)	$14,617
1,624	HKN, Inc.(a)	3,768
164	Isramco, Inc.(a)	13,546
5,842	Lucas Energy, Inc.(a)	17,117
11,009	Magellan Petroleum Corp.(a)	13,982
912	Mexco Energy Corp.(a)	8,828
1,757	Mitcham Industries, Inc.(a)	41,061
1,866	Natural Gas Services Group, Inc.(a)	26,105
903	Ocean Power Technologies, Inc.(a)	3,025
11,784	Pacific Ethanol, Inc.(a)	14,494
1,386	Panhandle Oil and Gas, Inc., Class A	40,402
5,244	Plug Power, Inc.(a)	11,642
1,304	PostRock Energy Corp.(a)	4,786
246	PrimeEnergy Corp.(a)	5,547
1,615	Pyramid Oil Co.(a)	8,511
12,421	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	11,490
706	REX American Resources Corp.(a)	21,653
2,115	Royale Energy, Inc.(a) (b)	13,050
12,167	Syntroleum Corp.(a)	15,087
11,254	Tengasco, Inc.(a)	11,592
2,699	TGC Industries, Inc.(a)	27,368
7,577	Tri-Valley Corp.(a)	1,288
3,197	Union Drilling, Inc.(a)	21,548
5,377	US Energy Corp.(a)	17,690
5,885	Verenium Corp.(a)	16,596
11,400	Voyager Oil & Gas, Inc.(a)	36,936
2,636	Westmoreland Coal Co.(a)	27,704
7,700	ZaZa Energy Corp.(a) (b)	30,184
6,925	Zion Oil & Gas, Inc.(a)	18,905
		778,497

	Financial - 27.2%
2,791	21st Century Holding Co.(a)	9,294
1,076	Access National Corp.	11,212
1,253	AG Mortgage Investment Trust, Inc.	24,960
4,896	Agree Realty Corp., REIT	117,504
797	Alliance Financial Corp.	23,527
1,431	American National Bankshares, Inc.	30,409
978	American Realty Capital Properties, Inc.	11,051
1,836	American River Bankshares(a)	12,375
1,422	American Safety Insurance Holdings Ltd. (Bermuda)(a)	27,459
3,143	Ameris Bancorp(a)	36,207
3,438	AmeriServ Financial, Inc.(a)	8,664
2,635	Ampal American Israel Corp., Class A(a)	790
1,648	Apollo Residential Mortgage, Inc.	29,549
2,413	Arbor Realty Trust, Inc., REIT(a)	11,582
3,427	Arlington Asset Investment Corp., Class A	79,164
1,911	Asta Funding, Inc.	15,059
16,974	Bancorp, Inc.(a)	141,224
2,237	BancTrust Financial Group, Inc.(a) (b)	2,908
1,078	Bank of Kentucky Financial Corp.	26,767
888	Bank of Marin Bancorp	31,231
691	BankAtlantic Bancorp, Inc.(a) (b)	1,520
5,386	Banner Corp.	111,005
572	Bar Harbor Bankshares	17,475
1	Berkshire Hills Bancorp, Inc.	22
1,440	Bofi Holding, Inc.(a)	23,602
1,304	Bridge Bancorp, Inc.	26,158
1,621	Bridge Capital Holdings(a) (b)	19,549
1,920	Bryn Mawr Bank Corp.	37,747
1,467	BSB Bancorp, Inc.(a)	16,533
246	C&F Financial Corp.	7,746
2,115	Camco Financial Corp.(a)	4,822
2,744	Cape Bancorp, Inc.(a)	22,117
15,273	Capital Bank Corp.(a)	33,601
3,013	Capital Trust, Inc., REIT(a)	10,244
2,527	Center Bancorp, Inc.	24,284
5,208	Centerstate Banks, Inc.	36,456
1,157	Central Valley Community Bancorp(a)	7,706
240	Century Bancorp, Inc., Class A	5,942
1,194	CFS Bancorp, Inc.	6,674
1,875	Chatham Lodging Trust, REIT	22,612
1,132	Chicopee Bancorp, Inc.(a)	16,369
1,096	CIFC Corp.(a) (b)	5,743
2,065	Citizens & Northern Corp.	41,093
857	Citizens Holding Co.	16,034
774	Citizens South Banking Corp.	3,367
2,301	CNB Financial Corp.	35,665
895	Codorus Valley Bancorp, Inc.	9,451
22,712	Cogdell Spencer, Inc., REIT	96,072
1,269	Colony Bankcorp, Inc.(a) (b)	4,911
598	Consolidated-Tomoka Land Co.	17,856
4,758	Crescent Financial Bancshares, Inc.(a)	20,198
694	Diamond Hill Investment Group, Inc.	52,633
3,179	Eagle Bancorp, Inc.(a)	49,306
795	Eastern Insurance Holdings, Inc.	11,527
9,798	Eastern Virginia Bankshares, Inc.(a)	29,002
3,261	Edelman Financial Group, Inc.	21,849
1,793	Ellie Mae, Inc.(a)	14,972
2,029	Encore Bancshares, Inc.(a)	29,420
519	Enterprise Bancorp, Inc.(b)	8,226

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Financial continued
2,301	Enterprise Financial Services Corp.	$26,692
2,074	ESB Financial Corp.	26,443
866	Evans Bancorp, Inc.(b)	12,215
2,854	Farmers Capital Bank Corp.(a)	16,696
1,603	Federal Agricultural Mortgage Corp., Class C	31,996
770	Fidus Investment Corp.	10,926
2,169	Financial Institutions, Inc.	35,485
3,671	First Acceptance Corp.(a)	5,323
2,192	First Bancorp, Inc.	32,880
3,195	First California Financial Group, Inc.(a)	14,761
1,287	First Citizens Banc Corp.	6,718
5,978	First Connecticut Bancorp	77,116
1,694	First Defiance Financial Corp.	26,494
3,624	First Federal Bancshares of Arkansas, Inc.(a) (b)	25,730
8,689	First Financial Northwest, Inc.(a) (b)	64,038
2,096	First M&F Corp.	8,091
860	First Pactrust Bancorp, Inc.	10,079
457	First Security Group, Inc.(a) (b)	1,280
2,165	First South Bancorp, Inc.(a)	8,812
1,887	First United Corp.(a)	10,227
2,737	Firstbank Corp.	19,597
639	Firstcity Financial Corp.(a)	5,495
2,158	FNB Corp.	25,443
1,087	Fox Chase Bancorp, Inc.	13,598
2,029	Franklin Financial Corp.(a)	27,371
2,283	German American Bancorp, Inc.(b)	44,701
1,150	Gladstone Commercial Corp., REIT	20,550
3,849	Gramercy Capital Corp., REIT(a)	11,162
1,407	GSV Capital Corp.(a)	23,849
4,128	Guaranty Bancorp(a)	6,563
2,029	Hallmark Financial Services(a)	13,696
1,223	Hampden Bancorp, Inc.	14,921
9,134	Hanmi Financial Corp.(a)	79,192
429	Harleysville Savings Financial Corp.(b)	7,456
5,670	Harris & Harris Group, Inc.(a)	24,381
461	Hawthorn Bancshares, Inc.	3,296
4,167	Heritage Commerce Corp.(a)	21,877
2,790	Heritage Financial Corp.	37,386
618	Heritage Financial Group, Inc.	7,410
5,814	Heritage Oaks Bancorp(a)	23,547
4,520	HF Financial Corp.	52,025
1,114	HMN Financial, Inc.(a)	2,061
510	Home Bancorp, Inc.(a)	8,400
1,585	Home Federal Bancorp, Inc.	15,898
1,946	Homeowners Choice, Inc.	21,114
5,072	HopFed Bancorp, Inc.	42,351
1,254	Imperial Holdings, Inc.(a)	3,135
22,805	Independent Bank Corp.(a) (b)	35,348
482	Investors Title Co.	21,777
833	Kaiser Federal Financial Group, Inc.	11,254
18,052	Ladenburg Thalmann Financial Services, Inc.(a)	36,646
2,400	LNB Bancorp, Inc.	13,152
2,695	Macatawa Bank Corp.(a)	7,411
3,234	MainSource Financial Group, Inc.	32,793
1,187	Marlin Business Services Corp.	18,636
2,698	MBT Financial Corp.(a)	5,720
1,386	Medallion Financial Corp.	15,177
2,069	Mercantile Bancorp, Inc.(a) (b)	507
957	Mercantile Bank Corp.(a)	12,872
1,096	Merchants Bancshares, Inc.	30,524
2,998	Metro Bancorp, Inc.(a)	31,899
491	MicroFinancial, Inc.	3,299
1,069	Middleburg Financial Corp.	16,847
1,839	MidSouth Bancorp, Inc.	23,649
1,639	Mission West Properties, REIT	16,390
985	Monarch Financial Holdings, Inc.	8,579
5,208	Monmouth Real Estate Investment Corp., Class A, REIT	48,747
8,931	MPG Office Trust, Inc., REIT(a)	20,005
1,029	MutualFirst Financial, Inc.	9,107
1,277	National Bankshares, Inc.(b)	34,492
839	New England Bancshares, Inc.	8,407
792	New Hampshire Thrift Bancshares, Inc.	9,472
879	New Mountain Finance Corp.	11,647
1,440	New York Mortgage Trust, Inc., REIT	10,224
1,203	NewBridge Bancorp(a)	4,884
487	North Valley Bancorp(a)	5,094
419	Northrim BanCorp, Inc.	8,380
491	Norwood Financial Corp.	12,511
2,400	OceanFirst Financial Corp.	32,952
1,332	Old Point Financial Corp.	13,906
4,431	Old Second Bancorp, Inc.(a) (b)	5,317
1,748	OmniAmerican Bancorp, Inc.(a)	31,272
1,667	One Liberty Properties, Inc., REIT	29,139
1,531	Oneida Financial Corp.	14,943
4,104	Oppenheimer Holdings, Inc., Class A	68,701
3,116	Pacific Continental Corp.	26,174
1,495	Pacific Mercantile Bancorp(a)	6,518
841	Pacific Premier Bancorp, Inc.(a)	6,316
3,157	Patriot National Bancorp, Inc.(a)	5,572
1,341	Peapack Gladstone Financial Corp.	16,870

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Financial continued
779	Penns Woods Bancorp, Inc.	$30,373
1,558	Peoples Bancorp, Inc.	25,193
1,069	Peoples Financial Corp.	10,380
1,352	PMC Commercial Trust, REIT	9,775
1,019	Porter Bancorp, Inc.	2,018
1,870	Preferred Bank(a)	18,887
3,795	Primus Guaranty Ltd. (Bermuda)(a)	23,529
4,425	Princeton National Bancorp, Inc.(a) (b)	7,257
1,522	Provident Financial Holdings, Inc.	15,692
1,809	Pulaski Financial Corp.(b)	13,441
3,610	PVF Capital Corp.(a)	6,173
984	QCR Holdings, Inc.	9,751
16,063	Republic First Bancorp, Inc.(a)	32,447
3,225	Riverview Bancorp, Inc.(a)	7,288
1,710	Rurban Financial Corp.(a)	6,327
446	Savannah Bancorp, Inc.(a)	2,324
13,188	Seacoast Banking Corp. of Florida(a)	24,398
1,522	Shore Bancshares, Inc.	9,391
2,038	Sierra Bancorp	18,750
4,462	Southern Community Financial Corp.(a)	7,898
629	Southern National Bancorp of Virginia, Inc.	4,038
5,252	Southwest Bancorp, Inc.(a)	44,957
1,676	Suffolk Bancorp(a)	20,280
2,562	Summit Financial Group, Inc.(a) (b)	9,659
8,615	Summit Hotel Properties, Inc., REIT	79,344
8,985	Sun Bancorp, Inc.(a)	25,787
2,156	Taylor Capital Group, Inc.(a)	28,998
426	Teche Holding Co.	15,937
2,978	Territorial Bancorp, Inc.	62,538
3,270	Thomas Properties Group, Inc.	14,061
1,439	Timberland Bancorp, Inc.(a)	6,044
1,304	UMH Properties, Inc., REIT	13,170
1,644	United Security Bancshares(a)	3,535
1,575	United Security Bancshares, Inc.(b)	9,639
857	Unity Bancorp, Inc.(a)	5,313
3,324	Universal Insurance Holdings, Inc.	13,396
4,067	US Global Investors, Inc., Class A	30,096
4,239	Virginia Commerce Bancorp, Inc.(a)	35,608
746	VIST Financial Corp.	8,922
2,002	Walker & Dunlop, Inc.(a)	24,925
2,437	Washington Banking Co.	30,925
1,194	Waterstone Financial, Inc.(a)	2,830
2,500	West Bancorporation, Inc.	24,075
2,527	West Coast Bancorp(a)	43,338
516	White River Capital, Inc.	11,997
1,268	Whitestone REIT, REIT	16,408
3,628	Yadkin Valley Financial Corp.(a)	7,510
		4,256,674

	Industrial - 10.7%
12,608	Active Power, Inc.(a)	8,824
1,540	ADA-ES, Inc.(a)	34,604
648	Air T, Inc.	6,085
716	Alamo Group, Inc.	19,239
5,076	Allied Defense Group, Inc.(a) (c)	15,989
1,875	Appliance Recycling Centers of America, Inc.(a)	9,488
500	Argan, Inc.	7,495
2,870	Arotech Corp.(a)	3,587
877	Art’s-Way Manufacturing Co., Inc.	6,779
3,279	Baldwin Technology Co., Inc., Class A(a)	2,918
1,610	Ballantyne Strong, Inc.(a)	7,905
703	Breeze-Eastern Corp.(a)	5,603
15,498	Broadwind Energy, Inc.(a)	9,762
1,521	CAI International, Inc.(a)	30,648
4,343	Casella Waste Systems, Inc., Class A(a)	28,447
1,685	Ceco Environmental Corp.	12,048
1,386	Chase Corp.	20,097
509	Clean Diesel Technologies, Inc.(a) (b)	1,532
2,219	Coleman Cable, Inc.(a)	25,230
1,232	Core Molding Technologies, Inc.(a)	11,790
797	CPI Aerostructures, Inc.(a)	11,596
734	CVD Equipment Corp.(a)	8,448
2,156	DDi Corp.	23,436
4,072	Digital Ally, Inc.(a)	2,280
4,219	DRI Corp.(a)	802
274	Eastern Co.	5,261
908	Ecology and Environment, Inc., Class A	15,218
1,114	EDAC Technologies Corp.(a)	11,586
7,993	Energy Conversion Devices, Inc.(a)	959
2,579	ENGlobal Corp.(a)	5,932
5,860	Flow International Corp.(a)	23,440
924	Fluidigm Corp.(a)	13,324
877	Frequency Electronics, Inc.(a)	7,095
1,755	Frozen Food Express Industries(a)	2,124
2,033	Giga-Tronics, Inc.(a)	2,582
2,138	GP Strategies Corp.(a)	33,481
1,177	Hardinge, Inc.	11,570
1,214	Heritage-Crystal Clean, Inc.(a)	26,842
3,503	Hudson Technologies, Inc.(a)	10,509
675	Hurco Cos., Inc.(a)	16,085
8,668	Identive Group, Inc.(a)	19,243

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Industrial continued
2,354	IEC Electronics Corp.(a)	$11,229
877	Image Sensing Systems, Inc.(a)	5,815
830	Innovative Solutions & Support, Inc.(a)	3,544
2,426	Insignia Systems, Inc.	5,192
2,328	Insteel Industries, Inc.	29,240
3,157	Integrated Electrical Services, Inc.(a) (b)	8,019
3,585	Intellicheck Mobilisa, Inc.(a)	3,226
1,078	IntriCon Corp.(a)	6,403
1,024	InvenSense, Inc.(a) (b)	16,067
3,196	Iteris, Inc.(a)	4,794
2,947	Kadant, Inc.(a)	64,362
12,031	Kratos Defense & Security Solutions, Inc.(a)	76,637
3,662	KSW, Inc.	13,696
3,195	LeCroy Corp.(a)	29,266
2,791	Lime Energy Co.(a)	8,959
1,187	LMI Aerospace, Inc.(a)	24,155
4,010	LoJack Corp.(a)	14,757
4,404	LRAD Corp.(a)	6,254
537	LS Starrett Co., Class A	6,739
3,382	LSI Industries, Inc.	23,370
2,201	Lydall, Inc.(a)	20,051
419	Magnetek, Inc.(a)	5,757
1,616	Manitex International, Inc.(a)	10,633
2,176	Meade Instruments Corp.(a)	7,203
555	Mesa Laboratories, Inc.	29,687
1,251	Met-Pro Corp.	11,096
1,176	Mfri, Inc.(a)	9,549
868	MOCON, Inc.	14,930
3,385	Nanophase Technologies Corp.(a)	2,166
2,527	NAPCO Security Technologies, Inc.(a)	6,798
5,373	NCI Building Systems, Inc.(a)	65,013
4,128	Nexxus Lighting, Inc.(a)	4,582
3,131	NN, Inc.(a)	27,991
303	Omega Flex, Inc.(a)	4,778
1,421	Orbit International Corp.(a)	5,741
2,122	Orion Energy Systems, Inc.(a)	5,093
1,313	Park-Ohio Holdings Corp.(a)	24,619
2,115	Patrick Industries, Inc.(a)	13,092
6,881	Perma-Fix Environmental Services(a)	11,491
1,114	PMFG, Inc.(a)	18,281
5,113	PowerSecure International, Inc.(a)	30,627
2,599	Pro-Dex, Inc.(a)	5,744
357	Providence and Worcester Railroad Co.	5,205
3,214	Pure Cycle Corp.(a)	6,621
1,993	Quality Distribution, Inc.(a)	25,929
1,875	Reddy Ice Holdings, Inc.(a)	844
2,409	Research Frontiers, Inc.(a) (b)	8,431
39,747	Satcon Technology Corp.(a)	19,874
419	SIFCO Industries, Inc.	8,124
580	SL Industries, Inc.(a)	10,005
3,120	Smith-Midland Corp.(a) (b)	4,618
1,205	Sparton Corp.(a)	11,351
2,581	SRS Labs, Inc.(a)	17,267
6,446	Stoneridge, Inc.(a)	62,333
2,608	Superconductor Technologies, Inc.(a) (b)	2,582
564	Sutron Corp.(a)	3,220
1,157	Synalloy Corp.	14,636
3,225	Tii Network Technologies, Inc.(a)	5,289
2,644	TRC Cos., Inc.(a)	13,669
653	UFP Technologies, Inc.(a)	11,473
2,644	Ultralife Corp.(a)	13,035
1,359	Universal Power Group, Inc.(a)	2,786
3,983	UQM Technologies, Inc.(a)	6,373
1,782	US Home Systems, Inc.	25,108
801	USA Truck, Inc.(a)	6,552
1,087	Video Display Corp.(a)	6,359
375	VSE Corp.	9,161
3,795	WCA Waste Corp.(a)	24,630
1,894	Wells-Gardner Electronics Corp.(a)	3,996
2,645	Westinghouse Solar, Inc.(a)	1,455
917	Williams Controls, Inc.	10,087
657	Willis Lease Finance Corp.(a)	9,507
1,212	WSI Industries, Inc.	6,242
1,096	XPO Logistics, Inc.(a)	18,380
5,670	X-Rite, Inc.(a)	25,685
960	YRC Worldwide, Inc.(a) (b)	8,774
2,418	Zygo Corp.(a)	46,377
		1,672,507

	Technology - 9.3%
3,551	Acorn Energy, Inc.	29,296
3,397	American Software, Inc., Class A	28,229
820	Amtech Systems, Inc.(a)	7,183
2,218	Analysts International Corp.(a)	12,376
590	Astro-Med, Inc.	4,788
5,616	AuthenTec, Inc.(a)	19,656
20,331	Axcelis Technologies, Inc.(a)	33,749
7,486	AXT, Inc.(a)	42,895
2,378	Bsquare Corp.(a)	7,943
5,438	Callidus Software, Inc.(a)	40,296
2,129	Computer Task Group, Inc.(a)	31,318

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 85

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Technology continued
1,932	Concurrent Computer Corp.(a)	$7,187
1,422	Convio, Inc.(a)	22,269
1,638	CSP, Inc.	6,257
1,619	Daegis, Inc.(a)	3,019
1,212	Data I/O Corp.(a)	4,703
4,140	Datalink Corp.(a)	35,231
2,755	Dataram Corp.(a)	2,176
1,909	Digimarc Corp.(a)	53,242
11,241	Dot Hill Systems Corp.(a)	15,625
1,377	Dynamics Research Corp.(a)	12,558
4,619	EasyLink Services International Corp., Class A(a)	21,571
2,645	eMagin Corp.(a)	8,385
3,485	Emcore Corp.(a)	15,125
2,653	Eon Communications Corp.(a)	4,139
1,350	Evolving Systems, Inc.(a)	7,277
6,231	FSI International, Inc.(a)	24,799
906	Geeknet, Inc.(a)	13,146
2,490	GigOptix, Inc.(a)	5,603
12,774	Glu Mobile, Inc.(a) (b)	48,286
3,148	GSE Systems, Inc.(a)	5,918
4,834	GSI Technology, Inc.(a)	22,236
1,658	Guidance Software, Inc.(a)	18,918
7,454	Hutchinson Technology, Inc.(a)	16,175
2,446	Icad, Inc.(a)	1,247
6,301	Immersion Corp.(a)	40,893
3,696	Innodata Isogen, Inc.(a)	21,178
5,630	Integrated Silicon Solution, Inc.(a)	59,565
1,123	Intermolecular, Inc.(a)	7,052
2,926	Interphase Corp.(a)	14,484
1,079	j2 Global, Inc.	31,906
1,044	Key Tronic Corp.(a)	11,317
5,299	Majesco Entertainment Co.(a)	13,195
2,158	Market Leader, Inc.(a)	7,208
1,522	Mattersight Corp.(a)	8,736
9,926	Mattson Technology, Inc.(a) (b)	27,296
8,976	Mindspeed Technologies, Inc.(a)	58,434
4,417	Mitek Systems, Inc.(a) (b)	45,937
5,851	MoSys, Inc.(a)	22,351
1,515	Netlist, Inc.(a)	5,272
1,977	Official Payments Holdings, Inc.(a)	10,004
3,148	Overland Storage, Inc.(a)	7,272
1,773	PAR Technology Corp.(a)	9,113
2,944	PDF Solutions, Inc.(a)	23,640
1,782	Pervasive Software, Inc.(a)	10,710
3,671	Planar Systems, Inc.(a)	7,526
6,223	PLX Technology, Inc.(a)	21,843
1,863	Qualstar Corp.(a)	3,447
8,390	QuickLogic Corp.(a) (b)	21,814
3,714	RadiSys Corp.(a)	27,818
2,589	Rainmaker Systems, Inc.(a)	1,838
5,235	Ramtron International Corp.(a)	9,947
3,899	Richardson Electronics Ltd.	47,802
1,058	Rimage Corp.	11,585
4,890	Rudolph Technologies, Inc.(a)	48,264
1,390	Scientific Learning Corp.(a)	2,863
2,069	SmartPros Ltd.	4,138
9,139	Smith Micro Software, Inc.(a)	23,213
4,146	Streamline Health Solutions, Inc.(a) (b)	7,338
629	Transact Technologies, Inc.(a)	4,239
3,415	Transwitch Corp.(a)	9,664
5,920	Ultra Clean Holdings(a)	48,366
9,483	USA Technologies, Inc.(a)	9,673
1,087	Versant Corp.(a)	11,283
4,882	Vitesse Semiconductor Corp.(a)	19,430
15,559	Wave Systems Corp., Class A(a) (b)	31,274
4,054	Wireless Ronin Technologies, Inc.(a)	3,649
1,674	XATA Corp.(a)	2,268
		1,447,666

	Utilities - 0.8%
1,513	Artesian Resources Corp., Class A	28,898
428	Delta Natural Gas Co., Inc.	16,298
1,277	Gas Natural, Inc.	14,239
896	RGC Resources, Inc.	15,734
22,890	US Geothermal, Inc.(a)	12,047
2,355	York Water Co.	40,812
		128,028

	Total Common Stocks - 99.7%
	(Cost $17,382,666)	15,586,666

	Warrants - 0.0%*
315	Photomedex, Inc., 12/13/2014(a) (b) (c)	680
	(Cost $0)

	Total Long-Term Investments - 99.7%
	(Cost $17,382,666)	15,587,346

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Investments of Collateral for
	Securities Loaned - 11.3%
1,766,879	BNY Mellon Securities Lending Overnight
	Fund, 0.182%(d) (e)	1,766,879
	(Cost $1,766,879)

	Total Investments - 111.0%
	(Cost $19,149,545)	17,354,225
	Liabilities in excess of Other Assets - (11.0%)	(1,724,041)
	Net Assets - 100.0%	$15,630,184

*	Less than 0.1%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 29, 2012.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $16,669 which represents 0.1% of net assets.

(d)	At February 29, 2012, the total market value of the Fund’s securities on loan was $1,669,057 and the total market value of the collateral held by the Fund was $1,766,879.

(e)	Interest rate shown reflects yield as of February 29, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 87

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WREI Wilshire US REIT ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 99.7%
	Financial - 99.7%
977	Acadia Realty Trust, REIT	$20,703
61	Alexander’s, Inc., REIT	23,146
1,344	Alexandria Real Estate Equities, Inc., REIT	96,351
756	American Assets Trust, Inc., REIT	16,269
1,618	American Campus Communities, Inc., REIT	66,581
2,761	Apartment Investment & Management Co., Class A, REIT	68,583
1,549	Ashford Hospitality Trust, Inc., REIT	13,074
975	Associated Estates Realty Corp., REIT	14,547
2,171	AvalonBay Communities, Inc., REIT	281,514
3,512	BioMed Realty Trust, Inc., REIT	64,691
3,370	Boston Properties, Inc., REIT	342,223
3,063	Brandywine Realty Trust, REIT	33,111
1,719	BRE Properties, Inc., REIT	83,251
1,799	Camden Property Trust, REIT	111,538
707	Campus Crest Communities, Inc., REIT	7,487
3,233	CBL & Associates Properties, Inc., REIT	56,998
1,345	Cedar Shopping Centers, Inc., REIT	6,402
558	Chesapeake Lodging Trust, REIT	9,838
2,004	Colonial Properties Trust, REIT	41,122
1,921	CommonWealth, REIT	35,731
455	Coresite Realty Corp., REIT	9,714
1,611	Corporate Office Properties Trust, REIT	39,502
2,189	Cousins Properties, Inc., REIT	16,177
2,812	CubeSmart, REIT	31,719
5,623	DCT Industrial Trust, Inc., REIT	31,826
5,059	DDR Corp., REIT	71,484
3,824	DiamondRock Hospitality Co., REIT	38,087
2,396	Digital Realty Trust, Inc., REIT	173,710
2,685	Douglas Emmett, Inc., REIT	56,573
5,774	Duke Realty Corp., REIT	80,143
1,431	DuPont Fabros Technology, Inc., REIT	32,770
621	EastGroup Properties, Inc., REIT	29,926
2,060	Education Realty Trust, Inc., REIT	21,177
931	Equity Lifestyle Properties, Inc., REIT	61,921
1,447	Equity One, Inc., REIT	27,522
6,772	Equity Residential, REIT	385,259
779	Essex Property Trust, Inc., REIT	109,052
2,165	Extra Space Storage, Inc., REIT	57,091
1,219	Federal Realty Investment Trust, REIT	116,232
2,858	FelCor Lodging Trust, Inc., REIT(a)	10,975
1,831	First Industrial Realty Trust, Inc., REIT(a)	21,642
1,148	First Potomac Realty Trust, REIT	15,188
1,746	Franklin Street Properties Corp., REIT	18,001
9,396	General Growth Properties, Inc., REIT	152,873
2,466	Glimcher Realty Trust, REIT	24,413
853	Government Properties Income Trust, REIT	19,900
9,310	HCP, Inc., REIT	367,745
4,809	Health Care REIT, Inc., REIT	261,802
1,777	Healthcare Realty Trust, Inc., REIT	36,731
3,565	Hersha Hospitality Trust, REIT	17,932
1,607	Highwoods Properties, Inc., REIT	51,424
1,102	Home Properties, Inc., REIT	63,508
2,820	Hospitality Properties Trust, REIT	69,739
16,124	Host Hotels & Resorts, Inc., REIT	254,437
614	Hudson Pacific Properties, Inc., REIT	9,388
2,050	Inland Real Estate Corp., REIT	17,773
1,873	Investors Real Estate Trust, REIT	14,291
1,515	Kilroy Realty Corp., REIT	66,418
8,733	Kimco Realty Corp., REIT	160,513
1,489	Kite Realty Group Trust, REIT	7,311
1,922	LaSalle Hotel Properties, REIT	51,279
2,649	Liberty Property Trust, REIT	89,854
3,012	Macerich Co., REIT	162,618
1,999	Mack-Cali Realty Corp., REIT	57,171
868	MID-America Apartment Communities, Inc., REIT	54,137
901	Monmouth Real Estate Investment Corp., Class A, REIT	8,433
515	National Health Investors, Inc., REIT	24,272
502	Parkway Properties, Inc., REIT	5,015
1,109	Pebblebrook Hotel Trust, REIT	23,766
1,277	Pennsylvania Real Estate Investment Trust, REIT	17,137
3,946	Piedmont Office Realty Trust, Inc., Class A, REIT	69,529
1,190	Post Properties, Inc., REIT	51,967
10,462	ProLogis, Inc., REIT	352,151
426	PS Business Parks, Inc., REIT	26,591
3,359	Public Storage, REIT	450,341
894	Ramco-Gershenson Properties Trust, REIT	9,897
2,053	Regency Centers Corp., REIT	87,848
655	RLJ Lodging Trust, REIT	11,476
352	Rouse Properties, Inc., REIT(a)	5,150
339	Saul Centers, Inc., REIT	12,835
3,713	Senior Housing Properties Trust, REIT	79,458
6,707	Simon Property Group, Inc., REIT	908,664
1,967	SL Green Realty Corp., REIT	149,590
636	Sovran Self Storage, Inc., REIT	30,216
4,216	Strategic Hotels & Resorts, Inc., REIT(a)	26,266
626	Summit Hotel Properties, Inc., REIT	5,765
566	Sun Communities, Inc., REIT	23,427
2,722	Sunstone Hotel Investors, Inc., REIT(a)	24,444

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 29, 2012

WREI Wilshire US REIT ETF continued

Number
of Shares	Description	Value

	Financial continued
1,984	Tanger Factory Outlet Centers, REIT	$58,091
1,243	Taubman Centers, Inc., REIT	85,854
4,751	UDR, Inc., REIT	118,870
272	Universal Health Realty Income Trust, REIT	10,279
398	Urstadt Biddle Properties, Inc., Class A, REIT	7,570
6,508	Ventas, Inc., REIT	363,927
4,212	Vornado Realty Trust, REIT	344,247
1,508	Washington Real Estate Investment Trust, REIT	44,667
2,759	Weingarten Realty Investors, REIT	68,699

	Total Common Stocks - 99.7%
	(Cost $7,818,429)	8,366,550

	Exchange Traded Fund - 0.3%
350	Vanguard REIT ETF	21,346
	(Cost $20,221)

	Rights - 0.0%*
352	Rouse Properties, Inc., REIT, 03/30/2012 (a) (b)	–
	(Cost $0)

	Total Investments - 100.0%
	(Cost $7,838,650)	8,387,896
	Other Assets in excess of Liabilities - 0.0%*	3,255
	Net Assets - 100.0%	$8,391,151

REIT - Real Estate Investment Trust

*	Less than 0.1%.

(a)	Non-income producing security.

(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $0 which represents less than 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 89

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 29, 2012

	Guggenheim BRIC ETF (EEB)	Guggenheim Defensive Equity ETF (DEF)	Guggenheim Insider Sentiment ETF (NFO)	Guggenheim Mid-Cap Core ETF (CZA)
Assets
Investments in securities, at value (including securities on loan)	$513,150,513	$67,544,754	$103,029,156	$34,335,732
Cash	1,052,755	20,064	180,485	48,483
Receivables:
Fund shares sold	—	—	—	—
Dividends	2,351,997	155,502	85,619	36,963
Investments sold	—	—	—	4,122
Securities lending income	59,716	6,076	10,213	415
Tax reclaims	—	—	—	220
Due from Adviser	—	58,228	—	24,489
Other assets	1,388	176	407	155
Total assets	516,616,369	67,784,800	103,305,880	34,450,579
Liabilities
Custodian bank	—	—	—	—
Payables for Fund shares redeemed	—	—	—	—
Investments purchased payable	906,316	—	—	—
Administration fee payable	8,777	—	2,161	—
Collateral for securities on loan	25,535,358	6,775,678	3,537,794	467,295
Accrued advisory fees	188,867	—	37,299	—
Accrued expenses	249,348	107,923	130,456	70,805
Total liabilities	26,888,666	6,883,601	3,707,710	538,100
Net Assets	$489,727,703	$60,901,199	$99,598,170	$33,912,479
Composition of Net Assets
Paid-in capital	$784,711,550	$64,357,488	$129,942,561	$34,700,661
Accumulated undistributed net investment income (loss)	278,409	304,335	(114,199)	100,949
Accumulated net realized gain (loss) on investments	(209,999,388)	(7,500,208)	(34,970,424)	(4,035,642)
Net unrealized appreciation (depreciation) on investments	(85,262,868)	3,739,584	4,740,232	3,146,511
Net Assets	$489,727,703	$60,901,199	$99,598,170	$33,912,479
Shares outstanding ($0.01 par value with unlimited amount authorized)	11,850,800	2,200,000	2,900,800	1,050,000
Net Asset Value Per Share	$41.32	$27.68	$34.33	$32.30
Investments in securities, at cost	$598,413,381	$63,805,170	$98,288,924	$31,189,221
Securities on loan, at value	$37,052,808	$6,590,943	$3,424,254	$457,132

See notes to financial statements.
90| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 29, 2012

Guggenheim Multi-Asset Income ETF (CVY)	Guggenheim Raymond James SB-1 Equity ETF (RYJ)	Guggenheim Spin-Off ETF (CSD)	Wilshire 4500 Completion ETF (WXSP)	Wilshire 5000 Total Market ETF (WFVK)	Wilshire Micro-Cap ETF (WMCR)	Wilshire US REIT ETF (WREI)

$756,931,153	$85,317,461	$36,228,741	$6,604,998	$6,120,846	$17,354,225	$8,387,896

—	—	22,003	11,406	5,285	—	2,110

1,107,325	5,835,644	—	—	—	—	—
2,200,768	53,891	47,322	4,628	12,803	9,175	3,297
—	15,179,654	28,851	8,976	1,635	301,705	—
84,761	4,540	137	965	247	6,550	17
38,075	—	—	—	—	—	—
—	—	38,229	—	—	—	—
894	—	152	—	—	—	—
760,362,976	106,391,190	36,365,435	6,630,973	6,140,816	17,671,655	8,393,320
112,223	9,890	—	—	—	268,302	—
—	15,024,537	—	—	—	—	—
1,137,382	6,001,476	—	—	—	—	—
10,589	—	—	—	—	—	—
91,254,857	1,814,511	42,700	327,050	66,746	1,766,879	—
206,681	55,071	—	900	572	6,290	2,169
361,923	—	73,633	—	—	—	—
93,083,655	22,905,485	116,333	327,950	67,318	2,041,471	2,169
$667,279,321	$83,485,705	$36,249,102	$6,303,023	$6,073,498	$15,630,184	$8,391,151

$686,576,687	$138,363,606	$44,774,639	$5,010,367	$5,498,491	$33,331,692	$7,573,167
(406,052)	319,795	5,456	12,573	19,265	4,424	(42,121)
(67,336,373)	(63,870,511)	(13,448,436)	68,772	(2,391)	(15,910,612)	310,859
48,445,059	8,672,815	4,917,443	1,211,311	558,133	(1,795,320)	549,246
$667,279,321	$83,485,705	$36,249,102	$6,303,023	$6,073,498	$15,630,184	$8,391,151

30,250,800	3,622,822	1,400,000	200,000	200,000	900,800	250,000
$22.06	$23.04	$25.89	$31.52	$30.37	$17.35	$33.56
$708,486,094	$76,644,646	$31,311,298	$5,393,687	$5,562,713	$19,149,545	$7,838,650
$89,091,084	$1,752,685	$41,846	$318,182	$67,232	$1,669,057	$—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 91

STATEMENT OF OPERATIONS For the six months ended February 29, 2012 (Unaudited)	February 29, 2012

	Guggenheim BRIC ETF (EEB)	Guggenheim Defensive Equity ETF (DEF)	Guggenheim Insider Sentiment ETF (NFO)	Guggenheim Mid-Cap Core ETF (CZA)
Investment Income
Dividend income	$6,518,868	$1,014,968	$1,108,977	$326,186
Less return of capital distributions received	—	(339,493)	(37,670)	(108,094)
Foreign taxes withheld	(573,406)	(7,719)	—	(831)
Net dividend income	5,945,462	667,756	1,071,307	217,261
Net securities lending income	404,098	24,848	97,950	2,091
Total investment income	6,349,560	692,604	1,169,257	219,352
Expenses
Advisory fee <Note 3>	1,176,198	103,783	289,642	58,458
Administration fee	54,432	5,708	15,930	3,215
Custodian fee	119,018	35,228	35,765	34,554
Licensing	94,096	21,424	74,461	11,691
Listing fee and expenses	2,500	2,500	2,500	2,500
Printing expenses	71,356	8,593	23,468	4,031
Professional fees	21,667	11,821	15,154	12,460
Registration & filings	—	16	—	—
Trustees’ fees and expenses	11,232	1,593	7,507	1,804
Miscellaneous	12,098	4,381	4,203	4,383
Total expenses	1,562,597	195,047	468,630	133,096
Advisory fees waived	(57,063)	(60,129)	(92,096)	(57,101)
Net expenses	1,505,534	134,918	376,534	75,995
Net Investment Income (Loss)	4,844,026	557,686	792,723	143,357
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(12,878,469)	(461,266)	(14,841,033)	(2,549,310)
In-kind transactions	(4,468,160)	1,694,384	2,654,041	1,245,886
Net realized gain (loss)	(17,346,629)	1,233,118	(12,186,992)	(1,303,424)
Net change in unrealized appreciation (depreciation) on investments	24,877,664	2,073,181	13,729,399	4,513,970
Net realized and unrealized gain (loss) on investments	7,531,035	3,306,299	1,542,407	3,210,546
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,375,061	$3,863,985	$2,335,130	$3,353,903

See notes to financial statements.
92 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 29, 2012

Guggenheim Multi-Asset Income ETF (CVY)	Guggenheim Raymond James SB-1 Equity ETF (RYJ)	Guggenheim Spin-Off ETF (CSD)	Wilshire 4500 Completion ETF (WXSP)	Wilshire 5000 Total Market ETF (WFVK)	Wilshire Micro-Cap ETF (WMCR)	Wilshire US REIT ETF (WREI)

$14,446,275	$609,577	$202,241	$42,475	$59,030	$170,424	$177,182
(1,684,370)	(74,973)	(44,314)	(58)	(77)	—	—
(124,230)	(714)	—	(22)	(11)	—	—
12,637,675	533,890	157,927	42,395	58,942	170,424	177,182
369,084	50,171	446	5,105	1,199	89,174	171
13,006,759	584,061	158,373	47,500	60,141	259,598	177,353

1,211,226	285,690	60,205	5,109	3,324	57,086	14,874
55,283	—	3,311	—	—	—	—
89,077	—	32,997	—	—	—	—
350,936	—	12,042	—	—	—	—
2,500	—	2,500	—	—	—	—
64,668	—	7,098	—	—	—	—
29,038	—	10,386	—	—	—	—
3,004	—	—	—	—	—	—
10,132	—	1,799	—	—	—	—
5,774	—	3,639	—	—	—	—
1,821,638	285,690	133,977	5,109	3,324	57,086	14,874
(247,043)	—	(55,710)	—	—	—	—
1,574,595	285,690	78,267	5,109	3,324	57,086	14,874
11,432,164	298,371	80,106	42,391	56,817	202,512	162,479

(26,783,163)	(4,733,580)	(108,065)	74,107	(3,479)	(2,568,211)	(33,720)
13,438,934	6,363,202	—	—	—	(2,106,352)	274,049
(13,344,229)	1,629,622	(108,065)	74,107	(3,479)	(4,674,563)	240,329

58,102,834	11,022,943	4,373,885	598,735	651,711	4,913,674	(126,500)
44,758,605	12,652,565	4,265,820	672,842	648,232	239,111	113,829

$56,190,769	$12,950,936	$4,345,926	$715,233	$705,049	$441,623	$276,308
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 93

STATEMENTS OF CHANGES IN NET ASSETS	February 29, 2012

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,844,026	$18,086,384	$557,686	$547,430	$792,723	$1,239,137
Net realized gain (loss)	(17,346,629)	83,119,571	1,233,118	1,309,825	(12,186,992)	11,527,669
Net change in unrealized appreciation (depreciation)	24,877,664	5,205,533	2,073,181	1,151,153	13,729,399	(2,183,632)
Net increase (decrease) in net assets resulting from operations	12,375,061	106,411,488	3,863,985	3,008,408	2,335,130	10,583,174
Distributions to Shareholders
From and in excess of net investment income	(16,678,308)	(19,849,690)	(618,750)	(310,400)	(1,765,185)	(784,061)
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions	(16,678,308)	(19,849,690)	(618,750)	(310,400)	(1,765,185)	(784,061)
Capital Share Transactions
Proceeds from sale of shares	7,576,339	15,582,115	45,631,950	24,887,562	27,819,270	204,772,111
Cost of shares redeemed	(59,982,724)	(632,903,234)	(14,938,172)	(14,944,270)	(123,554,948)	(110,550,967)
Net increase (decrease) from capital share transactions	(52,406,385)	(617,321,119)	30,693,778	9,943,292	(95,735,678)	94,221,144
Total increase (decrease) in net assets	(56,709,632)	(530,759,321)	33,939,013	12,641,300	(95,165,733)	104,020,257
Net Assets
Beginning of period	546,437,335	1,077,196,656	26,962,186	14,320,886	194,763,903	90,743,646
End of period	$489,727,703	$546,437,335	$60,901,199	$26,962,186	$99,598,170	$194,763,903
Accumulated undistributed net investment income (loss) at end of period	$278,409	$12,112,691	$304,335	$365,399	$(114,199)	$858,263
Changes in Shares Outstanding
Shares sold	200,000	350,000	1,700,000	1,000,000	900,000	6,150,000
Shares redeemed	(1,600,000)	(14,000,000)	(550,000)	(600,000)	(4,150,000)	(3,550,000)
Shares outstanding, beginning of period	13,250,800	26,900,800	1,050,000	650,000	6,150,800	3,550,800
Shares outstanding, end of period	11,850,800	13,250,800	2,200,000	1,050,000	2,900,800	6,150,800

See notes to financial statements.
94| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 29, 2012

Guggenheim Mid-Cap Core ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011

$143,357	$134,695	$11,432,164	$18,364,816	$298,371	$265,187
(1,303,424)	2,259,997	(13,344,229)	50,534,056	1,629,622	12,276,735

4,513,970	(1,315,394)	58,102,834	(15,736,826)	11,022,943	(519,005)

3,353,903	1,079,298	56,190,769	53,162,046	12,950,936	12,022,917

(56,000)	(76,438)	(12,843,108)	(15,879,825)	(116,662)	—
—	—	—	—	—	—
—	(1,562)	—	(4,191,231)	—	—
(56,000)	(78,000)	(12,843,108)	(20,071,056)	(116,662)	—

22,268,160	33,829,022	358,026,185	670,795,065	34,155,722	66,574,386
(10,233,917)	(22,254,859)	(170,471,305)	(547,458,450)	(31,716,120)	(61,819,908)

12,034,243	11,574,163	187,554,880	123,336,615	2,439,602	4,754,478
15,332,146	12,575,461	230,902,541	156,427,605	15,273,876	16,777,395

18,580,333	6,004,872	436,376,780	279,949,175	68,211,829	51,434,434
$33,912,479	$18,580,333	$667,279,321	$436,376,780	$83,485,705	$68,211,829

$100,949	$13,592	$(406,052)	$1,004,892	$319,795	$138,086

750,000	1,150,000	17,400,000	32,600,000	1,650,000	3,100,000
(350,000)	(750,000)	(8,500,000)	(26,550,000)	(1,450,000)	(2,900,000)
650,000	250,000	21,350,800	15,300,800	3,422,822	3,222,822
1,050,000	650,000	30,250,800	21,350,800	3,622,822	3,422,822

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 95

STATEMENTS OF CHANGES IN NET ASSETS continued	February 29, 2012

	Guggenheim Spin-Off ETF (CSD)		Wilshire 4500 Completion ETF (WXSP)
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$80,106	$99,750	$42,391	$75,990
Net realized gain (loss)	(108,065)	1,391,832	74,107	(11,361)
Net change in unrealized appreciation (depreciation)	4,373,885	803,575	598,735	977,964
Net increase (decrease) in net assets resulting from operations	4,345,926	2,295,157	715,233	1,042,593
Distributions to Shareholders
From and in excess of net investment income	(140,000)	(74,900)	(51,600)	(67,000)
Capital gains	—	—	(8,000)	—
Return of capital	—	—	—	—
Total distributions	(140,000)	(74,900)	(59,600)	(67,000)
Capital Share Transactions
Proceeds from sale of shares	14,258,312	7,163,468	—	—
Cost of shares redeemed	—	(5,760,365)	—	—
Net increase (decrease) from capital share transactions	14,258,312	1,403,103	—	—
Total increase (decrease) in net assets	18,464,238	3,623,360	655,633	975,593
Net Assets
Beginning of period	17,784,864	14,161,504	5,647,390	4,671,797
End of period	$36,249,102	$17,784,864	$6,303,023	$5,647,390
Accumulated undistributed net investment income (loss) at end of period	$5,456	$65,350	$12,573	$21,782
Changes in Shares Outstanding
Shares sold	600,000	300,000	—	—
Shares redeemed	—	(250,000)	—	—
Shares outstanding, beginning of period	800,000	750,000	200,000	200,000
Shares outstanding, end of period	1,400,000	800,000	200,000	200,000

See notes to financial statements.
96| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 29, 2012

Wilshire 5000 Total Market ETF (WFVK)		Wilshire Micro-Cap ETF (WMCR)		Wilshire US REIT ETF (WREI)
For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011

$56,817	$78,011	$202,512	$486,401	$162,479	$369,383
(3,479)	(395)	(4,674,563)	3,653,136	240,329	593,422
651,711	101,248	4,913,674	(6,597,434)	(126,500)	432,365

705,049	178,864	441,623	(2,457,897)	276,308	1,395,170

(94,000)	(40,000)	(585,520)	(126,048)	(204,600)	(234,441)
(1,200)	—	—	—	—	(49,565)
—	—	—	—	—	(2,094)
(95,200)	(40,000)	(585,520)	(126,048)	(204,600)	(286,100)

—	2,997,699	3,141,358	54,253,598	—	9,294,183
—	—	(28,318,087)	(15,029,900)	(4,393,893)	(3,145,167)
—	2,997,699	(25,176,729)	39,223,698	(4,393,893)	6,149,016
609,849	3,136,563	(25,320,626)	36,639,753	(4,322,185)	7,258,086

5,463,649	2,327,086	40,950,810	4,311,057	12,713,336	5,455,250
$6,073,498	$5,463,649	$15,630,184	$40,950,810	$8,391,151	$12,713,336

$19,265	$56,448	$4,424	$387,432	$(42,121)	$—

—	100,000	200,000	3,000,000	—	300,000
—	—	(1,800,000)	(800,000)	(150,000)	(100,000)
200,000	100,000	2,500,800	300,800	400,000	200,000
200,000	200,000	900,800	2,500,800	250,000	400,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 97

FINANCIAL HIGHLIGHTS	February 29, 2012

EEB Guggenheim BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$41.24		$40.04	$34.57	$42.96	$40.69	$24.58
Income from investment operations
Net investment income (a)	0.39		0.97	0.71	0.79	0.65	0.62
Net realized and unrealized gain (loss)	1.07		1.09	5.27	(8.15)	1.86	15.54
Total from investment operations	1.46		2.06	5.98	(7.36)	2.51	16.16
Distributions to shareholders
From and in excess of net investment income	(1.38)		(0.86)	(0.51)	(1.03)	(0.24)	(0.05)
Net asset value, end of period	$41.32		$41.24	$40.04	$34.57	$42.96	$40.69
Market value, end of period	$41.35		$41.17	$40.06	$34.55	$42.98	$40.75
Total return *(b)
Net asset value	4.15%		4.92%	17.23%	-15.95%	6.06%	65.78%
Ratios and supplemental data
Net assets, end of period (thousands)	$489,728		$546,437	$1,077,197	$753,724	$859,280	$419,092
Ratio of net expenses to average net assets*	0.64	%(c)	0.64%	0.63%	0.64%	0.60%	0.64	%(c)
Ratio of net investment income (loss) to average net assets*	2.06	%(c)	2.15%	1.76%	2.76%	1.32%	1.89	%(c)
Portfolio turnover rate (d)	3%		15%	7%	16%	6%	3%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.66	%(c)	0.65%	0.64%	0.69%	0.61%	0.68	%(c)
Ratio of net investment income (loss) to average net assets	2.04	%(c)	2.14%	1.75%	2.71%	1.31%	1.85	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
98| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

DEF Guggenheim Defensive Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period December 15, 2006** through August 31, 2007
Net asset value, beginning of period	$25.68		$22.03	$19.40	$24.55	$26.34	$25.07
Income from investment operations
Net investment income (a)	0.35		0.62	0.57	0.57	0.62	0.31
Net realized and unrealized gain (loss)	2.03		3.42	2.62	(5.22)	(2.00)	0.97
Total from investment operations	2.38		4.04	3.19	(4.65)	(1.38)	1.28

Distributions to shareholders
From and in excess of net investment income	(0.38)		(0.39)	(0.56)	(0.50)	(0.41)	(0.01)
Net asset value, end of period	$27.68		$25.68	$22.03	$19.40	$24.55	$26.34
Market value, end of period	$27.70		$25.70	$22.05	$19.38	$24.60	$26.29

Total return* (b)
Net asset value	9.27%		18.42%	16.62%	-18.72%	-5.32%	5.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,901		$26,962	$14,321	$15,518	$17,184	$27,657
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.70%	0.79	%(c)
Ratio of net investment income to average net assets*	2.69	%(c)	2.46%	2.72%	3.18%	2.43%	1.64	%(c)
Portfolio turnover rate (d)	16%		32%	35%	98%	60%	21%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.94	%(c)	1.24%	1.42%	1.35%	1.24%	1.35	%(c)
Ratio of net investment income to average net assets	2.40	%(c)	1.87%	1.95%	2.48%	1.89%	1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”).Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 99

FINANCIAL HIGHLIGHTS continued	February 29, 2012

NFO Guggenheim Insider Sentiment ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$31.66		$25.56	$23.52	$26.81	$29.48	$25.14
Income from investment operations
Net investment income (a)	0.21		0.28	0.25	0.22	0.53	0.11
Net realized and unrealized gain (loss)	3.00		6.02	2.07	(2.93)	(2.92)	4.27
Total from investment operations	3.21		6.30	2.32	(2.71)	(2.39)	4.38

Distributions to shareholders
From and in excess net investment income	(0.54)		(0.20)	(0.28)	(0.58)	(0.28)	(0.04)
Net asset value, end of period	$34.33		$31.66	$25.56	$23.52	$26.81	$29.48
Market value, end of period	$34.32		$31.64	$25.55	$23.50	$26.79	$29.45

Total return* (b)
Net asset value	10.35%		24.63%	9.83%	-9.39%	-8.19%	17.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$99,598		$194,764	$90,744	$56,462	$30,855	$30,976
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.66%	0.76	%(c)
Ratio of net investment income to average net assets*	1.37	%(c)	0.95%	0.95%	1.08%	1.91%	0.41	%(c)
Portfolio turnover rate (d)	50%		53%	65%	94%	84%	17%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.81	%(c)	0.80%	0.83%	1.14%	1.07%	1.15	%(c)
Ratio of net investment income to average net assets	1.21	%(c)	0.80%	0.77%	0.59%	1.50%	0.02	%(c)

**	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
100 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

CZA Guggenheim Mid-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period April 2, 2007** through August 31, 2007
Net asset value, beginning of period	$28.59		$24.02		$20.63	$23.80	$25.50	$25.09
Income from investment operations
Net investment income (loss) (a)	0.18		0.29		0.20	0.20	0.06	(0.02)
Net realized and unrealized gain (loss)	3.60		4.48		3.21	(3.20)	(1.66)	0.43
Total from investment operations	3.78		4.77		3.41	(3.00)	(1.60)	0.41

Distributions to shareholders
From and in excess of net investment income	(0.07)		(0.20)		(0.02)	(0.11)	(0.10)	–
Return of capital	–		(0.00	)(f)	–	(0.06)	–	–
Total distributions	(0.07)		(0.20)		(0.02)	(0.17)	(0.10)	–
Net asset value, end of period	$32.30		$28.59		$24.02	$20.63	$23.80	$25.50
Market value, end of period	$32.40		$28.57		$24.07	$20.64	$23.99	$25.59

Total return* (b)
Net asset value	13.24%		19.83%		16.53%	-12.44%	-6.32%	1.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,912		$18,580		$6,005	$4,126	$4,760	$5,100
Ratio of net expenses to average net assets (e)*	0.65	%(c)	0.65%		0.65%	0.65%	1.12%	1.81	%(c)
Ratio of net investment income (loss) to average net assets*	1.23	%(c)	0.97%		0.85%	1.13%	0.24%	-0.21	%(c)
Portfolio turnover rate (d)	45%		45%		74%	205%	136%	17%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (e)	1.14	%(c)	1.60%		3.34%	3.88%	3.30%	7.13	%(c)
Ratio of net investment income (loss) to average net assets	0.74	%(c)	0.02%		-1.84%	-2.10%	-1.94%	-5.53	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.00% for the six months ended February 29, 2012, 0.03% for the year ended August 31, 2011 and 0.00% for the years ended August 31, 2010, 2009, 2008 and 2007, respectively.

(f)	Amount is less than $0.01.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 101

FINANCIAL HIGHLIGHTS continued	February 29, 2012

CVY Guggenheim Multi-Asset Income ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$20.44		$18.30	$16.37	$20.93	$26.14	$24.96
Income from investment operations
Net investment income (a)	0.48		0.92	0.78	0.91	1.36	1.06
Net realized and unrealized gain (loss)	1.71		2.23	2.08	(4.26)	(5.18)	1.12
Total from investment operations	2.19		3.15	2.86	(3.35)	(3.82)	2.18

Distributions to shareholders
Net investment income	(0.57)		(0.80)	(0.69)	(0.83)	(1.07)	(0.88)
Return of capital	–		(0.21)	(0.24)	(0.38)	(0.32)	(0.12)
Total Distributions	(0.57)		(1.01)	(0.93)	(1.21)	(1.39)	(1.00)
Net asset value, end of period	$22.06		$20.44	$18.30	$16.37	$20.93	$26.14
Market value, end of period	$22.05		$20.42	$18.31	$16.37	$20.94	$26.10

Total return *(b)
Net asset value	11.12%		17.28%	17.82%	-14.63%	-14.92%	8.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$667,279		$436,377	$279,949	$121,120	$51,287	$94,111
Ratio of net expenses to average net assets* (e)	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.70	%(c)
Ratio of net investment income (loss) to average net assets*	4.72	%(c)	4.48%	4.36%	6.54%	5.81%	4.17	%(c)
Portfolio turnover rate (d)	53%		83%	97%	133%	195%	21%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (e)	0.75	%(c)	0.77%	0.79%	0.93%	0.89%	0.90	%(c)
Ratio of net investment income (loss) to average net assets	4.62	%(c)	4.36%	4.22%	6.26%	5.57%	3.97	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.13%, 0.13%, 0.19%, 0.17%, 0.13%, and 0.15% for the six months ended February 29, 2012 and the years ended August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 and the period September 21, 2006, through August 31, 2007, respectively.

See notes to financial statements.
102| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Per share operating performance for a share outstanding throughout each period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009 (a)		For the Year Ended August 31, 2008 (a)		For the Year Ended August 31, 2007 (a)
Net asset value, beginning of period	$19.93		$15.96	$14.27	$17.71		$21.67		$19.15
Income from investment operations
Net investment income (loss) (b)	0.08		0.08	0.05	0.03		(0.02)		(0.05)
Net realized and unrealized gain (loss)	3.06		3.89	1.64	(3.44)		(2.10)		2.68
Total from investment operations	3.14		3.97	1.69	(3.41)		(2.12)		2.63

Distributions to common shareholders
From net investment income	(0.03)		–	–	–		–		–
From and in excess of net realized gain	–		–	–	–		(1.70	) (f)	(0.11)
Return of capital	–		–	–	(0.03)		(0.14	) (f)	–
Total distributions	(0.03)		–	–	(0.03)		(1.84)		(0.11)
Net asset value, end of period	$23.04		$19.93	$15.96	$14.27		$17.71		$21.67
Market value, end of period	$23.09		$19.92	$15.95	$14.26		$17.62		$19.27

Total return (c)
Net asset value	15.77%		24.88%	11.84%	-19.17%		-10.54%		13.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,486		$68,212	$51,434	$39,564		$197,026		$240,998
Ratio of net expenses to average net assets	0.75	%(g)	0.75%	0.72%	0.76	%(e)	1.25%		1.09%
Ratio of net investment income to average net assets	0.78	%(g)	0.39%	0.29%	0.28%		(0.13)%		(0.06)%
Portfolio turnover rate (d)	26%		47%	48%	195%		142%		166%

(a)	Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)	Based on average shares outstanding during the period.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization.

(f)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to common shareholders from and in excess of net realized gain and distributions paid to common shareholders from return of capital.

(g)	Annualized

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 103

FINANCIAL HIGHLIGHTS continued	February 29, 2012

CSD Guggenheim Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period December 15, 2006** through August 31, 2007
Net asset value, beginning of period	$22.23		$18.88	$16.13	$21.76	$29.02	$25.18
Income from investment operations
Net investment income (a)	0.08		0.15	0.08	0.38	0.34	0.04
Net realized and unrealized gain (loss)	3.69		3.31	3.01	(5.58)	(7.42)	3.80
Total from investment operations	3.77		3.46	3.09	(5.20)	(7.08)	3.84

Distributions to shareholders
From and in excess of net investment income	(0.11)		(0.11)	(0.34)	(0.43)	(0.18)	–
Net asset value, end of period	$25.89		$22.23	$18.88	$16.13	$21.76	$29.02
Market value, end of period	$25.87		$22.22	$18.97	$16.09	$21.79	$28.97

Total return* (b)
Net asset value	17.02%		18.30%	19.20%	-23.14%	-24.50%	15.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,249		$17,785	$14,162	$8,066	$15,232	$50,793
Ratio of net expenses to average net assets *	0.65	%(c)	0.65%	0.65%	0.65%	0.69%	0.75	%(c)
Ratio of net investment income to average net assets *	0.66	%(c)	0.64%	0.40%	2.83%	1.34%	0.17	%(c)
Portfolio turnover rate (d)	4%		2%	46%	89%	62%	23%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.11	%(c)	1.51%	1.57%	1.90%	1.08%	1.11	%(c)
Ratio of net investment income (loss) to average net assets	0.20	%(c)	-0.22%	-0.52%	1.58%	0.95%	-0.19	%(c)
**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

WXSP Wilshire 4500 Completion ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$28.24		$23.36	$25.05
Income from investment operations
Net investment income (a)	0.21		0.38	0.14
Net realized and unrealized gain (loss)	3.37		4.84	(1.83)
Total from investment operations	3.58		5.22	(1.69)

Distributions to shareholders
From and in excess of net investment income	(0.26)		(0.34)	–
Capital gains	(0.04)		–	–
Total distributions to shareholders	(0.30)		(0.34)	–
Net asset value, end of period	$31.52		$28.24	$23.36
Market value, end of period	$31.60		$28.00	$23.44

Total return (b)
Net asset value	12.79%		22.26%	-6.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,303		$5,647	$4,672
Ratio of net expenses to average net assets (e)	0.18	%(c)	0.18%	0.18	%(c)
Ratio of net investment income to average net assets	1.49	%(c)	1.28%	1.18	%(c)
Portfolio turnover rate (d)	9%		12%	6%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.01% for the six months ended February 29, 2012 and 0.01% for the year ended August 31, 2011 and for the period ended August 31, 2010.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 105

FINANCIAL HIGHLIGHTS continued	February 29, 2012

WFVK Wilshire 5000 Total Market ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$27.32		$23.27	$25.01
Income from investment operations
Net investment income (a)	0.28		0.51	0.22
Net realized and unrealized gain (loss)	3.25		3.94	(1.96)
Total from investment operations	3.53		4.45	(1.74)

Distributions to shareholders
From and in excess of net investment income	(0.47)		(0.40)	–
Capital gains	(0.01)		–	–
Total Distributions	(0.48)		(0.40)	–
Net asset value, end of period	$30.37		$27.32	$23.27
Market value, end of period	$30.55		$27.38	$23.37

Total return (b)
Net asset value	13.07%		19.09%	-6.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,073		$5,464	$2,327
Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12	%(c)
Ratio of net investment income to average net assets	2.05	%(c)	1.80%	1.82	%(c)
Portfolio turnover rate (d)	3%		4%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
106| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2012

WMCR Wilshire Micro-Cap ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008		For the Period September 21, 2006** through August 31, 2007
Net asset value, beginning of period	$16.38		$14.33	$14.19		$22.04		$26.25		$25.15
Income from investment operations
Net investment income (a)	0.14		0.24	0.25		0.35		0.57		0.22
Net realized and unrealized gain (loss)	1.48		1.87	0.04		(7.65)		(4.34)		0.95
Total from investment operations	1.62		2.11	0.29		(7.30)		(3.77)		1.17

Distributions to shareholders
From and in excess of net investment income	(0.65)		(0.06)	(0.15)		(0.55)		(0.44)		(0.07)
Net asset value, end of period	$17.35		$16.38	$14.33		$14.19		$22.04		$26.25
Market value, end of period	$17.33		$16.30	$14.38		$14.11		$22.02		$26.18

Total return (b)
Net asset value	10.41%		14.67%	1.97	%*	-32.91	%*	-14.44	%*	4.64	%*

Ratios and supplemental data
Net assets, end of period (thousands)	$15,630		$40,951	$4,311		$3,560		$8,834		$18,394
Ratio of net expenses to average net assets (f)	0.50	%(e)	0.50%	0.64	%(c)*	0.65	%(d)*	0.67	%(d)*	0.84	%(d)(e)*
Ratio of net investment income to average net assets	1.77	%(e)	1.27%	1.61	%(c)*	2.54	%(d)*	2.44	%(d)*	0.83	%(d)(e)*
Portfolio turnover rate (g)	35%		37%	191%		194%		180%		61%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (f)	N/A		N/A	4.06	%(c)	3.47%		1.75%		1.51	%(e)
Ratio of net investment income (loss) to average net assets	N/A		N/A	-1.81	%(c)	-0.28%		1.36%		0.16	%(e)

**	Commencement of investment operations

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.65% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.65%

(e)	Annualized.

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in the shares of other investment companies and business development companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.07% for the six months ended February 29, 2012, 0.14%, 0.03%, 0.01%, 0.00%, and 0.05% for the years ended August 31, 2011, August 31, 2010, August 31, 2009, August 31, 2008, and the period September 21, 2006 through August 31, 2007, respectively.

(g)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	February 29, 2012

WREI Wilshire US REIT ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 29, 2012 (unaudited)		For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$31.78		$27.28	$25.28
Income from investment operations
Net investment income (a)	0.54		1.00	0.45
Net realized and unrealized gain	1.88		4.32	1.71
Total from investment operations	2.42		5.32	2.16

Distributions to shareholders
Net investment income	(0.64)		(0.63)	(0.09)
Capital gains	–		(0.18)	(0.07)
Return of capital	–		(0.01)	–
Total distributions	(0.64)		(0.82)	(0.16)
Net asset value, end of period	$33.56		$31.78	$27.28
Market value, end of period	$33.62		$31.63	$27.17

Total return (b)
Net asset value	7.87%		19.62%	8.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,391		$12,713	$5,455
Ratio of net expenses to average net assets	0.32	%(c)	0.32%	0.32	%(c)
Ratio of net investment income (loss) to average net assets	3.50	%(c)	3.17%	3.53	%(c)
Portfolio turnover rate (d)	4%		12%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
108| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 29, 2012

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006.

The following 11 portfolios have a semiannual reporting period ended on February 29, 2012:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
uggenheim Insider Sentiment ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire 4500 Completion ETF
Wilshire 5000 Total Market ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select ADR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire 4500 Completion ETF	Wilshire 4500 Completion IndexSM
Wilshire 5000 Total Market ETF	Wilshire 5000 Total Market IndexSM
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The fair value estimate for the Fund’s Level 3 securities were determined in good faith by the Pricing Committee pursuant to the valuation procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 29, 2012:

Wilshire 4500 Completion ETF

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,278	$—		$—	$6,278
Rights	—	—	†	—	—	†
Warrants	—	—	†	—	—	†
Investments of Collateral
for Securities Loaned	327	—		—	327
Total	$6,605	$—	†	$—	$6,605

There were no transfers between levels.

† Market value is less than minimum figure required to be disclosed.

Wilshire 5000 Total Market ETF

Description	Level 1		Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,053		$—		$—	$6,053
Preferred Stock	—	†	—		—	—	†
Master Limited
Partnership	1		—		—	1
Rights	—		—	†	—	—	†
Investments of Collateral
for Securities on Loaned	67		—		—	67
Total	$6,121		$—	†	$—	$6,121

There were no transfers between levels.

† Market value is less than minimum figure required to be disclosed.

Wilshire Micro-Cap ETF

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$356	$—	$—		$356
Communications	1,428	—	—		1,428
Consumer, Cyclical	1,666	—	—	†	1,666
Consumer,
Non-cyclical	3,837	—	—		3,837
Diversified	16	—	—		16
Energy	778	—	—		778
Financial	4,257	—	—		4,257
Industrial	1,656	16	—		1,672
Technology	1,448	—	—		1,448
Utilities	128	—	—		128
Warrants	—	1	—		1
Investments of Collateral
for Securities on Loaned	1,767	—	—		1,767
Total	$17,337	$17	$—	†	$17,354

The transfers in and out of the valuation levels for the Wilshire Micro-Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

	$(000s	)
Transfers from Level 1 to Level 2:	16

The transfer from Level 1 to Level 2 is a result of securities being halted on the principal exchange on February 29, 2012.

The fair value estimates for Universal Travel Group was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established by management and approved by the Board of Trustees. There were various factors considered in reaching the fair value determination including, but not limited to, the flowing: the type of security, public information obtained from the issuer and public information obtained from the primary stock exchange on which the security trades.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 29, 2012.

Level 3 Holdings	Common Stock		Rights
Beginning Balance at 8/31/11	$—	†	$—	†
Net Realized Gain/Loss	—		—
Change in Unrealized Gain/Loss	—		—
Purchases	—		—
Sales	—		—	†
Rights Received	—		—
Transfers In	—		—
Transfers Out	—		—
Ending Balance at 2/29/12	$—	†	$—

† Market value is less than minimum figure required to be disclosed.

110| CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Wilshire US REIT ETF

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$8,367	$—		$—	$8,367
Exchange Traded Fund	21	—		—	21
Rights	—	—	†	—	—	†
Total	$8,388	$—	†	$—	$8,388

There were no transfers between levels.

† Market value is less than minimum figure required to be disclosed.

All securities held by Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, and Guggenheim Spin-Off ETF, were valued using quoted prices in active markets (Level 1). There were no transfers between levels for these Funds for the six months ended February 29, 2012.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BRIC ETF	annual
Guggenheim Defensive Equity ETF	annual
Guggenheim Insider Sentiment ETF	annual
Guggenheim Mid-Cap Core ETF	annual
Guggenheim Multi-Asset Income ETF	quarterly
Guggenheim Raymond James SB-1 Equity ETF	annual
Guggenheim Spin-Off ETF	annual
Wilshire 4500 Completion ETF	annual
Wilshire 5000 Total Market ETF	annual
Wilshire Micro-Cap ETF	annual
Wilshire US REIT ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

(e) Recent Accounting Pronouncements
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Guggenheim Funds Investments Advisors, LLC (the “Adviser”) is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and the Adviser, the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire 4500 Completion ETF	0.18%
Wilshire 5000 Total Market ETF	0.12%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration Agreement, the Adviser provides Fund Administration services to the Funds. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended February 29, 2012, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration	Fund Administration
	Expense	Expense Waived
Guggenheim BRIC ETF	$54,432	$—
Guggenheim Defensive Equity ETF	5,708	—
Guggenheim Insider Sentiment ETF	15,930	—
Guggenheim Mid-Cap Core ETF	3,215	—
Guggenheim Multi-Asset Income ETF	55,283	—
Guggenheim Spin-Off ETF	3,311	—

Due to their unitary fee structure, Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corporation (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Asset Management, LLC (“GPAM”) acts as the sub-adviser for Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, and Wilshire US REIT ETF. In this capacity, GPAM directs the purchases and sales of each Fund’s investment securities.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire

112 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Micro-Cap ETF and Wilshire US REIT ETF (excluding interest expense, a portion of the Funds’ licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business), from exceeding 0.60% of average net assets per year, at least until December 31, 2014.

For the six months ended February 29, 2012, the Adviser waived fees and reimbursed the following fees and expenses:

	Advisory Fees	Expenses
	Waived	Reimbursed
Guggenheim BRIC ETF	$57,063	$—
Guggenheim Defensive Equity ETF	60,129	—
Guggenheim Insider ETF	92,096	—
Guggenheim Mid-Cap Core ETF	57,101	—
Guggenheim Multi-Asset Income ETF	247,043	—
Guggenheim Spin-Off ETF	55,710	—

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities.

Certain officers of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers who are officers, directors and/or employees of the Adviser.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The Bank of New York Mellon Corporation
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire 4500 Completion ETF	Wilshire Associates, Inc.
Wilshire 5000 Total Market ETF	Wilshire Associates, Inc.
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At February 29, 2012, the cost of investments and accumulated unrealized appreciation/depreciation on investments, for federal income tax purposes were as follows:

	Cost of	Gross Tax	Gross Tax	Net Tax Unrealized
	Investments	Unrealized	Unrealized	Appreciation
	for Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BRIC ETF	$606,958,529	$50,518,568	$(144,326,584)	$(93,808,016)
Guggenheim Defensive Equity ETF	63,767,644	4,658,014	(880,904)	3,777,110
Guggenheim Insider Sentiment ETF	98,506,113	10,715,241	(6,192,198)	4,523,043
Guggenheim Mid-Cap Core ETF	31,175,664	3,225,795	(65,727)	3,160,068
Guggenheim Multi-Asset Income ETF	707,918,127	53,865,954	(4,852,928)	49,013,026
Guggenheim Raymond James SB-1 Equity ETF	78,218,623	10,417,707	(3,318,869)	7,098,838
Guggenheim Spin-Off ETF	31,319,067	5,643,806	(734,132)	4,909,674
Wilshire 4500 Completion ETF	5,383,434	1,490,466	(268,902)	1,221,564
Wilshire 5000 Total Market ETF	5,561,702	847,255	(288,111)	559,144
Wilshire Micro-Cap ETF	19,217,867	1,499,260	(3,362,902)	(1,863,642)
Wilshire US REIT ETF	7,768,120	722,354	(102,578)	619,776

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Tax components of the following balances as of August 31, 2011 (the most recent fiscal year end for federal income tax purposes), were as follows:

			Undistributed
	Undistributed		Long-Term Gains/
	Ordinary Income/		(Accumulated
	(Accumulated		Capital &
	Ordinary Loss	)	Other Loss )
Guggenheim BRIC ETF	$12,112,691		$(184,107,611)
Guggenheim Defensive Equity ETF	289,882		(8,695,335)
Guggenheim Insider Sentiment ETF	1,073,168		(22,781,148)
Guggenheim Mid-Cap Core ETF	—		(2,732,183)
Guggenheim Multi-Asset Income ETF	—		(53,555,219)
Guggenheim Raymond James SB-1 Equity ETF	117,742		(63,905,812)
Guggenheim Spin-Off ETF	68,154		(13,335,406)
Wilshire 4500 Completion ETF	28,663		(14,469)
Wilshire 5000 Total Market ETF	56,448		1,277
Wilshire Micro-Cap ETF	387,432		(11,167,727)
Wilshire US REIT ETF	—		—

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2011 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions	Distributions
	paid from	paid from	paid from
	Ordinary	Return of	Capital
	Income	Capital	Gains
Guggenheim BRIC ETF	$19,849,690	$—	$—
Guggenheim Defensive
Equity ETF	310,400	—	—
Guggenheim Insider
Sentiment ETF	784,061	—	—
Guggenheim Mid-Cap
Core ETF	76,438	1,562	—
Guggenheim Multi-Asset
Income ETF	15,879,825	4,191,231	—
Guggenheim Raymond
James SB-1 Equity ETF	—	—	—
Guggenheim Spin-Off ETF	74,900	—	—
Wilshire 4500
Completion ETF	67,000	—	—
Wilshire 5000 Total
Market ETF	40,000	—	—
Wilshire Micro-Cap ETF	126,048	—	—
Wilshire US REIT ETF	234,441	2,094	49,565

At August 31, 2011 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Capital Loss
	Expiring in 2015	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Total
Guggenheim BRIC ETF	$—	$582,151	$26,015,805	$110,401,833	$21,411,159	$158,410,948
Guggenheim Defensive Equity ETF	—	239,904	2,336,530	4,602,868	775,663	7,954,965
Guggenheim Insider Sentiment ETF	28,269	1,378,798	5,706,532	7,692,501	4,313,733	19,119,833
Guggenheim Mid-Cap Core ETF	—	121,302	1,079,147	1,005,926	315,160	2,521,535
Guggenheim Multi-Asset Income ETF	—	7,675,096	13,909,834	28,674,746	2,169,718	52,429,394
Guggenheim Raymond James SB-1 Equity ETF	—	—	33,491,603	22,643,804	3,841,681	59,977,088
Guggenheim Spin-Off ETF	—	41,750	6,122,357	6,409,407	606,401	13,179,915
Wilshire 4500 Completion ETF	—	—	—	—	—	—
Wilshire 5000 Total Market ETF	—	—	—	—	—	—
Wilshire Micro-Cap ETF	35,224	3,606,209	5,414,866	1,844,181	258,357	11,158,837
Wilshire US REIT ETF	—	—	—	—	—	—

114 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2011 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses and passive foreign investment company (“PFIC”) losses as follows:

		Post-October
	Post-October	Foreign
	Capital	Currency and
	Losses	PFIC Losses
Guggenheim BRIC ETF	$25,696,663	$17,340
Guggenheim Defensive Equity ETF	740,370	—
Guggenheim Insider Sentiment ETF	3,661,315	—
Guggenheim Mid-Cap Core ETF	210,648	—
Guggenheim Multi-Asset Income ETF	1,125,825	—
Guggenheim Raymond James SB-1 Equity ETF	3,928,724	—
Guggenheim Spin-Off ETF	155,491	—
Wilshire 4500 Completion ETF	15,508	—
Wilshire 5000 Total Market ETF	—	—
Wilshire Micro-Cap ETF	8,890	—
Wilshire US REIT ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the six months ended February 29, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$15,691,947	$25,350,778
Guggenheim Defensive Equity ETF	6,925,566	6,772,923
Guggenheim Insider Sentiment ETF	60,865,918	61,869,677
Guggenheim Mid-Cap Core ETF	11,354,901	11,016,638
Guggenheim Multi-Asset Income ETF	264,049,986	263,825,072
Guggenheim Raymond James SB-1 Equity ETF	20,069,522	19,947,847
Guggenheim Spin-Off ETF	893,274	936,859
Wilshire 4500 Completion ETF	502,185	535,404
Wilshire 5000 Total Market ETF	169,772	211,793
Wilshire Micro-Cap ETF	8,295,868	8,636,832
Wilshire US REIT ETF	420,302	459,342

For the six months ended February 29, 2012, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$7,576,378	$59,976,750
Guggenheim Defensive Equity ETF	45,643,318	14,905,121
Guggenheim Insider Sentiment ETF	27,866,760	123,424,390
Guggenheim Mid-Cap Core ETF	22,078,557	10,222,035
Guggenheim Multi-Asset Income ETF	357,854,699	170,322,668
Guggenheim Raymond James SB-1 Equity ETF	34,151,445	31,579,537
Guggenheim Spin-Off ETF	14,258,316	—
Wilshire 4500 Completion ETF	—	—
Wilshire 5000 Total Market ETF	—	—
Wilshire Micro-Cap ETF	3,117,268	28,322,197
Wilshire US REIT ETF	—	4,393,707

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation and Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 115

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2012

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to February 29, 2012, the Board of Trustees declared the following dividends payable on March 30, 2012 to shareholders of record on March 28, 2012. The dividend rates per share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.265
Wilshire US REIT ETF	0.186

On March 28, 2012, the Guggenheim BulletShares 2018 Corporate Bond ETF (NYSE Arca: BSCI), Guggenheim BulletShares 2019 Corporate Bond ETF (NYSE Arca: BSCJ), and Guggenheim BulletShares 2020 Corporate Bond ETF (NYSE Arca: BSCK), separate series of the Trust, commenced investment operations.

116 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 29, 2012

Federal Income Tax Information
In January 2013, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2012.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1997).	54	None

Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, Ltd., a mining and metals investment bank (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	49
Director, Axiom Gold and Silver Corp. (2011-present), Windstorm Resources, Inc. (2011-present), Zincore Metals, Inc. (2009-present). Previously, Director of Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	49	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).

Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	56	None

Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	53	Trustee, Bennett Group of Funds (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
As of period end. The Guggenheim Funds Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, LLC. The Guggenheim Funds Fund Complex is overseen by multiple Boards of Trustees.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 117

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 29, 2012

Principal Executive Officers

The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Executive Officer Chief Legal Officer	Since 2010 Since 2008
Senior Managing Director, General Counsel and Corporate Secretary of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, LLC and Guggenheim Funds Services LLC (2007-present). Chief Legal Officer and Chief Executive Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC (2010-present). Chief Accounting Officer, Chief Financial Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Services, LLC (2006-present). Chief Compliance Officer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011
Director; Associate General Counsel of Guggenheim Funds Services, LLC (2012-present). Formerly, Vice President; Assistant General Counsel of Guggenheim Funds Services, LLC (2007-2012). Secretary of certain other funds in the Fund Complex.

Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011 to present). Assistant Secretary of certain other funds in the Fund Complex. Previously, associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, LLC (2008- present). Formerly, Vice President, Guggenheim Funds Distributors, LLC (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service, Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

118 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	February 29, 2012

Board of Trustees	Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes	Kevin M. Robinson	Guggenheim Funds	Custodian
	Chief Executive Officer	Investment Advisors, LLC	and Transfer Agent
Roman Friedrich III	and Chief Legal Officer	Lisle, IL	The Bank of
New York Mellon Corp.
Robert B. Karn III	John Sullivan	Investment Subadviser	New York, NY
	Chief Accounting Officer,	(WXSP, WFVK and WREI)
Ronald A. Nyberg	Chief Financial Officer	Guggenheim Partners	Legal Counsel
	and Treasurer	Asset Management, LLC	Dechert LLP
Ronald E. Toupin, Jr.		Santa Monica, CA	New York, NY
Bruce Saxon
	Chief Compliance Officer	Distributor	Independent Registered
		Guggenheim Funds	Public Accounting Firm
	Mark E. Mathiasen	Distributors, LLC	Ernst & Young LLP
	Secretary	Lisle, IL	Chicago, IL

	Stevens T. Kelly	Administrator
	Assistant Secretary	Guggenheim Funds
Investment Advisors, LLC
	William H. Belden III	Lisle, IL
Vice President

David A. Botset
Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•           If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Funds website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Funds website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 119

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $125 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Guggenheim Partners Asset Management, LLC (“GPAM”), a subsidiary of Guggenheim Partners, LLC, serves as investment sub-adviser to each of the Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US REIT ETF pursuant to a sub-advisory agreement with the Investment Adviser. GPAM assists the Investment Adviser with portfolio optimization for each of the Fund’s that GPAM serves as investment sub-adviser.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 28 separate exchange-traded “index funds” as of February 29, 2012. The investment objective of each of the funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(04/12)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-SAR-0212

Item 2.  Code of Ethics.

 Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:         /s/ Kevin M. Robinson

Name:    Kevin M. Robinson

Title:      Chief Executive Officer and Chief Legal Officer

Date:  May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson

Name:     Kevin M. Robinson

Title:       Chief Executive Officer and Chief Legal Officer

Date:  May 7, 2012

By:          /s/ John Sullivan

Name:     John Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:  May 7, 2012